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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05371

Russell Investment Funds

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101

(Address of principal executive offices) (Zip code)

Mary Beth Rhoden, Secretary and Chief Legal Office

Russell Investment Funds

18th Floor

Seattle, Washington 98101

206-505-4846

(Name and address of agent for service)

Registrant’s telephone number, including area code: 206-505-7877

Date of fiscal year end: December 31

Date of reporting period: January 1, 2011 – June 30, 2011

Item 1. Reports to Stockholders

2011 SEMI-ANNUAL REPORT

Russell

Investment Funds

JUNE 30, 2011

FUND

Multi-Style Equity Fund

Aggressive Equity Fund

Non-U.S. Fund

Core Bond Fund

Global Real Estate Securities Fund (formerly Real Estate Securities Fund)

Russell Investment Funds

Russell Investment Funds is a series investment company with ten different investment portfolios referred to as Funds. These financial statements report on five of these Funds.

Russell Investment Funds

Semi-annual Report

June 30, 2011 (Unaudited)

Russell Investment Funds

Copyright © Russell Investments 2011. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Investment Funds

Multi-Style Equity Fund

Shareholder Expense Example — June 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fee and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value
January 1, 2011	$1,000.00	$1,000.00
Ending Account Value
June 30, 2011	$1,052.30	$1,020.38
Expenses Paid During Period*	$4.53	$4.46

*	Expenses are equal to the Fund’s annualized expense ratio of 0.89% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Multi-Style Equity Fund	3

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 96.0%
Consumer Discretionary - 15.5%
Abercrombie & Fitch Co. Class A	16,400	1,098
Amazon.com, Inc. (Æ)	16,318	3,337
American Eagle Outfitters, Inc.	64,100	817
Apollo Group, Inc. Class A (Æ)	4,200	183
Avon Products, Inc.	34,000	952
Bed Bath & Beyond, Inc. (Æ)	36,371	2,123
BorgWarner, Inc. (Æ)	4,400	355
Carnival Corp.	5,300	199
Chico’s FAS, Inc.	2,800	43
Clear Channel Outdoor Holdings, Inc. Class A (Æ)	2,900	37
Coach, Inc.	27,000	1,726
Comcast Corp. Class A	70,037	1,775
Costco Wholesale Corp.	15,600	1,267
DIRECTV, Inc. Class A (Æ)	8,590	437
Estee Lauder Cos., Inc. (The) Class A	8,789	925
Ford Motor Co. (Æ)(Ñ)	128,527	1,772
Gap, Inc. (The)	49,900	903
Hanesbrands, Inc. (Æ)	24,400	697
Harman International Industries, Inc.	2,900	132
Home Depot, Inc.	70,355	2,549
Hyatt Hotels Corp. Class A (Æ)	4,200	171
JC Penney Co., Inc.	5,665	196
Johnson Controls, Inc.	96,453	4,018
Kohl’s Corp.	15,700	785
Las Vegas Sands Corp. (Æ)	35,105	1,482
Liberty Global, Inc. Class A (Æ)	7,000	315
Limited Brands, Inc.	8,010	308
Lowe’s Cos., Inc.	127,305	2,967
McDonald’s Corp.	41,100	3,466
MGM Resorts International (Æ)	18,800	248
Newell Rubbermaid, Inc.	10,400	164
Nielsen Holdings NV (Æ)	44,073	1,373
Nike, Inc. Class B	18,600	1,674
Omnicom Group, Inc.	20,800	1,002
priceline.com, Inc. (Æ)	2,086	1,068
Royal Caribbean Cruises, Ltd. (Æ)	25,000	941
Stanley Black & Decker, Inc.	17,112	1,233
Staples, Inc.	49,500	782
Starbucks Corp.	80,308	3,171
Starwood Hotels & Resorts Worldwide, Inc. (ö)	6,000	336
Target Corp.	16,900	793
TE Connectivity, Ltd.	16,022	589
Tesla Motors, Inc. (Æ)(Ñ)	6,400	186
Tiffany & Co.	15,100	1,185
Time Warner, Inc.	98,964	3,600
TJX Cos., Inc.	30,692	1,612
Viacom, Inc. Class A	82,443	4,206
Wal-Mart Stores, Inc.	28,400	1,509
Walt Disney Co. (The)	69,418	2,710
Warnaco Group, Inc. (The)(Æ)	18,400	961

		64,378

	Principal Amount ($) or Shares	Market Value $
Consumer Staples - 9.0%
Archer-Daniels-Midland Co.	58,000	1,749
Clorox Co. (Ñ)	9,300	627
Coca-Cola Co. (The)	115,566	7,776
Colgate-Palmolive Co.	14,300	1,250
ConAgra Foods, Inc.	58,673	1,515
Corn Products International, Inc.	1,000	55
Dr Pepper Snapple Group, Inc.	6,600	277
General Mills, Inc.	31,900	1,188
Hansen Natural Corp. (Æ)	1,100	89
Hershey Co. (The)	11,527	655
HJ Heinz Co.	18,000	959
Kellogg Co.	4,500	249
Kimberly-Clark Corp.	9,300	619
Kraft Foods, Inc. Class A	78,267	2,758
Kroger Co. (The)	20,000	496
Mead Johnson Nutrition Co. Class A	7,200	486
PepsiCo, Inc.	115,696	8,148
Philip Morris International, Inc.	7,600	507
Procter & Gamble Co. (The)	73,349	4,663
Safeway, Inc. (Ñ)	28,200	659
Sara Lee Corp.	11,900	226
Walgreen Co.	32,400	1,376
Whole Foods Market, Inc.	16,539	1,049

		37,376

Energy - 10.8%
Alpha Natural Resources, Inc. (Æ)	9,600	436
Anadarko Petroleum Corp.	19,000	1,458
Apache Corp.	20,662	2,549
Arch Coal, Inc.	2,700	72
Cabot Oil & Gas Corp.	12,783	848
Cameron International Corp. (Æ)	14,700	739
Chevron Corp.	40,300	4,144
ConocoPhillips	46,913	3,528
Devon Energy Corp.	31,255	2,463
Diamond Offshore Drilling, Inc. (Ñ)	1,800	127
Dresser-Rand Group, Inc. (Æ)	19,300	1,037
El Paso Corp.	33,727	681
EnCana Corp.	14,600	450
Ensco PLC - ADR	10,090	538
EOG Resources, Inc.	11,648	1,218
Exxon Mobil Corp.	13,600	1,106
Halliburton Co.	71,747	3,660
Marathon Oil Corp.	77,093	4,062
Murphy Oil Corp.	6,900	453
National Oilwell Varco, Inc.	25,524	1,997
Occidental Petroleum Corp.	50,222	5,226
Oceaneering International, Inc.	5,200	211
Patterson-UTI Energy, Inc.	10,800	341
Pioneer Natural Resources Co.	11,008	986
QEP Resources, Inc.	1,500	63
Rosetta Resources, Inc. (Æ)	2,870	148
Rowan Cos., Inc. (Æ)	4,800	186
Royal Dutch Shell PLC - ADR	9,900	704
Schlumberger, Ltd.	34,500	2,980
SM Energy Co.	2,600	191

4	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Statoil ASA - ADR	33,300	847
Total SA - ADR	9,700	561
Unit Corp. (Æ)	3,600	219
Valero Energy Corp.	10,100	258
Walter Energy, Inc. Class A	520	60
Williams Cos., Inc. (The)	12,200	369

		44,916

Financial Services - 13.6%
ACE, Ltd.	7,900	520
Allied World Assurance Co. Holdings, Ltd.	4,400	253
Allstate Corp. (The)	49,350	1,507
American Express Co.	51,481	2,661
American Financial Group, Inc.	7,500	268
Ameriprise Financial, Inc.	5,100	294
Assurant, Inc.	10,100	366
Assured Guaranty, Ltd.	5,800	95
Axis Capital Holdings, Ltd.	11,800	365
Bank of America Corp.	88,300	968
Bank of New York Mellon Corp. (The)	65,565	1,680
BB&T Corp.	113,718	3,053
BlackRock, Inc. Class A	7,600	1,458
Capital One Financial Corp.	15,794	816
Charles Schwab Corp. (The)	78,250	1,287
Chubb Corp.	7,600	476
Citigroup, Inc.	24,300	1,012
City National Corp.	3,300	179
CNA Financial Corp.	3,500	102
Discover Financial Services	28,187	754
Equifax, Inc.	700	24
Federated Investors, Inc. Class B (Ñ)	19,600	467
Goldman Sachs Group, Inc. (The)	14,550	1,937
Hartford Financial Services Group, Inc.	41,000	1,081
HCC Insurance Holdings, Inc.	8,800	277
Hospitality Properties Trust (ö)	6,300	153
Hudson City Bancorp, Inc.	35,600	292
Huntington Bancshares, Inc.	183,271	1,202
Interactive Brokers Group, Inc. Class A	7,400	116
Jefferies Group, Inc.	20,400	416
JPMorgan Chase & Co.	158,000	6,469
KeyCorp	66,200	551
Liberty Property Trust (ö)	5,100	166
Lincoln National Corp.	37,100	1,057
Mastercard, Inc. Class A	3,368	1,015
Mercury General Corp.	11,600	458
MetLife, Inc.	119,269	5,234
Morgan Stanley	64,900	1,493
Northern Trust Corp.	27,176	1,249
People’s United Financial, Inc.	30,100	405
PNC Financial Services Group, Inc.	19,200	1,144
Progressive Corp. (The)	13,600	291
Protective Life Corp.	3,300	76
Prudential Financial, Inc.	24,500	1,558
Public Storage (ö)	1,900	217
Reinsurance Group of America, Inc. Class A	1,900	116
Selective Insurance Group, Inc.	2,300	37

	Principal Amount ($) or Shares	Market Value $
Sovran Self Storage, Inc. (ö)	1,200	49
SunTrust Banks, Inc.	37,500	968
Symetra Financial Corp.	4,500	60
Transatlantic Holdings, Inc.	2,900	142
Travelers Cos., Inc. (The)	9,100	531
Unum Group	4,000	102
US Bancorp	69,896	1,783
Valley National Bancorp (Ñ)	35,150	478
Visa, Inc. Class A	11,957	1,007
Webster Financial Corp.	1,400	29
Wells Fargo & Co.	174,760	4,903
Weyerhaeuser Co. (ö)	30,579	668

		56,335

Health Care - 11.8%
Abbott Laboratories	49,100	2,584
Aetna, Inc.	10,800	476
Allergan, Inc.	51,115	4,255
AMERIGROUP Corp. Class A (Æ)	3,400	240
AmerisourceBergen Corp. Class A	25,500	1,055
Amgen, Inc. (Æ)	8,700	508
Baxter International, Inc.	13,700	818
Biogen Idec, Inc. (Æ)	4,000	428
Boston Scientific Corp. (Æ)	59,800	413
Cerner Corp. (Æ)(Ñ)	9,800	599
Cigna Corp.	1,900	98
Covance, Inc. (Æ)	8,400	499
Coventry Health Care, Inc. (Æ)	13,000	474
Covidien PLC	42,347	2,254
Cubist Pharmaceuticals, Inc. (Æ)	8,700	313
Dendreon Corp. (Æ)	16,100	635
Eli Lilly & Co. (Ñ)	15,900	597
Express Scripts, Inc. Class A (Æ)	12,000	648
Gilead Sciences, Inc. (Æ)	9,920	411
Hologic, Inc. (Æ)	19,700	397
Hospira, Inc. (Æ)	7,650	433
Humana, Inc.	500	40
Illumina, Inc. (Æ)	8,737	657
Johnson & Johnson	51,750	3,442
Lincare Holdings, Inc.	16,100	471
Medco Health Solutions, Inc. (Æ)	28,200	1,594
Medicis Pharmaceutical Corp. Class A	5,500	210
Medtronic, Inc.	22,216	856
Merck & Co., Inc.	78,341	2,764
Pfizer, Inc.	363,191	7,482
Sanofi-Aventis SA - ADR	67,500	2,711
St. Jude Medical, Inc.	7,920	378
Stryker Corp.	50,929	2,989
Teleflex, Inc.	7,300	446
Teva Pharmaceutical Industries, Ltd. - ADR	11,250	542
Thermo Fisher Scientific, Inc. (Æ)	20,517	1,321
UnitedHealth Group, Inc.	8,490	438
Valeant Pharmaceuticals International, Inc.	4,010	208
Vertex Pharmaceuticals, Inc. (Æ)	21,800	1,134
Warner Chilcott PLC Class A	47,000	1,134
Watson Pharmaceuticals, Inc. Class B (Æ)	18,965	1,304

Multi-Style Equity Fund	5

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

WellCare Health Plans, Inc. (Æ)	600	31
WellPoint, Inc.	5,700	449

		48,736

Materials and Processing - 3.9%
Bemis Co., Inc.	16,400	554
Celanese Corp. Class A	14,455	771
Cliffs Natural Resources, Inc.	3,601	333
Dow Chemical Co. (The)	10,210	368
Eastman Chemical Co.	14,902	1,520
EI du Pont de Nemours & Co.	36,710	1,983
Freeport-McMoRan Copper & Gold, Inc.	15,600	825
Huntsman Corp.	35,800	675
MeadWestvaco Corp.	10,200	340
Monsanto Co.	42,110	3,054
Nucor Corp.	18,500	763
Packaging Corp. of America	8,381	235
Potash Corp. of Saskatchewan, Inc.	28,040	1,598
Precision Castparts Corp.	2,900	477
Sealed Air Corp.	42,632	1,015
Steel Dynamics, Inc.	33,300	541
Temple-Inland, Inc.	2,682	80
Textron, Inc.	4,300	102
Vulcan Materials Co. (Ñ)	21,300	821

		16,055

Producer Durables - 11.7%
3M Co.	32,131	3,047
Accenture PLC Class A	68,114	4,117
Agilent Technologies, Inc. (Æ)	17,922	916
AO Smith Corp.	1,900	80
Boeing Co. (The)	23,300	1,723
Caterpillar, Inc.	24,044	2,560
Chicago Bridge & Iron Co. NV	3,100	121
CNH Global NV (Æ)	300	12
Convergys Corp. (Æ)	9,800	134
CSX Corp.	19,200	503
Cummins, Inc.	1,810	187
Danaher Corp.	21,000	1,113
Deere & Co.	12,882	1,062
Delta Air Lines, Inc. (Æ)	87,156	799
Eaton Corp.	2,000	103
Emerson Electric Co.	18,600	1,046
FedEx Corp.	25,736	2,441
Fluor Corp.	35,350	2,286
Gardner Denver, Inc.	1,100	92
General Dynamics Corp.	26,957	2,009
General Electric Co.	129,100	2,435
Harsco Corp.	18,000	587
Honeywell International, Inc.	59,115	3,522
Kansas City Southern (Æ)	1,700	101
KBR, Inc.	10,200	384
Kennametal, Inc.	2,700	114
Kirby Corp. (Æ)	300	17
Lexmark International, Inc. Class A (Æ)	8,300	243
Lockheed Martin Corp.	8,300	672
Manpower, Inc.	17,515	940

	Principal Amount ($) or Shares	Market Value $
Moody’s Corp.	25,530	979
Pentair, Inc.	32,917	1,328
Pitney Bowes, Inc.	36,976	850
Raytheon Co.	9,600	479
Republic Services, Inc. Class A	23,700	731
Rockwell Automation, Inc.	12,010	1,042
Rockwell Collins, Inc.	5,460	337
RR Donnelley & Sons Co. (Ñ)	25,600	502
Ryder System, Inc.	4,200	239
Skywest, Inc.	2,900	44
Synopsys, Inc. (Æ)	13,200	339
Terex Corp. (Æ)	9,800	279
Tidewater, Inc.	9,900	533
Union Pacific Corp.	4,600	480
United Continental Holdings, Inc. (Æ)	54,300	1,229
United Parcel Service, Inc. Class B	60,449	4,408
URS Corp. (Æ)	6,600	295
Waste Management, Inc.	12,700	473
Xerox Corp.	40,000	416

		48,349

Technology - 15.8%
Acme Packet, Inc. (Æ)	4,760	334
Alcatel-Lucent - ADR (Æ)	78,600	454
Altera Corp.	6,300	292
Amdocs, Ltd. (Æ)	13,100	398
Amphenol Corp. Class A	21,189	1,144
Apple, Inc. (Æ)	29,024	9,740
Applied Materials, Inc.	160,711	2,091
Avago Technologies, Ltd.	30,000	1,140
BCE, Inc.	50,900	1,999
Broadcom Corp. Class A	7,600	256
CA, Inc.	6,400	146
Check Point Software Technologies, Ltd. (Æ)(Ñ)	13,800	785
Citrix Systems, Inc. (Æ)	14,600	1,168
Cognizant Technology Solutions Corp. Class A (Æ)	21,444	1,573
Corning, Inc.	25,800	468
Diebold, Inc.	10,900	338
Electronic Arts, Inc. (Æ)	21,000	496
EMC Corp. (Æ)	22,900	631
Google, Inc. Class A (Æ)	8,455	4,281
Harris Corp.	9,200	415
Hewlett-Packard Co.	25,400	925
Intel Corp.	84,300	1,868
International Business Machines Corp.	14,437	2,477
JDS Uniphase Corp. (Æ)	20,989	350
Juniper Networks, Inc. (Æ)	22,612	712
Koninklijke Philips Electronics NV (Ñ)	20,000	514
Linear Technology Corp.	19,400	641
LSI Corp. (Æ)	53,500	381
Maxim Integrated Products, Inc.	35,900	918
Mentor Graphics Corp. (Æ)	5,200	67
Micron Technology, Inc. (Æ)	47,800	358
Microsoft Corp.	154,300	4,011
MKS Instruments, Inc.	4,800	127

6	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Motorola Mobility Holdings, Inc. (Æ)(Ñ)	2,012		44
Motorola Solutions, Inc. (Æ)	10,842		499
NetApp, Inc. (Æ)	29,841		1,575
Oracle Corp.	159,476		5,248
QUALCOMM, Inc.	131,546		7,471
Red Hat, Inc. (Æ)	12,700		583
Riverbed Technology, Inc. (Æ)	6,200		245
Salesforce.com, Inc. (Æ)	9,970		1,486
SanDisk Corp. (Æ)	10,868		451
Texas Instruments, Inc.	84,719		2,781
VeriFone Systems, Inc. (Æ)	6,800		302
VMware, Inc. Class A (Æ)	4,900		491
Vodafone Group PLC - ADR	97,900		2,615

			65,289

Utilities - 3.9%
American Electric Power Co., Inc.	19,200		723
AT&T, Inc.	39,100		1,228
Calpine Corp. (Æ)	56,289		908
DTE Energy Co.	8,800		440
Duke Energy Corp.	25,900		488
Edison International	11,600		450
Energen Corp.	100		6
Entergy Corp.	6,600		451
Exelon Corp.	23,400		1,003
Frontier Communications Corp.	63,200		510
Great Plains Energy, Inc.	21,700		450
Kinder Morgan, Inc.	57,733		1,658
MDU Resources Group, Inc.	22,700		511
MetroPCS Communications, Inc. (Æ)	42,890		738
NextEra Energy, Inc.	33,369		1,917
NII Holdings, Inc. (Æ)	1,500		64
NiSource, Inc. (Ñ)	23,500		476
NV Energy, Inc.	22,600		347
Pepco Holdings, Inc.	21,300		418
PG&E Corp.	11,100		467
PPL Corp.	11,500		320
Public Service Enterprise Group, Inc.	6,200		202
Questar Corp.	9,400		166
Southern Co.	2,600		105
Telephone & Data Systems, Inc.	2,400		75
Veolia Environnement SA - ADR (Ñ)	14,300		405
Verizon Communications, Inc.	43,700		1,626

			16,152

Total Common Stocks (cost $337,953)			397,586

Short-Term Investments - 3.9%
Russell U.S. Cash Management Fund	16,009,854	(¥)	16,010

Total Short-Term Investments (cost $16,010)			16,010

	Principal Amount ($) or Shares		Market Value $
Other Securities - 0.8%
Russell Investment Funds Liquidating Trust (×)	114,347	(¥)	135
Russell U.S. Cash Collateral Fund (×)	3,251,308	(¥)	3,251

Total Other Securities (cost $3,366)			3,386

Total Investments - 100.7% (identified cost $357,329)			416,982

Other Assets and Liabilities, Net - (0.7%)			(2,745)

Net Assets - 100.0%			414,237

See accompanying notes which are an integral part of the financial statements.

Multi-Style Equity Fund	7

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Mini Index Futures	27	USD	1,976	09/11	76
S&P 500 E Mini Index Futures (CME)	173	USD	11,379	09/11	361
S&P 500 Index Futures (CME)	7	USD	2,302	09/11	75
S&P Midcap 400 E Mini Index Futures (CME)	14	USD	1,367	09/11	57

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					569

Presentation of Portfolio Holdings — June 30, 2011 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$64,378	$—	$—	$64,378	15.5
Consumer Staples	37,376	—	—	37,376	9.0
Energy	44,916	—	—	44,916	10.8
Financial Services	56,335	—	—	56,335	13.6
Health Care	48,736	—	—	48,736	11.8
Materials and Processing	16,055	—	—	16,055	3.9
Producer Durables	48,349	—	—	48,349	11.7
Technology	65,289	—	—	65,289	15.8
Utilities	16,152	—	—	16,152	3.9
Short-Term Investments	—	16,010	—	16,010	3.9
Other Securities	—	3,386	—	3,386	0.8

Total Investments	397,586	19,396	—	416,982	100.7

Other Assets and Liabilities, Net					(0.7)

					100.0

Other Financial Instruments
Futures Contracts	569	—	—	569	0.1

Total Other Financial Instruments*	$569	$—	$—	$569

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

8	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Fair Value of Derivative Instruments — June 30, 2011 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts

Location: Statement of Assets and Liabilities - Assets
Daily variation margin on futures contracts*	$569

Derivatives not accounted for as hedging instruments	Equity Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$238

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$395

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Multi-Style Equity Fund	9

Russell Investment Funds

Aggressive Equity Fund

Shareholder Expense Example — June 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fee and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2011	$1,000.00	$1,000.00
Ending Account Value
June 30, 2011	$1,065.20	$1,019.64
Expenses Paid During Period*	$5 .33	$5 .21

*	Expenses are equal to the Fund's annualized expense ratio of 1.04% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

10	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 96.6%
Consumer Discretionary - 11.1%
1-800-Flowers.com, Inc. Class A (Æ)	1,000	3
Abercrombie & Fitch Co. Class A	3,500	234
Acacia Research - Acacia Technologies (Æ)	23,541	865
Amerco, Inc. (Æ)	5,493	528
Arctic Cat, Inc. (Æ)	3,300	44
Ascena Retail Group, Inc. (Æ)	8,780	299
Bebe Stores, Inc.	49,700	303
Big 5 Sporting Goods Corp.	700	6
BJ’s Wholesale Club, Inc. (Æ)	7,800	392
Callaway Golf Co.	39,050	243
Charming Shoppes, Inc. (Æ)	28,000	116
Chico’s FAS, Inc.	6,200	94
Choice Hotels International, Inc.	3,700	123
Christopher & Banks Corp.	52,862	304
Clear Channel Outdoor Holdings, Inc. Class A (Æ)	6,015	76
CROCS, Inc. (Æ)	26,357	680
Daktronics, Inc.	4,600	50
Dick’s Sporting Goods, Inc. (Æ)	12,112	466
Dollar Tree, Inc. (Æ)	13,300	887
Elizabeth Arden, Inc. (Æ)	3,900	113
Federal-Mogul Corp. (Æ)	3,884	89
Finish Line, Inc. (The) Class A	14,904	319
Flextronics International, Ltd. (Æ)	18,570	119
Foot Locker, Inc.	26,060	620
Fossil, Inc. (Æ)	6,600	778
Fred’s, Inc. Class A	21,340	308
Gentex Corp.	29,418	889
Harman International Industries, Inc.	10,800	492
Hillenbrand, Inc.	18,070	427
HOT Topic, Inc.	8,800	65
Hyatt Hotels Corp. Class A (Æ)	2,800	114
Interpublic Group of Cos., Inc. (The)	18,000	225
Jones Group, Inc. (The)	50,320	546
Kenneth Cole Productions, Inc. Class A (Æ)	20,664	258
Leapfrog Enterprises, Inc. Class A (Æ)	2,200	9
Lear Corp.	2,800	150
Liberty Global, Inc. Class A (Æ)	1,100	50
LKQ Corp. (Æ)	36,342	949
Marchex, Inc. Class A	1,200	11
MDC Holdings, Inc.	15,360	378
Meredith Corp. (Ñ)	14,600	454
Movado Group, Inc.	2,700	46
Multimedia Games Holding Co., Inc. (Æ)	2,400	11
New York & Co., Inc. (Æ)	3,300	16
Newell Rubbermaid, Inc.	2,000	32
Oxford Industries, Inc.	9,990	337
Panera Bread Co. Class A (Æ)	4,852	609
Papa John’s International, Inc. (Æ)	7,800	259
PC Mall, Inc. (Æ)	300	2
Perry Ellis International, Inc. (Æ)	1,600	40
Pool Corp.	17,111	510
Quiksilver, Inc. (Æ)	13,900	65
RadioShack Corp. (Ñ)	26,460	352

	Principal Amount ($) or Shares	Market Value $
RealD, Inc. (Æ)(Ñ)	6,198	145
Regis Corp.	3,160	48
Rick’s Cabaret International, Inc. (Æ)	900	8
Ross Stores, Inc.	8,580	688
Ruby Tuesday, Inc. (Æ)	16,696	180
Sinclair Broadcast Group, Inc. Class A	12,300	135
Sotheby’s Class A	1,657	72
Standard Motor Products, Inc.	22,000	335
Steven Madden, Ltd. (Æ)	25,412	954
Stewart Enterprises, Inc. Class A	23,100	169
Superior Industries International, Inc.	17,703	391
Tempur-Pedic International, Inc. (Æ)	4,818	327
Texas Roadhouse, Inc. Class A	27,520	483
TRW Automotive Holdings Corp. (Æ)	6,800	401
Wendy’s/Arby’s Group, Inc. Class A	124,960	633
Wet Seal, Inc. (The) Class A (Æ)	19,900	89
Williams-Sonoma, Inc.	20,250	739
WMS Industries, Inc. (Æ)	8,908	274
Wolverine World Wide, Inc.	17,594	734
Wyndham Worldwide Corp.	6,600	222
XO Group, Inc. (Æ)	1,600	16

		22,398

Consumer Staples - 2.1%
Andersons, Inc. (The)	4,263	180
Church & Dwight Co., Inc.	7,200	292
Constellation Brands, Inc. Class A (Æ)	20,400	425
Corn Products International, Inc.	26,000	1,437
Dean Foods Co. (Æ)	8,900	109
Fresh Del Monte Produce, Inc.	6,100	163
Hansen Natural Corp. (Æ)	1,300	105
Imperial Sugar Co.	200	4
Nash Finch Co.	1,800	64
Omega Protein Corp. (Æ)(Ñ)	2,100	29
Pantry, Inc. (The)(Æ)	2,800	53
Sanderson Farms, Inc. (Ñ)	8,010	383
Smart Balance, Inc. (Æ)	9,300	48
Spartan Stores, Inc.	4,600	90
Susser Holdings Corp. (Æ)	900	14
TreeHouse Foods, Inc. (Æ)(Ñ)	15,930	870

		4,266

Energy - 6.5%
Alon USA Energy, Inc.	1,200	14
Alpha Natural Resources, Inc. (Æ)	8,599	391
Arch Coal, Inc.	5,900	157
Berry Petroleum Co. Class A	5,800	308
Cabot Oil & Gas Corp.	700	46
Cloud Peak Energy, Inc. (Æ)	13,900	296
Complete Production Services, Inc. (Æ)	19,014	634
Comstock Resources, Inc. (Æ)(Ñ)	8,299	239
Core Laboratories NV	5,704	636
Dresser-Rand Group, Inc. (Æ)	3,700	199
Exterran Holdings, Inc. (Æ)	9,876	196
Frontier Oil Corp.	13,700	443
Global Geophysical Services, Inc. (Æ)	1,000	18
Global Industries, Ltd. (Æ)	40,664	223

Aggressive Equity Fund	11

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Gulf Island Fabrication, Inc.	1,800	58
Helmerich & Payne, Inc.	16,119	1,066
Mitcham Industries, Inc. (Æ)	3,000	52
Newfield Exploration Co. (Æ)	6,220	423
Newpark Resources, Inc. (Æ)	13,657	124
Oceaneering International, Inc.	13,400	543
Oil States International, Inc. (Æ)	3,100	248
Patterson-UTI Energy, Inc.	36,743	1,161
Penn Virginia Corp.	40,300	532
Precision Drilling Corp. (Æ)	20,544	295
Rosetta Resources, Inc. (Æ)	16,600	855
Rowan Cos., Inc. (Æ)	11,281	438
SEACOR Holdings, Inc.	4,300	430
SM Energy Co.	3,700	272
Sunoco, Inc.	6,687	279
Superior Energy Services, Inc. (Æ)	17,460	648
Tesoro Corp. (Æ)	10,700	245
Tetra Technologies, Inc. (Æ)	14,096	179
Thompson Creek Metals Co., Inc. - ADR (Æ)	22,600	226
Unit Corp. (Æ)	10,281	626
Walter Energy, Inc. Class A	3,909	453
Western Refining, Inc. (Æ)(Ñ)	7,800	141

		13,094

Financial Services - 17.7%
Advance America Cash Advance Centers, Inc.	8,100	56
Affiliated Managers Group, Inc. (Æ)	8,279	840
Allied World Assurance Co. Holdings, Ltd.	4,000	230
American Assets Trust, Inc. (ö)	17,000	382
American Capital Agency Corp. (ö)	23,900	696
American Financial Group, Inc.	11,400	407
Ameriprise Financial, Inc.	3,253	188
Anworth Mortgage Asset Corp. (ö)	24,360	183
Apartment Investment & Management Co. Class A (ö)	7,000	179
Apollo Commercial Real Estate Finance, Inc. (ö)	4,000	64
Arch Capital Group, Ltd. (Æ)	2,900	93
Ares Capital Corp.	25,180	405
Argo Group International Holdings, Ltd.	1,500	45
Arthur J Gallagher & Co.	3,400	97
Artio Global Investors, Inc. Class A	4,800	54
Ashford Hospitality Trust, Inc. (ö)	3,410	42
Assurant, Inc.	10,700	388
Astoria Financial Corp.	23,480	300
Axis Capital Holdings, Ltd.	13,300	412
Banco Latinoamericano de Comercio Exterior SA Class E	3,300	57
Bank of Hawaii Corp.	2,800	130
BioMed Realty Trust, Inc. (ö)	22,050	424
BOK Financial Corp.	1,400	77
Boston Private Financial Holdings, Inc. (Ñ)	47,121	310
Brandywine Realty Trust (ö)	27,200	315
Brookline Bancorp, Inc.	30,900	286
Brown & Brown, Inc.	4,100	105
Bryn Mawr Bank Corp.	300	6

	Principal Amount ($) or Shares	Market Value $
Camden Property Trust (ö)	4,700	299
Capitol Federal Financial, Inc.	34,191	402
CapLease, Inc. (ö)	10,900	54
Cardinal Financial Corp.	1,000	11
Center Financial Corp. (Æ)	3,100	20
Chemical Financial Corp.	700	13
Chesapeake Lodging Trust (ö)	33,000	563
City National Corp.	6,700	363
Cogdell Spencer, Inc. (ö)	6,000	36
Colonial Properties Trust (ö)	15,962	326
CommonWealth REIT (ö)	6,800	176
Community Bank System, Inc.	5,462	135
Community Trust Bancorp, Inc.	1,000	28
Cousins Properties, Inc. (ö)	13,769	118
Delphi Financial Group, Inc. Class A	5,300	155
DiamondRock Hospitality Co. (ö)	50,269	539
Dime Community Bancshares, Inc.	11,000	160
Dollar Financial Corp. (Æ)	5,938	129
Duff & Phelps Corp. Class A	25,000	321
Dynex Capital, Inc. (ö)	45,264	438
East West Bancorp, Inc.	39,910	807
Education Realty Trust, Inc. (ö)	12,800	110
Endurance Specialty Holdings, Ltd.	7,200	298
Evercore Partners, Inc. Class A	500	17
Everest Re Group, Ltd.	2,000	164
Excel Trust, Inc. (ö)	6,390	70
Extra Space Storage, Inc. (ö)	6,400	137
Ezcorp, Inc. Class A (Æ)	21,074	750
Fair Isaac Corp.	4,500	136
FBL Financial Group, Inc. Class A	1,400	45
First Financial Bankshares, Inc. (Ñ)	2,850	98
First Interstate Bancsystem, Inc. Class A	1,100	16
Flagstone Reinsurance Holdings SA	65,890	555
Flushing Financial Corp.	1,500	20
Forestar Group, Inc. (Æ)	16,243	267
Franklin Street Properties Corp. (ö)	22,243	287
Fulton Financial Corp. (Ñ)	30,900	331
Glacier Bancorp, Inc.	8,800	119
Gladstone Capital Corp.	2,700	25
Government Properties Income Trust (ö)	5,600	151
Green Dot Corp. Class A (Æ)(Ñ)	100	3
Greenhill & Co., Inc. (Ñ)	8,665	466
Hanmi Financial Corp. (Æ)(Ñ)	33,100	35
Hanover Insurance Group, Inc. (The)	6,400	241
Hatteras Financial Corp. (ö)	8,800	248
HCC Insurance Holdings, Inc.	12,400	391
Healthcare Realty Trust, Inc. (ö)	19,000	392
Hercules Technology Growth Capital, Inc.	26,600	280
Home Bancshares, Inc.	2,750	65
Horace Mann Educators Corp.	7,600	119
Hospitality Properties Trust (ö)	29,829	723
Hudson Pacific Properties, Inc. (ö)	1,600	25
Hudson Valley Holding Corp.	778	15
Iberiabank Corp.	6,800	392
Inland Real Estate Corp. (ö)	13,000	115
Interactive Brokers Group, Inc. Class A	8,000	125

12	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Invesco Mortgage Capital, Inc. (ö)	27,000	571
Investment Technology Group, Inc. (Æ)	1,900	27
JER Investors Trust, Inc. (Æ)(Þ)	1,771	—
Jones Lang LaSalle, Inc.	3,700	349
KeyCorp	23,238	194
Kite Realty Group Trust (ö)	3,100	15
Knight Capital Group, Inc. Class A (Æ)	22,154	244
Kohlberg Capital Corp. (Ñ)	2,800	22
Lakeland Financial Corp.	300	7
LaSalle Hotel Properties (ö)	23,935	630
Lazard, Ltd. Class A	14,230	528
Liberty Property Trust (ö)	12,700	414
LTC Properties, Inc. (ö)	5,300	147
Mack-Cali Realty Corp. (ö)	10,200	336
MCG Capital Corp.	12,800	78
Meadowbrook Insurance Group, Inc.	7,785	77
Medical Properties Trust, Inc. (ö)	21,100	243
MFA Financial, Inc. (ö)	44,600	359
Mission West Properties, Inc. (ö)	800	7
Montpelier Re Holdings, Ltd.	15,800	284
NBT Bancorp, Inc.	2,000	44
Nelnet, Inc. Class A	11,400	251
OceanFirst Financial Corp.	1,700	22
Old National Bancorp	10,900	118
OneBeacon Insurance Group, Ltd. Class A	1,200	16
Oritani Financial Corp.	13,890	178
Parkway Properties, Inc. (ö)	2,700	46
PennantPark Investment Corp. (Ñ)	27,758	311
PennyMac Mortgage Investment Trust (ö)	11,300	187
Piedmont Office Realty Trust, Inc. Class A (Ñ)(ö)	8,900	181
Pinnacle Financial Partners, Inc. (Æ)	30,180	470
Piper Jaffray Cos. (Æ)	8,509	245
Post Properties, Inc. (ö)	7,800	318
PrivateBancorp, Inc. Class A	56,670	782
Prosperity Bancshares, Inc.	17,256	756
Protective Life Corp.	11,600	268
PS Business Parks, Inc. (ö)	2,300	127
Raymond James Financial, Inc.	16,163	519
Realty Income Corp. (ö)	2,300	77
Reinsurance Group of America, Inc. Class A	4,000	243
Renasant Corp.	1,900	28
Republic Bancorp, Inc. Class A	1,200	24
Resource Capital Corp. (Ñ)(ö)	44,713	283
Safety Insurance Group, Inc.	1,300	55
Sandy Spring Bancorp, Inc.	1,200	22
Selective Insurance Group, Inc.	23,400	381
Signature Bank NY (Æ)	11,190	640
Simmons First National Corp. Class A	200	5
SL Green Realty Corp. (ö)	6,000	497
Sovran Self Storage, Inc. (ö)	3,800	156
StellarOne Corp.	19,587	237
Sterling Bancorp Class N	27,120	257
Stifel Financial Corp. (Æ)	1,400	50
Susquehanna Bancshares, Inc.	22,100	177
SVB Financial Group (Æ)	6,810	407
Symetra Financial Corp.	34,470	463

	Principal Amount ($) or Shares	Market Value $
Texas Capital Bancshares, Inc. (Æ)	9,730	251
TICC Capital Corp. (Ñ)	9,100	87
Transatlantic Holdings, Inc.	7,600	372
Trustmark Corp. (Ñ)	10,200	239
Two Harbors Investment Corp. (ö)	43,400	467
UMB Financial Corp.	8,400	352
Umpqua Holdings Corp.	24,200	280
Union First Market Bankshares Corp.	600	7
United Financial Bancorp, Inc.	1,500	23
Unitrin, Inc.	1,900	56
Universal Health Realty Income Trust (ö)	600	24
Urstadt Biddle Properties, Inc. Class A (ö)	2,600	47
Washington Federal, Inc.	45,570	748
Webster Financial Corp.	12,100	254
WesBanco, Inc.	600	12

		35,687

Health Care - 12.2%
Affymetrix, Inc. (Æ)	15,000	119
Albany Molecular Research, Inc. (Æ)	24,017	116
Amedisys, Inc. (Æ)	6,968	186
AMERIGROUP Corp. Class A (Æ)	13,340	940
Analogic Corp.	4,130	217
Angiodynamics, Inc. (Æ)	2,700	38
Array Biopharma, Inc. (Æ)	4,800	11
Assisted Living Concepts, Inc. Class A	1,200	20
Brookdale Senior Living, Inc. Class A (Æ)	15,636	379
CardioNet, Inc. (Æ)	3,500	19
Catalyst Health Solutions, Inc.(Æ)	14,730	822
Cerner Corp. (Æ)(Ñ)	5,820	356
Chemed Corp.	3,900	256
Computer Programs & Systems, Inc.	8,500	540
Conmed Corp. (Æ)	8,966	255
Cooper Cos., Inc. (The)	12,353	979
Coventry Health Care, Inc. (Æ)	26,900	981
Cross Country Healthcare, Inc. (Æ)	1,300	10
Cynosure, Inc. Class A (Æ)	15,920	192
Cytokinetics, Inc. (Æ)	18,800	24
Endo Pharmaceuticals Holdings, Inc. (Æ)	11,200	450
Ensign Group, Inc. (The)	3,800	115
Five Star Quality Care, Inc. (Æ)	62,997	366
Forest Laboratories, Inc. (Æ)	3,400	134
Gentiva Health Services, Inc. (Æ)	9,418	196
Greatbatch, Inc. (Æ)	10,536	283
Harvard Bioscience, Inc. (Æ)	39,716	212
Health Management Associates, Inc. Class A (Æ)	69,386	748
Health Net, Inc. (Æ)	30,350	974
Healthsouth Corp. (Æ)	20,914	549
Healthspring, Inc. (Æ)	11,455	528
Henry Schein, Inc. (Æ)	6,264	448
HMS Holdings Corp. (Æ)	7,450	573
Hologic, Inc. (Æ)	27,614	557
Humana, Inc.	6,900	556
IDEXX Laboratories, Inc. (Æ)	5,614	435
Illumina, Inc. (Æ)	6,197	466

Aggressive Equity Fund	13

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Impax Laboratories, Inc. (Æ)	13,833	301
Kindred Healthcare, Inc. (Æ)	15,825	340
LifePoint Hospitals, Inc. (Æ)	6,616	259
Medicines Co. (The)(Æ)	10,300	170
Medicis Pharmaceutical Corp. Class A	11,881	453
Mednax, Inc. (Æ)	9,931	716
Molina Healthcare, Inc. (Æ)	16,650	452
Omnicell, Inc. (Æ)	1,100	17
Palomar Medical Technologies, Inc. (Æ)	2,300	26
Par Pharmaceutical Cos., Inc. (Æ)	16,800	554
PerkinElmer, Inc.	27,568	742
Perrigo Co.	7,150	627
Progenics Pharmaceuticals, Inc. (Æ)	4,100	29
Quality Systems, Inc.	3,800	332
RTI Biologics, Inc. (Æ)	2,900	8
STERIS Corp.	11,600	406
SuperGen, Inc. (Æ)	9,500	28
SurModics, Inc. (Æ)	2,700	30
SXC Health Solutions Corp. (Æ)	20,320	1,196
Symmetry Medical, Inc. (Æ)	25,947	233
Triple-S Management Corp. Class B (Æ)	2,400	52
Universal Health Services, Inc. Class B	10,819	558
Varian Medical Systems, Inc. (Æ)	4,141	290
Viropharma, Inc. (Æ)	22,400	414
Warner Chilcott PLC Class A	22,400	541
Watson Pharmaceuticals, Inc. Class B (Æ)	8,000	550
WebMD Health Corp. Class A (Æ)	9,218	420
WellCare Health Plans, Inc. (Æ)	5,200	267
Wright Medical Group, Inc. (Æ)	7,900	119
Zoll Medical Corp. (Æ)	6,910	392

		24,572

Materials and Processing - 9.1%
A Schulman, Inc.	19,850	500
Airgas, Inc.	8,294	581
Albemarle Corp.	13,065	904
Ameron International Corp.	3,531	232
Apogee Enterprises, Inc.	28,300	362
Aptargroup, Inc.	6,900	361
Arch Chemicals, Inc.	10,920	376
Ashland, Inc.	8,200	530
Ball Corp.	21,600	831
Buckeye Technologies, Inc.	20,387	550
Cabot Corp.	7,210	287
Clarcor, Inc.	8,829	417
Comfort Systems USA, Inc.	9,800	104
Commercial Metals Co.	26,400	379
Crown Holdings, Inc. (Æ)	14,300	555
Domtar Corp.	7,300	691
Eastman Chemical Co.	5,200	531
Fastenal Co.	10,193	367
Georgia Gulf Corp. (Æ)	2,800	68
Gibraltar Industries, Inc. (Æ)	2,600	29
HB Fuller Co.	19,976	488
Horsehead Holding Corp. (Æ)	22,579	301
Insteel Industries, Inc.	2,800	35
Interline Brands, Inc. (Æ)	15,300	281

	Principal Amount ($) or Shares	Market Value $
KapStone Paper and Packaging Corp. (Æ)	21,500	357
Kaydon Corp.	15,230	568
Kraton Performance Polymers, Inc. (Æ)	16,350	640
MeadWestvaco Corp.	4,000	133
Mercer International, Inc. (Æ)(Ñ)	16,501	166
Minerals Technologies, Inc.	3,900	259
NCI Buildings Systems, Inc. (Æ)	2,400	27
Neenah Paper, Inc.	1,800	38
Noranda Aluminum Holding Corp. (Æ)	10,200	154
OM Group, Inc. (Æ)	11,090	451
Owens & Minor, Inc.	9,680	334
Packaging Corp. of America	13,900	389
PolyOne Corp.	12,800	198
Polypore International, Inc. (Æ)	5,057	343
Quaker Chemical Corp.	500	22
Quanex Building Products Corp.	7,200	118
Reliance Steel & Aluminum Co.	5,500	273
RTI International Metals, Inc. (Æ)	7,955	305
Schnitzer Steel Industries, Inc. Class A	5,955	343
Schweitzer-Mauduit International, Inc.	5,700	320
Scotts Miracle-Gro Co. (The) Class A	4,786	246
Timken Co.	16,600	838
Titanium Metals Corp.	15,488	284
TPC Group, Inc. (Æ)	21,980	862
Universal Forest Products, Inc.	8,950	214
Valspar Corp.	3,600	130
WR Grace & Co. (Æ)	10,948	500

		18,272

Producer Durables - 19.5%
AAR Corp.	4,100	111
ABM Industries, Inc.	22,080	515
Actuant Corp. Class A	9,873	265
Aecom Technology Corp. (Æ)	9,008	246
AGCO Corp. (Æ)	10,839	535
Aircastle, Ltd.	13,800	176
Alaska Air Group, Inc. (Æ)	8,600	589
Albany International Corp. Class A	4,200	111
Alexander & Baldwin, Inc.	6,833	329
Ametek, Inc.	6,350	285
AO Smith Corp.	8,400	355
Applied Industrial Technologies, Inc.	12,600	449
Astec Industries, Inc. (Æ)	6,703	248
Atlas Air Worldwide Holdings, Inc. (Æ)	10,463	623
Avery Dennison Corp.	2,100	81
BE Aerospace, Inc. (Æ)	29,466	1,202
Brady Corp. Class A	10,800	346
Briggs & Stratton Corp.	19,790	393
Bristow Group, Inc.	2,140	109
CAI International, Inc. (Æ)	12,054	249
Cascade Corp.	1,500	71
Celadon Group, Inc. (Æ)	1,900	27
Ceradyne, Inc. (Æ)	6,624	258
Chart Industries, Inc. (Æ)	5,837	315
Chicago Bridge & Iron Co. NV	16,415	639
Consolidated Graphics, Inc. (Æ)	2,380	131
Convergys Corp. (Æ)	14,800	202

14	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Con-way, Inc.	700	27
Corrections Corp. of America (Æ)	4,700	102
Crane Co.	5,300	262
Cubic Corp.	6,400	326
Curtiss-Wright Corp.	7,900	256
DHT Holdings, Inc.	14,000	54
Diana Shipping, Inc. (Æ)	28,485	312
Douglas Dynamics, Inc.	4,100	65
Dycom Industries, Inc. (Æ)	2,500	41
Electro Rent Corp.	5,474	94
Electronics for Imaging, Inc. (Æ)	8,152	140
EMCOR Group, Inc. (Æ)	8,400	246
EnerSys (Æ)	16,770	577
EnPro Industries, Inc. (Æ)	8,186	394
Esterline Technologies Corp. (Æ)	8,800	671
Flir Systems, Inc.	8,211	277
Forward Air Corp.	170	6
G&K Services, Inc. Class A	5,580	189
General Cable Corp. (Æ)	6,842	291
Genesee & Wyoming, Inc. Class A (Æ)	6,888	404
Granite Construction, Inc.	4,600	113
Great Lakes Dredge & Dock Corp.	12,800	71
Group 1 Automotive, Inc.	13,020	536
H&R Block, Inc.	6,900	111
Harsco Corp.	9,100	297
Heidrick & Struggles International, Inc.	700	16
HUB Group, Inc. Class A (Æ)	12,260	462
IHS, Inc. Class A (Æ)	6,482	541
Insituform Technologies, Inc. Class A (Æ)	6,542	137
JB Hunt Transport Services, Inc.	5,300	250
Joy Global, Inc.	8,780	836
Kadant, Inc. (Æ)	2,000	63
Kansas City Southern (Æ)	4,900	291
KBR, Inc.	47,199	1,777
Kelly Services, Inc. Class A (Æ)	4,900	81
Kennametal, Inc.	14,700	620
Kirby Corp. (Æ)	11,890	673
Knight Transportation, Inc.	38,650	656
Layne Christensen Co. (Æ)	13,787	419
LB Foster Co. Class A	300	10
Lexmark International, Inc. Class A (Æ)	10,500	307
Lincoln Electric Holdings, Inc.	4,720	169
Littelfuse, Inc.	3,200	188
Manitowoc Co., Inc. (The)	22,771	383
Manpower, Inc.	800	43
MAXIMUS, Inc.	8,500	702
McDermott International, Inc. (Æ)	41,048	813
McGrath Rentcorp	13,656	384
Middleby Corp. (Æ)	2,259	212
Moog, Inc. Class A (Æ)	4,200	183
MSC Industrial Direct Co. Class A	6,780	450
MYR Group, Inc. (Æ)	2,800	66
NACCO Industries, Inc. Class A	800	77
National Instruments Corp.	15,541	461
Navistar International Corp. (Æ)	12,684	716
On Assignment, Inc. (Æ)	3,500	34
OSI Systems, Inc. (Æ)	7,132	307
Primoris Services Corp.	2,000	26

	Principal Amount ($) or Shares	Market Value $
Quality Distribution, Inc. (Æ)	1,200	16
RailAmerica, Inc. (Æ)	4,900	74
Resources Connection, Inc.	45,020	542
Roper Industries, Inc.	5,353	446
RSC Holdings, Inc. (Æ)	25,913	310
Ryder System, Inc.	10,800	614
Saia, Inc. (Æ)	1,100	19
SeaCube Container Leasing, Ltd.	3,200	55
Sensata Technologies Holding NV (Æ)	10,117	381
SFN Group, Inc. (Æ)	2,400	22
Skywest, Inc.	23,700	357
Snyders-Lance, Inc.	2,170	47
Southwest Airlines Co.	23,724	271
Steelcase, Inc. Class A	16,100	183
Stericycle, Inc. (Æ)	4,159	371
Sterling Construction Co., Inc. (Æ)	1,400	19
SYKES Enterprises, Inc. (Æ)	16,700	360
Synopsys, Inc. (Æ)	14,800	381
TAL International Group, Inc.	13,300	460
Teledyne Technologies, Inc. (Æ)	15,455	778
Tetra Tech, Inc. (Æ)	6,600	149
Textainer Group Holdings, Ltd.	14,073	433
Titan International, Inc.	9,082	220
Toro Co. (The)	4,300	260
Towers Watson & Co. Class A	6,100	401
TransDigm Group, Inc. (Æ)	4,517	412
Trimble Navigation, Ltd. (Æ)	14,478	574
Triumph Group, Inc.	9,420	937
TrueBlue, Inc. (Æ)	3,500	51
Tsakos Energy Navigation, Ltd.	31,200	312
Tutor Perini Corp.	11,724	225
Unifirst Corp.	1,500	84
URS Corp. (Æ)	15,483	692
Wabtec Corp.	9,230	607
Waste Connections, Inc.	11,953	379
Waters Corp. (Æ)	4,500	431
Watts Water Technologies, Inc. Class A	4,800	170
Werner Enterprises, Inc.	10,000	251

		39,369

Technology - 13.0%
Actuate Corp. (Æ)	4,800	28
ADTRAN, Inc.	13,606	527
Amdocs, Ltd. (Æ)	3,700	112
American Reprographics Co. (Æ)	2,300	16
Amkor Technology, Inc. (Æ)	13,900	86
Amphenol Corp. Class A	11,208	605
Ansys, Inc. (Æ)	15,051	824
AOL, Inc. (Æ)	11,700	232
Arris Group, Inc. (Æ)	5,900	68
Aruba Networks, Inc. (Æ)	24,997	739
Atmel Corp. (Æ)	22,662	319
Avago Technologies, Ltd.	16,219	616
Aviat Networks, Inc. (Æ)	11,400	45
Avnet, Inc. (Æ)	3,200	102
AVX Corp.	7,100	108
Brightpoint, Inc. (Æ)	6,000	49

Aggressive Equity Fund	15

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Brocade Communications Systems, Inc. (Æ)	7,900	51
Ceva, Inc. (Æ)	12,163	370
Ciber, Inc. (Æ)	15,500	86
Coherent, Inc. (Æ)	7,033	389
Cohu, Inc.	23,840	313
Comtech Telecommunications Corp.	3,400	95
Concur Technologies, Inc. (Æ)	3,696	185
Cray, Inc. (Æ)	5,800	37
CSG Systems International, Inc. (Æ)	14,737	272
Cypress Semiconductor Corp.	12,474	264
Electro Scientific Industries, Inc. (Æ)	38,752	748
Emulex Corp. (Æ)	48,623	419
Equinix, Inc. (Æ)	8,010	810
Exar Corp. (Æ)	4,500	28
F5 Networks, Inc. (Æ)	4,245	468
FEI Co. (Æ)	11,200	428
Fortinet, Inc. (Æ)	8,598	235
Hittite Microwave Corp. (Æ)	8,351	517
HomeAway, Inc. (Æ)	397	15
Hurco Cos., Inc. (Æ)	800	26
Hutchinson Technology, Inc. (Æ)(Ñ)	1,100	2
IAC/InterActiveCorp (Æ)	18,862	720
Informatica Corp. (Æ)	10,200	596
Infospace, Inc. (Æ)	1,500	14
Inphi Corp. (Æ)	9,240	161
Integrated Device Technology, Inc. (Æ)	48,800	384
Intermec, Inc. (Æ)	9,900	109
International Rectifier Corp. (Æ)	17,668	495
Intersil Corp. Class A	37,000	475
Intevac, Inc. (Æ)	1,000	10
JDS Uniphase Corp. (Æ)	34,529	576
Kemet Corp. (Æ)	45,400	650
Keynote Systems, Inc.	3,800	82
KLA-Tencor Corp.	2,300	93
Knology, Inc. (Æ)	2,600	39
Kulicke & Soffa Industries, Inc. (Æ)	14,100	157
Lam Research Corp. (Æ)	13,100	580
LSI Corp. (Æ)	62,500	445
LTX-Credence Corp. (Æ)	22,700	203
Mentor Graphics Corp. (Æ)	36,500	467
Methode Electronics, Inc.	22,900	266
Micrel, Inc.	41,510	439
MICROS Systems, Inc. (Æ)	13,020	647
Microsemi Corp. (Æ)	13,899	285
Mindspeed Technologies, Inc. (Æ)	3,300	26
MKS Instruments, Inc.	5,500	145
Molex, Inc. (Ñ)	13,900	358
Multi-Fineline Electronix, Inc. (Æ)	10,192	220
Netlogic Microsystems, Inc. (Æ)	7,085	286
Newport Corp. (Æ)	6,700	122
NICE Systems, Ltd. - ADR (Æ)	17,416	633
Novellus Systems, Inc. (Æ)	7,400	267
Opnet Technologies, Inc.	8,600	352
Opnext, Inc. (Æ)	17,500	40
PMC - Sierra, Inc. (Æ)	53,421	404
Polycom, Inc. (Æ)	4,904	315
Radisys Corp. (Æ)	1,900	14

	Principal Amount ($) or Shares	Market Value $
RealNetworks, Inc. (Æ)	15,100	51
RightNow Technologies, Inc. (Æ)	9,800	318
Rovi Corp. (Æ)	14,940	858
Rudolph Technologies, Inc. (Æ)	2,000	21
SBA Communications Corp. Class A (Æ)(Ñ)	10,775	411
Seachange International, Inc. (Æ)	4,400	47
Silicon Graphics International Corp. (Æ)(Ñ)	6,100	105
Silicon Image, Inc. (Æ)	26,900	174
Silicon Laboratories, Inc. (Æ)	1,900	78
Sourcefire, Inc. (Æ)	23,612	703
Standard Microsystems Corp. (Æ)	5,400	146
SuccessFactors, Inc. (Æ)	11,566	340
Symmetricom, Inc. (Æ)	2,400	14
Synchronoss Technologies, Inc. (Æ)	8,790	279
Tekelec (Æ)	12,300	112
TeleCommunication Systems, Inc. Class A (Æ)	6,500	31
THQ, Inc. (Æ)	19,900	72
Tier Technologies, Inc. Class B (Æ)	21,377	107
Trident Microsystems, Inc. (Æ)	14,400	10
Ultratech, Inc. (Æ)	3,500	106
United Online, Inc.	40,726	245
VeriFone Systems, Inc. (Æ)	10,126	449
Vishay Intertechnology, Inc. (Æ)	11,193	168

		26,154

Utilities - 5.4%
Allete, Inc.	10,490	431
Alliant Energy Corp.	14,000	570
Approach Resources, Inc. (Æ)	32,650	739
Atmos Energy Corp.	9,700	323
Black Hills Corp.	21,202	638
California Water Service Group	24,640	461
Chesapeake Utilities Corp.	1,200	48
El Paso Electric Co.	31,700	1,023
Energen Corp.	4,500	254
Great Plains Energy, Inc.	10,100	209
Idacorp, Inc.	2,400	95
Integrys Energy Group, Inc.	3,700	192
Laclede Group, Inc. (The)	1,100	42
MetroPCS Communications, Inc. (Æ)	17,200	296
NII Holdings, Inc. (Æ)	10,986	466
NiSource, Inc. (Ñ)	10,300	209
Northwest Natural Gas Co.	7,380	333
NorthWestern Corp.	18,695	619
NTELOS Holdings Corp.	9,480	194
NV Energy, Inc.	33,100	508
OGE Energy Corp.	10,200	513
Otter Tail Corp.	12,150	256
Pinnacle West Capital Corp.	8,400	374
PNM Resources, Inc.	16,100	270
Portland General Electric Co.	16,130	408
Premiere Global Services, Inc. (Æ)	4,200	34
Questar Corp.	3,200	57
Southwest Gas Corp.	6,200	239
Stone Energy Corp. (Æ)	4,900	149
SureWest Communications	800	13

16	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Telephone & Data Systems, Inc.	5,800		180
UGI Corp.	12,100		386
UIL Holdings Corp.	8,450		273

			10,802

Total Common Stocks (cost $161,094)			194,614

Short-Term Investments - 3.2%
Russell U.S. Cash Management Fund	6,374,037	(¥)	6,374

Total Short-Term Investments (cost $6,374)			6,374

Other Securities - 2.4%
Russell Investment Funds Liquidating Trust(X)	253,519	(¥)	257
Russell U.S. Cash Collateral Fund(X)	4,594,792	(¥)	4,595

Total Other Securities (cost $4,848)			4,852

Total Investments - 102.2% (identified cost $172,316)			205,840

Other Assets and Liabilities, Net - (2.2%)			(4,405)

Net Assets - 100.0%			201,435

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund	17

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P Midcap 400 E Mini Index Futures (CME)	70	USD	6,836	09/11	283

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					283

Presentation of Portfolio Holdings — June 30, 2011 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$22,398	$—	$—	$22,398	11.1
Consumer Staples	4,266	—	—	4,266	2.1
Energy	13,094	—	—	13,094	6.5
Financial Services	35,687	—	—	35,687	17.7
Health Care	24,572	—	—	24,572	12.2
Materials and Processing	18,272	—	—	18,272	9.1
Producer Durables	39,369	—	—	39,369	19.5
Technology	26,154	—	—	26,154	13.0
Utilities	10,802	—	—	10,802	5.4
Short-Term Investments	—	6,374	—	6,374	3.2
Other Securities	—	4,852	—	4,852	2.4

Total Investments	194,614	11,226	—	205,840	102.2

Other Assets and Liabilities, Net					(2.2)

					100.0

Other Financial Instruments
Futures Contracts	283	—	—	283	0.1

Total Other Financial Instruments*	$283	$—	$—	$283

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

18	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Fair Value of Derivative Instruments — June 30, 2011 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts

Location: Statement of Assets and Liabilities - Assets
Daily variation margin on futures contracts*	$283

Derivatives not accounted for as hedging instruments	Equity Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$385

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$161

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund	19

Russell Investment Funds

Non-U.S. Fund

Shareholder Expense Example — June 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fee and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2011	$1,000.00	$1,000.00
Ending Account Value
June 30, 2011	$1,047.20	$1,019.59
Expenses Paid During Period*	$5.33	$5.26

*	Expenses are equal to the Fund's annualized expense ratio of 1.05% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

20	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 91.0%
Australia - 0.9%
Billabong International, Ltd. (Ñ)	197,100	1,275
QBE Insurance Group, Ltd.	43,656	810
Westpac Banking Corp.	58,670	1,408

		3,493

Austria - 0.2%
Erste Group Bank AG	11,564	606

Belgium - 0.5%
Anheuser-Busch InBev NV Class 2	21,756	1,262
KBC Groep NV (Ñ)	17,798	699

		1,961

Bermuda - 1.1%
Esprit Holdings, Ltd.	163,300	509
Li & Fung, Ltd. (Ñ)	1,368,000	2,751
RenaissanceRe Holdings, Ltd.	13,200	923

		4,183

Brazil - 2.0%
Anhanguera Educacional Participacoes SA	25,300	539
BM&FBovespa SA	79,600	527
BR Malls Participacoes SA	104,200	1,192
Brookfield Incorporacoes SA	448,400	2,186
OGX Petroleo e Gas Participacoes SA (Æ)	364,300	3,405

		7,849

Canada - 1.8%
Canadian National Railway Co. (Þ)	59,648	4,766
Imax Corp. (Æ)(Ñ)	13,670	443
Pacific Rubiales Energy Corp.	67,064	1,798

		7,007

Cayman Islands - 0.7%
Baidu, Inc. - ADR (Æ)(Ñ)	6,513	913
Sina Corp. (Æ)(Ñ)	8,870	923
Youku.com, Inc. - ADR (Æ)(Ñ)	27,746	953

		2,789

Czech Republic - 0.2%
Komercni Banka AS	2,854	696

Denmark - 1.3%
Danske Bank A/S (Æ)	135,251	2,511
Novo Nordisk A/S Class B	15,135	1,898
Novozymes A/S Class B	4,886	795

		5,204

Finland - 0.4%
Pohjola Bank PLC Class A	105,825	1,368

France - 7.6%
Air France-KLM	54,306	834
Air Liquide SA Class A	14,098	2,021

	Principal Amount ($) or Shares	Market Value $
Capital Gemini SA	25,000	1,465
Casino Guichard Perrachon SA (Æ)	2,700	255
CNP Assurances	39,164	854
Credit Agricole SA	80,710	1,214
Danone	22,781	1,700
Dassault Systemes SA	933	79
GDF Suez	33,900	1,241
Lagardere SCA	17,531	741
Legrand SA - ADR	29,715	1,251
LVMH Moet Hennessy Louis Vuitton SA - ADR	14,742	2,653
Natixis	72,658	365
Pernod-Ricard SA(Ñ)	25,236	2,487
Publicis Groupe SA - ADR	16,799	938
Rallye SA	46,885	1,948
Sanofi - ADR	30,082	2,418
Schneider Electric SA	29,759	4,971
SCOR SE - ADR	43,680	1,241
UBISOFT Entertainment (Æ)(Ñ)	98,245	985

		29,661

Germany - 6.8%
Adidas AG	11,247	892
BASF SE	23,056	2,256
Bayer AG	21,622	1,738
Beiersdorf AG (Æ)	22,722	1,474
Commerzbank AG (Æ)	396,970	1,707
Deutsche Boerse AG	13,652	1,036
E.ON AG	37,700	1,070
Henkel AG & Co. KGaA	7,262	416
Linde AG	22,549	3,953
MAN SE (Ñ)	2,646	353
Merck KGaA	10,833	1,177
MTU Aero Engines Holding AG	43,771	3,492
Muenchener Rueckversicherungs AG	5,199	794
SAP AG - ADR	16,890	1,022
Siemens AG	19,320	2,653
ThyssenKrupp AG - ADR	16,960	880
Volkswagen AG	7,906	1,453

		26,366

Hong Kong - 1.8%
AIA Group, Ltd. (Æ)	200,400	697
China Unicom Hong Kong, Ltd. (Ñ)	1,240,000	2,511
CNOOC, Ltd.	634,000	1,490
Hang Lung Properties, Ltd. - ADR	297,000	1,230
Hong Kong Exchanges and Clearing, Ltd. (Ñ)	58,478	1,231

		7,159

India - 1.0%
ICICI Bank, Ltd. - ADR	57,935	2,856
Infosys Technologies, Ltd. - ADR	16,280	1,062

		3,918

Ireland - 0.2%
Accenture PLC Class A	15,200	918

Non-U.S. Fund	21

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Isle of Man - 0.4%
Genting International PLC (Æ)(Ñ)	1,068,000	1,685

Israel - 0.2%
Teva Pharmaceutical Industries, Ltd. - ADR	16,900	815

Italy - 3.4%
Banca Popolare di Milano Scarl (Ñ)	175,200	414
Enel SpA (Ñ)	257,100	1,679
ENI SpA - ADR	134,807	3,196
Finmeccanica SpA	204,247	2,472
Snam Rete Gas SpA	334,525	1,980
Telecom Italia SpA	874,500	1,217
UniCredit SpA	693,941	1,468
Unione di Banche Italiane SCPA (Ñ)	121,136	682

		13,108

Japan - 14.1%
Amada Co., Ltd.	167,700	1,290
Canon, Inc. (Ñ)	154,400	7,364
Dai-ichi Life Insurance Co., Ltd. (The)	500	700
Dena Co., Ltd. (Ñ)	26,100	1,126
Denso Corp.	32,300	1,199
Fanuc, Ltd.	16,000	2,668
Honda Motor Co., Ltd. (Ñ)	92,400	3,562
Hoya Corp.	60,100	1,332
Inpex Corp.	251	1,853
ITOCHU Corp.	233,600	2,430
Japan Tobacco, Inc.	296	1,142
Komatsu, Ltd. (Ñ)	39,900	1,241
Lawson, Inc. (Ñ)	21,500	1,129
Mabuchi Motor Co., Ltd. (Ñ)	32,800	1,657
Marubeni Corp.	231,000	1,535
Mitsubishi UFJ Financial Group, Inc.	186,700	909
Mori Seiki Co., Ltd. (Ñ)	83,100	1,101
MS&AD Insurance Group Holdings	46,400	1,088
Nintendo Co., Ltd.	6,800	1,280
Nissan Motor Co., Ltd.	61,600	647
Nomura Holdings, Inc.	112,300	556
NTT DoCoMo, Inc. - ADR	2,050	37
NTT DoCoMo, Inc.	900	1,606
Omron Corp. (Ñ)	15,700	436
Shin-Etsu Chemical Co., Ltd.	69,400	3,723
Sumitomo Corp.	142,200	1,938
Sumitomo Mitsui Financial Group, Inc.	48,400	1,490
Sumitomo Realty & Development Co., Ltd.	73,000	1,632
Suzuken Co., Ltd.	16,675	385
THK Co., Ltd.	50,500	1,285
Toshiba Corp. (Ñ)	165,000	873
Toshiba TEC Corp.	100,479	439
Toyota Motor Corp.	35,400	1,490
Yamada Denki Co., Ltd. (Ñ)	14,030	1,145
Yokogawa Electric Corp. (Ñ)	240,100	2,059

		54,347

Jersey - 0.4%
Experian PLC	10,948	139
WPP PLC	119,009	1,490

		1,629

	Principal Amount ($) or Shares	Market Value $
Luxembourg - 0.7%
APERAM	1,793	58
ArcelorMittal	35,673	1,241
Millicom International Cellular SA	13,845	1,437

		2,736

Netherlands - 7.2%
Aegon NV	178,657	1,218
Akzo Nobel NV	64,247	4,053
ASML Holding NV Class G	58,502	2,156
European Aeronautic Defence and Space Co. NV (Ñ)	51,690	1,730
Heineken NV	51,981	3,127
ING Groep NV (Æ)	501,855	6,191
Koninklijke Philips Electronics NV (Ñ)	76,429	1,961
LyondellBasell Industries NV Class A	42,865	1,651
Randstad Holding NV (Æ)	26,296	1,215
Reed Elsevier NV	93,400	1,254
Sensata Technologies Holding NV (Æ)	43,114	1,623
Unilever NV	36,450	1,194
Wolters Kluwer NV	27,587	611

		27,984

Norway - 0.9%
DnB NOR ASA	154,500	2,154
Statoil ASA Class N (Ñ)	49,300	1,248

		3,402

Russia - 0.4%
Gazprom OAO - ADR (Æ)	115,940	1,698

Singapore - 1.9%
Jardine Cycle & Carriage, Ltd.	130,100	4,573
Keppel Corp., Ltd. - ADR	35,200	318
Singapore Telecommunications, Ltd.	236,000	608
United Overseas Bank, Ltd.	125,400	2,015

		7,514

South Africa - 0.2%
MTN Group, Ltd.	39,432	840

South Korea - 0.4%
Samsung Electronics Co., Ltd.	1,842	1,432

Spain - 2.1%
Amadeus IT Group SA (Æ)(Ñ)	34,308	714
Banco Santander SA - ADR	288,789	3,331
Criteria Caixacorp SA	134,114	936
Inditex SA	19,313	1,764
Indra Sistemas SA (Ñ)	41,100	850
Red Electrica Corp. SA (Ñ)	6,654	402

		7,997

Sweden - 0.4%
Hennes & Mauritz AB Class B	17,970	619
Skandinaviska Enskilda Banken AB Class A	55,751	456
Svenska Cellulosa AB Class B	27,062	381

		1,456

22	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Switzerland - 8.6%
ACE, Ltd.	19,550	1,287
Cie Financiere Richemont SA	13,398	877
Credit Suisse Group AG (Æ)	27,999	1,088
GAM Holding AG	45,001	738
Givaudan SA (Æ)	915	968
Helvetia Holding AG (Æ)	5,215	2,233
Julius Baer Group, Ltd. (Æ)	85,127	3,514
Nestle SA	80,440	5,000
Novartis AG	63,300	3,877
Roche Holding AG	21,700	3,631
Sonova Holding AG (Æ)	5,252	492
Swatch Group AG (The) Class B	5,043	2,544
Swiss Reinsurance Co., Ltd. (Æ)	12,364	694
TE Connectivity, Ltd.	45,900	1,687
UBS AG (Æ)	190,938	3,482
Zurich Financial Services AG (Æ)	5,653	1,429

		33,541

Taiwan - 1.8%
Hon Hai Precision Industry Co., Ltd.	425,840	1,469
Hon Hai Precision Industry Co., Ltd. - GDR	70,168	479
Siliconware Precision Industries Co.	239,000	309
Siliconware Precision Industries Co. - ADR	283,200	1,761
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (Ñ)	247,131	3,117

		7,135

Thailand - 0.3%
Bangkok Bank PCL	234,000	1,208

United Kingdom - 19.2%
Aegis Group PLC	755,902	1,940
Anglo American PLC	49,374	2,447
ARM Holdings PLC	130,207	1,231
Aviva PLC	116,621	821
BAE Systems PLC	279,500	1,429
Barclays PLC	1,311,774	5,399
BG Group PLC	36,495	828
BP PLC	620,999	4,575
BP PLC - ADR	7,300	323
Burberry Group PLC	28,466	662
Cable & Wireless Worldwide PLC	1,473,200	1,088
Carillion PLC	213,025	1,285
Compass Group PLC	134,190	1,294
Dairy Crest Group PLC	183,609	1,090
Diageo PLC	105,452	2,155
GlaxoSmithKline PLC - ADR	19,300	413
Hays PLC	247,512	409
Home Retail Group PLC	227,803	598
HSBC Holdings PLC	781,104	7,750
Imperial Tobacco Group PLC	119,547	3,975
National Grid PLC	229,814	2,262
Reckitt Benckiser Group PLC	47,479	2,621
Reed Elsevier PLC	55,484	505
Rio Tinto PLC	15,750	1,137
Rolls-Royce Holdings PLC (Æ)	104,974	1,087

	Principal Amount ($) or Shares	Market Value $
Royal Bank of Scotland Group PLC - ADR (Æ)	1,267,698	786
Royal Dutch Shell PLC Class A	156,233	5,547
Royal Dutch Shell PLC Class A	42,196	1,504
Sage Group PLC (The)	530,567	2,460
Smith & Nephew PLC	114,460	1,221
Smiths Group PLC	53,305	1,028
Standard Chartered PLC	136,313	3,582
Tesco PLC	242,666	1,567
Travis Perkins PLC	106,950	1,699
Tullow Oil PLC	54,323	1,081
Vodafone Group PLC - ADR	1,827,892	4,858
Xstrata PLC	60,727	1,339

		73,996

United States - 1.7%
Citigroup, Inc.	45,117	1,879
MercadoLibre, Inc.	12,261	973
Philip Morris International, Inc.	50,400	3,365
Synthes, Inc. (Æ)Þ)	3,021	532

		6,749

Virgin Islands, British - 0.2%
Arcos Dorados Holdings, Inc. Class A	30,767	649

Total Common Stocks (cost $308,103)		353,099

Preferred Stocks - 0.4%
Brazil - 0.3%
Usinas Siderurgicas de Minas Gerais SA (Æ)	116,800	1,025

Germany - 0.1%
Porsche Automobil Holding SE	6,600	524

Total Preferred Stocks (cost $1,409)		1,549

Warrants & Rights - 0.0%
Spain - 0.0%
Criteria Caixacorp SA (Æ) 2015 Rights	134,114	10

Total Warrants & Rights (cost $10)		10

Short-Term Investments - 7.4%
United States - 7.4%
Russell U.S. Cash Management Fund	28,509,243(¥)	28,509

Total Short-Term Investments (cost $28,509)		28,509

Non-U.S. Fund	23

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Other Securities - 10.1%
Russell Investment Funds Liquidating Trust ×)	873,312(¥)	898
Russell U.S. Cash Collateral Fund ×)	38,404,531(¥)	38,405

Total Other Securities (cost $39,278)		39,303

Total Investments - 108.9% (identified cost $377,309)		422,470

Other Assets and Liabilities, Net - (8.9%)		(34,697)

Net Assets - 100.0%		387,773

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

24	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts		Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
ASX SPI 200 Index Futures (Australia)	18	AUD	2,070	09/11	20
CAC 40 Index Futures (France)	64	EUR	2,547	07/11	141
DAX Index Futures (Germany)	13	EUR	2,402	09/11	90
EURO STOXX 50 Index Futures (EMU)	164	EUR	4,671	09/11	247
FTSE 100 Index Futures (UK)	56	GBP	3,305	09/11	144
Hang Seng Index Futures (Hong Kong)	7	HKD	7,850	07/11	19
S&P TSE 60 Index Futures (Canada)	21	CAD	3,201	09/11	72
TOPIX Index Futures (Japan)	48	JPY	407,760	09/11	261

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					994

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund	25

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counter Party	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	105	AUD	100	09/21/11	—
Bank of America	USD	102	CAD	100	09/21/11	1
Bank of America	USD	289	EUR	200	09/21/11	—
Bank of America	USD	163	GBP	100	09/21/11	(3)
Bank of America	USD	64	HKD	500	09/21/11	—
Bank of America	USD	125	JPY	10,000	09/21/11	(1)
Barclays Bank PLC	USD	57	GBP	36	07/01/11	—
Barclays Bank PLC	USD	79	GBP	49	07/01/11	—
Barclays Bank PLC	USD	86	GBP	53	07/01/11	—
Barclays Bank PLC	USD	325	GBP	203	07/01/11	1
BNP Paribas	USD	382	AUD	364	09/21/11	5
BNP Paribas	USD	510	CAD	499	09/21/11	7
BNP Paribas	USD	173	HKD	1,346	09/21/11	—
Brown Brothers Harriman & Co.	JPY	1,819	USD	22	07/01/11	—
Brown Brothers Harriman & Co.	JPY	1,350	USD	17	07/05/11	—
Brown Brothers Harriman & Co.	JPY	2,457	USD	30	07/05/11	—
Brown Brothers Harriman & Co.	JPY	3,806	USD	47	07/05/11	—
Brown Brothers Harriman & Co.	USD	22	CHF	19	07/01/11	—
Brown Brothers Harriman & Co.	USD	44	CHF	36	07/01/11	—
Brown Brothers Harriman & Co.	USD	54	CHF	46	07/05/11	—
Brown Brothers Harriman & Co.	USD	287	EUR	200	09/21/11	3
Brown Brothers Harriman & Co.	USD	163	GBP	100	09/21/11	(3)
Brown Brothers Harriman & Co.	USD	125	JPY	10,000	09/21/11	(1)
Credit Suisse First Boston	CHF	102	USD	123	07/01/11	2
Credit Suisse First Boston	USD	382	AUD	364	09/21/11	4
Credit Suisse First Boston	USD	510	CAD	499	09/21/11	7
Credit Suisse First Boston	USD	84	GBP	53	07/01/11	—
Credit Suisse First Boston	USD	79	GBP	49	07/05/11	—
Credit Suisse First Boston	USD	851	GBP	521	09/21/11	(16)
Deutsche Bank AG	EUR	1,602	USD	2,310	07/01/11	(13)
Deutsche Bank AG	JPY	1,517	USD	19	07/01/11	—
Deutsche Bank AG	SEK	325	USD	51	07/05/11	—
Deutsche Bank AG	USD	382	AUD	364	09/21/11	4
Deutsche Bank AG	USD	2,197	EUR	1,507	09/21/11	(17)
Deutsche Bank AG	USD	428	GBP	266	07/01/11	—
Deutsche Bank AG	USD	851	GBP	521	09/21/11	(16)
Deutsche Bank AG	USD	173	HKD	1,346	09/21/11	—
Deutsche Bank AG	USD	971	JPY	77,417	09/21/11	(9)
HSBC Bank PLC	USD	564	EUR	400	09/21/11	15
HSBC Bank PLC	USD	2,197	EUR	1,507	09/21/11	(17)
HSBC Bank PLC	USD	851	GBP	521	09/21/11	(16)
HSBC Bank PLC	USD	173	HKD	1,346	09/21/11	—
HSBC Bank PLC	USD	971	JPY	77,417	09/21/11	(9)
JP Morgan Chase Bank	USD	105	AUD	100	09/21/11	1
JP Morgan Chase Bank	USD	382	AUD	364	09/21/11	4
JP Morgan Chase Bank	USD	102	CAD	100	09/21/11	2
JP Morgan Chase Bank	USD	510	CAD	499	09/21/11	7
JP Morgan Chase Bank	USD	2,197	EUR	1,507	09/21/11	(17)
JP Morgan Chase Bank	USD	161	GBP	100	09/21/11	(1)
JP Morgan Chase Bank	USD	851	GBP	521	09/21/11	(16)
JP Morgan Chase Bank	USD	64	HKD	500	09/21/11	—
JP Morgan Chase Bank	USD	173	HKD	1,346	09/21/11	—
JP Morgan Chase Bank	USD	125	JPY	10,000	09/21/11	(1)
JP Morgan Chase Bank	USD	971	JPY	77,417	09/21/11	(9)
Royal Bank of Canada	USD	510	CAD	499	09/21/11	7
Royal Bank of Canada	USD	2,197	EUR	1,507	09/21/11	(17)
Royal Bank of Canada	USD	851	GBP	521	09/21/11	(16)

See accompanying notes which are an integral part of the financial statements.

26	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counter Party	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Canada	USD	173	HKD	1,346	09/21/11	—
Royal Bank of Canada	USD	970	JPY	77,417	09/21/11	(8)
Royal Bank of Scotland PLC	EUR	26	USD	38	07/01/11	—
Royal Bank of Scotland PLC	EUR	500	USD	713	09/21/11	(10)
Royal Bank of Scotland PLC	SGD	108	USD	87	07/01/11	(1)
Royal Bank of Scotland PLC	USD	103	AUD	100	09/21/11	3
Royal Bank of Scotland PLC	USD	101	CAD	100	09/21/11	2
Royal Bank of Scotland PLC	USD	5	EUR	4	07/01/11	—
Royal Bank of Scotland PLC	USD	5	EUR	4	07/01/11	—
Royal Bank of Scotland PLC	USD	20	EUR	14	07/01/11	—
Royal Bank of Scotland PLC	USD	285	EUR	200	09/21/11	4
Royal Bank of Scotland PLC	USD	160	GBP	100	09/21/11	—
Royal Bank of Scotland PLC	USD	64	HKD	500	09/21/11	—
Societe Generale	USD	382	AUD	364	09/21/11	5
Societe Generale	USD	510	CAD	499	09/21/11	7
Societe Generale	USD	2,198	EUR	1,507	09/21/11	(18)
Societe Generale	USD	971	JPY	77,417	09/21/11	(8)
State Street Bank & Trust Co.	AUD	100	USD	105	09/21/11	(1)
State Street Bank & Trust Co.	AUD	200	USD	212	09/21/11	(1)
State Street Bank & Trust Co.	CAD	300	USD	307	09/21/11	(3)
State Street Bank & Trust Co.	EUR	33	USD	48	07/05/11	—
State Street Bank & Trust Co.	EUR	100	USD	143	09/21/11	(1)
State Street Bank & Trust Co.	EUR	650	USD	951	09/21/11	11
State Street Bank & Trust Co.	GBP	30	USD	48	07/05/11	—
State Street Bank & Trust Co.	GBP	100	USD	162	09/21/11	2
State Street Bank & Trust Co.	GBP	300	USD	493	09/21/11	12
State Street Bank & Trust Co.	HKD	500	USD	64	09/21/11	—
State Street Bank & Trust Co.	HKD	800	USD	103	09/21/11	—
State Street Bank & Trust Co.	JPY	302,299	USD	3,543	07/08/11	(213)
State Street Bank & Trust Co.	JPY	311,886	USD	3,669	07/08/11	(205)
State Street Bank & Trust Co.	JPY	40,000	USD	499	09/21/11	2
State Street Bank & Trust Co.	SEK	239	USD	37	07/01/11	(1)
State Street Bank & Trust Co.	SEK	148	USD	23	07/05/11	—
State Street Bank & Trust Co.	SGD	68	USD	55	07/05/11	—
State Street Bank & Trust Co.	SGD	232	USD	189	07/05/11	—
State Street Bank & Trust Co.	USD	10	AUD	10	07/05/11	—
State Street Bank & Trust Co.	USD	19	AUD	17	07/05/11	—
State Street Bank & Trust Co.	USD	—	BRL	—	07/05/11	—
State Street Bank & Trust Co.	USD	7	BRL	12	07/05/11	—
State Street Bank & Trust Co.	USD	7	CHF	6	07/05/11	—
State Street Bank & Trust Co.	USD	9	CHF	7	07/05/11	—
State Street Bank & Trust Co.	USD	22	CHF	18	07/05/11	—
State Street Bank & Trust Co.	USD	24	CHF	20	07/05/11	—
State Street Bank & Trust Co.	USD	41	CHF	35	07/05/11	—
State Street Bank & Trust Co.	USD	9	CZK	156	07/07/11	—
State Street Bank & Trust Co.	USD	1	EUR	1	07/01/11	—
State Street Bank & Trust Co.	USD	4	EUR	3	07/01/11	—
State Street Bank & Trust Co.	USD	5	EUR	3	07/01/11	—
State Street Bank & Trust Co.	USD	13	EUR	9	07/01/11	—
State Street Bank & Trust Co.	USD	13	EUR	9	07/01/11	—
State Street Bank & Trust Co.	USD	16	EUR	11	07/01/11	—
State Street Bank & Trust Co.	USD	19	EUR	13	07/01/11	—
State Street Bank & Trust Co.	USD	5	EUR	3	07/05/11	—
State Street Bank & Trust Co.	USD	7	EUR	5	07/05/11	—
State Street Bank & Trust Co.	USD	7	EUR	5	07/05/11	—
State Street Bank & Trust Co.	USD	8	EUR	5	07/05/11	—

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund	27

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counter Party	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	USD	9	EUR	7	07/05/11	—
State Street Bank & Trust Co.	USD	12	EUR	8	07/05/11	—
State Street Bank & Trust Co.	USD	16	EUR	11	07/05/11	—
State Street Bank & Trust Co.	USD	17	EUR	12	07/05/11	—
State Street Bank & Trust Co.	USD	20	EUR	14	07/05/11	—
State Street Bank & Trust Co.	USD	21	EUR	14	07/05/11	—
State Street Bank & Trust Co.	USD	23	EUR	16	07/05/11	—
State Street Bank & Trust Co.	USD	25	EUR	17	07/05/11	—
State Street Bank & Trust Co.	USD	27	EUR	19	07/05/11	—
State Street Bank & Trust Co.	USD	35	EUR	24	07/05/11	—
State Street Bank & Trust Co.	USD	36	EUR	25	07/05/11	—
State Street Bank & Trust Co.	USD	42	EUR	29	07/05/11	—
State Street Bank & Trust Co.	USD	6	GBP	4	07/05/11	—
State Street Bank & Trust Co.	USD	7	GBP	4	07/05/11	—
State Street Bank & Trust Co.	USD	11	GBP	7	07/05/11	—
State Street Bank & Trust Co.	USD	13	GBP	8	07/05/11	—
State Street Bank & Trust Co.	USD	15	GBP	9	07/05/11	—
State Street Bank & Trust Co.	USD	18	GBP	11	07/05/11	—
State Street Bank & Trust Co.	USD	19	GBP	12	07/05/11	—
State Street Bank & Trust Co.	USD	19	GBP	12	07/05/11	—
State Street Bank & Trust Co.	USD	21	GBP	13	07/05/11	—
State Street Bank & Trust Co.	USD	24	GBP	15	07/05/11	—
State Street Bank & Trust Co.	USD	36	GBP	22	07/05/11	—
State Street Bank & Trust Co.	USD	36	GBP	22	07/05/11	—
State Street Bank & Trust Co.	USD	7	HKD	52	07/05/11	—
State Street Bank & Trust Co.	USD	7	HKD	54	07/05/11	—
State Street Bank & Trust Co.	USD	8	HKD	63	07/05/11	—
State Street Bank & Trust Co.	USD	10	HKD	75	07/05/11	—
State Street Bank & Trust Co.	USD	8	JPY	639	07/05/11	—
State Street Bank & Trust Co.	USD	15	JPY	1,200	07/05/11	—
State Street Bank & Trust Co.	USD	15	JPY	1,243	07/05/11	—
State Street Bank & Trust Co.	USD	16	JPY	1,267	07/05/11	—
State Street Bank & Trust Co.	USD	18	JPY	1,428	07/05/11	—
State Street Bank & Trust Co.	USD	22	JPY	1,786	07/05/11	—
State Street Bank & Trust Co.	USD	27	JPY	2,131	07/05/11	—
State Street Bank & Trust Co.	USD	658	JPY	53,177	07/08/11	2
State Street Bank & Trust Co.	USD	5	SEK	29	07/05/11	—
State Street Bank & Trust Co.	USD	9	SEK	57	07/05/11	—
State Street Bank & Trust Co.	USD	8	SGD	9	07/05/11	—
UBS AG	USD	105	AUD	100	09/21/11	1
UBS AG	USD	103	CAD	100	09/21/11	1
UBS AG	USD	575	EUR	400	09/21/11	4
UBS AG	USD	160	GBP	100	09/21/11	—
UBS AG	USD	66	JPY	5,316	07/01/11	—
UBS AG	USD	102	JPY	8,206	07/01/11	—
UBS AG	USD	45	JPY	3,599	07/05/11	—
UBS AG	USD	124	JPY	10,000	09/21/11	1
Westpac Banking Corp.	USD	382	AUD	364	09/21/11	5
Westpac Banking Corp.	USD	510	CAD	499	09/21/11	7
Westpac Banking Corp.	USD	14	EUR	9	07/05/11	—
Westpac Banking Corp.	USD	84	EUR	58	07/05/11	—
Westpac Banking Corp.	USD	2,197	EUR	1,507	09/21/11	(17)
Westpac Banking Corp.	USD	851	GBP	521	09/21/11	(16)
Westpac Banking Corp.	USD	173	HKD	1,346	09/21/11	—
Westpac Banking Corp.	USD	971	JPY	77,417	09/21/11	(9)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(571)

See accompanying notes which are an integral part of the financial statements.

28	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Presentation of Portfolio Holdings — June 30, 2011 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$—	$3,493	$—	$3,493	0 .9
Austria	—	606	—	606	0 .2
Belgium	—	1,961	—	1,961	0 .5
Bermuda	923	3,260	—	4,183	1 .1
Brazil	7,849	—	—	7,849	2 .0
Canada	7,007	—	—	7,007	1 .8
Cayman Islands	2,789	—	—	2,789	0 .7
Czech Republic	—	696	—	696	0 .2
Denmark	—	5,204	—	5,204	1 .3
Finland	—	1,368	—	1,368	0 .4
France	—	29,661	—	29,661	7 .6
Germany	—	26,366	—	26,366	6 .8
Hong Kong	—	7,159	—	7,159	1 .8
India	3,918	—	—	3,918	1 .0
Ireland	918	—	—	918	0 .2
Isle of Man	—	1,685	—	1,685	0 .4
Israel	815	—	—	815	0 .2
Italy	—	13,108	—	13,108	3 .4
Japan	37	54,310	—	54,347	14 .1
Jersey	—	1,629	—	1,629	0 .4
Luxembourg	1,437	1,299	—	2,736	0 .7
Netherlands	3,274	24,710	—	27,984	7 .2
Norway	—	3,402	—	3,402	0 .9
Russia	—	1,698	—	1,698	0 .4
Singapore	—	7,514	—	7,514	1 .9
South Africa	—	840	—	840	0 .2
South Korea	—	1,432	—	1,432	0 .4
Spain	—	7,997	—	7,997	2 .1
Sweden	—	1,456	—	1,456	0 .4
Switzerland	3,668	29,873	—	33,541	8 .6
Taiwan	4,878	2,257	—	7,135	1 .8
Thailand	—	1,208	—	1,208	0 .3
United Kingdom	5,870	68,126	—	73,996	19 .2
United States	6,217	532	—	6,749	1 .7
Virgin Islands, British	649	—	—	649	0 .2
Preferred Stocks	1,025	524	—	1,549	0 .4
Warrants & Rights	10	—	—	10	— *
Short-Term Investments	—	28,509	—	28,509	7 .4
Other Securities	—	39,303	—	39,303	10 .1

Total Investments	51,284	371,186	—	422,470	108 .9

Other Assets and Liabilities, Net					(8 .9)

					100 .0

Other Financial Instruments
Futures Contracts	994	—	—	994	0 .3
Foreign Currency Exchange Contracts	(13)	(558)	—	(571)	(0 .1)

Total Other Financial Instruments**	$981	$(558)	$—	$423

*	Less than .05% of net assets.

**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund	29

Russell Investment Funds

Non-U.S. Fund

Fair Value of Derivative Instruments — June 30, 2011 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Foreign Currency Contracts	Equity Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$139	$—
Daily variation margin on futures contracts*	—	994

Total	$139	$994

Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts	$710	$—
Daily variation margin on futures contracts*	—	—

Total	$710	$—

Derivatives not accounted for as hedging instruments	Foreign Currency Contracts	Equity Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$—	$(368)
Foreign currency-related transactions	2,020	—

Total	$2,020	$(368)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$—	$983
Foreign currency-related transactions	(811)	—

Total	$(811)	$983

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

30	Non-U.S. Fund

Russell Investment Funds

Core Bond Fund

Shareholder Expense Example — June 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fee and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2011	$1,000 .00	$1,000 .00
Ending Account Value June 30, 2011	$1,027 .00	$1,021 .32
Expenses Paid During Period*	$3 .52	$3 .51

*	Expenses are equal to the Fund's annualized expense ratio of 0.70% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Core Bond Fund	31

Russell Investment Funds

Core Bond Fund

Schedule of Investments — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 84.4%
Asset-Backed Securities - 6.3%
Access Group, Inc. Series 2008-1 Class A 1.574% due 10/27/25 (Ê)	690	697
ACE Securities Corp. Series 2005-SD3 Class A 0.586% due 08/25/45 (Ê)	72	67
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class A5 0.576% due 11/25/34 (Ê)	—	—
Series 2005-R11 Class A2C 0.416% due 01/25/36 (Ê)	795	789
Asset Backed Securities Corp. Home Equity Series 2005-HE5 Class M3 0.666% due 06/25/35 (Ê)	1,050	742
Bayview Financial Acquisition Trust Series 2006-A Class 1A3 5.865% due 02/28/41	190	148
Black Diamond CLO, Ltd. Series 2007-1A Class AD 0.523% due 04/29/19 (Ê)(Þ)	750	700
Brazos Higher Education Authority Series 2005-3 Class A14 0.357% due 09/25/23 (Ê)	348	345
Series 2010-1 Class A1 1.157% due 05/25/29 (Ê)	283	283
Series 2010-1 Class A2 1.457% due 02/25/35 (Ê)	500	476
Series 2011-1 Class A2 1.057% due 02/25/30 (Ê)	700	700
Series 2011-2 Class A2 1.097% due 07/25/29 (Ê)	800	792
Centex Home Equity Series 2006-A Class AV4 0.436% due 06/25/36 (Ê)	700	417
Chatham Light CLO, Ltd. Series 2005-2A Class A1 0.523% due 08/03/19 (Å)(Ê)	495	481
CIT Education Loan Trust Series 2007-1 Class A 0.337% due 03/25/42 (Ê)(Þ)	547	500
CIT Mortgage Loan Trust Series 2007-1 Class 2A1 1.186% due 10/25/37 (Ê)(Þ)	64	62
Series 2007-1 Class 2A2 1.436% due 10/25/37 (Ê)(Þ)	130	99
Series 2007-1 Class 2A3 1.636% due 10/25/37 (Ê)(Þ)	180	94
Citigroup Mortgage Loan Trust, Inc. Series 2007-WFH1 Class A3 0.336% due 01/25/37 (Ê)	1,045	783
Series 2007-WFH1 Class A4 0.386% due 01/25/37 (Ê)	840	386
Series 2007-WFH4 Class A2B 1.236% due 07/25/37 (Ê)	1,290	696

	Principal Amount ($) or Shares	Market Value $
Conseco Financial Corp. Series 1996-10 Class M1 7.240% due 11/15/28	700	738
Series 1999-2 Class A5 6.680% due 12/01/30	712	714
Countrywide Home Equity Loan Trust Series 2006-HW Class 2A1B 0.369% due 11/15/36 (Ê)	304	234
Educational Funding of the South, Inc. Series 2011-1 Class A2 0.922% due 04/25/35 (Ê)	210	198
EFS Volunteer LLC Series 2010-1 Class A2 1.124% due 10/25/35 (Ê)(Þ)	500	474
First Franklin Mortgage Loan Asset Backed Certificates Series 2006-FF15 Class A3 0.236% due 11/25/36 (Ê)	6	6
Series 2007-FF1 Class A2B 0.276% due 01/25/38 (Ê)	742	523
GMAC Mortgage Corp. Loan Trust Series 2007-HE3 Class 1A1 7.000% due 09/25/37	43	33
Series 2007-HE3 Class 2A1 7.000% due 09/25/37	56	41
Goal Capital Funding Trust Series 2010-1 Class A 0.957% due 08/25/48 (Ê)(Þ)	92	92
GSAA Trust Series 2006-2 Class 2A3 0.456% due 12/25/35 (Ê)	320	283
HSBC Home Equity Loan Trust Series 2005-1 Class A 0.476% due 01/20/34 (Ê)	155	139
Series 2006-4 Class A3V 0.336% due 03/20/36 (Ê)	800	771
Series 2007-1 Class AS 0.386% due 03/20/36 (Ê)	529	470
Series 2007-2 Class M2 0.556% due 07/20/36 (Ê)	1,300	805
Series 2007-3 Class APT 1.386% due 11/20/36 (Ê)	233	208
HSI Asset Securitization Corp. Trust Series 2006-HE2 Class 2A1 0.236% due 12/25/36 (Ê)	1	1
Indymac Residential Asset Backed Trust Series 2006-H2 Class A 0.336% due 06/28/36 (Ê)	216	116
IXIS Real Estate Capital Trust Series 2005-HE1 Class M2 0.921% due 06/25/35 (Ê)	325	300
Jasper CLO, Ltd.
Series 2005-1A Class A 0.543% due 08/01/17 (Ê)(Þ)	1,871	1,759
JPMorgan Mortgage Acquisition Corp.
Series 2006-HE1 Class A4 0.476% due 01/25/36 (Ê)	2,350	935

32	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Knowledgeworks Foundation
Series 2010-1 Class A 1.207% due 02/25/42 (Ê)	283	278
Lehman XS Trust
Series 2006-9 Class A1B 0.346% due 05/25/46 (Ê)	235	129
Series 2006-13 Class 1A2 0.356% due 09/25/36 (Ê)	226	130
Series 2006-19 Class A2 0.356% due 12/25/36 (Ê)	241	136
Long Beach Mortgage Loan Trust Series 2004-4 Class 1A1 0.746% due 10/25/34 (Ê)	5	4
Series 2004-4 Class M1 0.786% due 10/25/34 (Ê)	1,000	773
Mastr Asset Backed Securities Trust Series 2005-WMC1 Class M1 0.606% due 03/25/35 (Ê)	137	136
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1 Class A2B 0.356% due 04/25/37 (Ê)	171	93
Missouri Higher Education Loan Authority Series 2010-1 Class A1 1.207% due 11/26/32 (Ê)	847	849
Monument Park CDO, Ltd. Series 2004-1A Class A1 0.824% due 01/20/16 (Ê)(Þ)	416	410
Morgan Stanley ABS Capital I Series 2006-HE1 Class A4 0.476% due 01/25/36 (Ê)	1,950	1,003
Series 2007-HE2 Class A2B 0.276% due 01/25/37 (Ê)	1,043	553
Series 2007-HE5 Class A2C 0.436% due 03/25/37 (Ê)	800	287
Nelnet Student Loan Trust Series 2010-3A Class A 1.054% due 07/27/48 (Ê)(Þ)	364	366
Series 2011-1A Class A 1.036% due 02/25/43 (Ê)(Þ)	969	972
Popular ABS Mortgage Pass-Through Trust Series 2005-6 Class A3 5.680% due 01/25/36	120	107
Series 2006-D Class A3 0.446% due 11/25/46 (Ê)	1,300	789
Renaissance Home Equity Loan Trust Series 2005-2 Class AF4 4.934% due 08/25/35	85	70
Series 2006-1 Class AF6 5.746% due 05/25/36	166	109
Residential Asset Mortgage Products, Inc. Series 2003-RS9 Class AI6A 6.110% due 10/25/33	381	372
Series 2003-RS11 Class AI6A 5.980% due 12/25/33	116	110

	Principal Amount ($) or Shares	Market Value $
Residential Asset Securities Corp. Series 2003-KS4 Class AIIB 0.766% due 06/25/33 (Ê)	31	16
Series 2007-KS2 Class AI1 0.256% due 02/25/37 (Ê)	11	11
SG Mortgage Securities Trust Series 2006-OPT2 Class A3C 0.336% due 10/25/36 (Ê)	1,500	432
SLM Student Loan Trust Series 2006-5 Class A6B 0.394% due 10/25/40 (Ê)	490	435
Series 2008-2 Class A1
0.574% due 01/25/15 (Ê)	23	23
Series 2008-7 Class A2 0.774% due 10/25/17 (Ê)	2,800	2,802
Small Business Administration Participation Certificates Series 2005-20G Class 1 4.750% due 07/01/25	575	616
Soundview Home Equity Loan Trust Series 2005-OPT3 Class A4 0.486% due 11/25/35 (Ê)	525	496
Structured Asset Securities Corp. Series 2006-BC3 Class A2 0.236% due 10/25/36 (Ê)	3	3
Series 2006-BC6 Class A2 0.266% due 01/25/37 (Ê)	593	583
Washington Mutual Asset-Backed Certificates Series 2006-HE2 Class A3 0.336% due 05/25/36 (Ê)	623	345
WG Horizons CLO Series 2006-1A Class A1 0.515% due 05/24/19 (Ê)(Þ)	800	750

		32,285

Corporate Bonds and Notes - 18.8%
Abbey National Treasury Services PLC 1.573% due 04/25/13 (ž)	300	300
1.602% due 06/10/13 (ž)	2,000	1,999
ACCO Brands Corp. 10.625% due 03/15/15	225	251
Allstate Life Global Funding Trusts 5.375% due 04/30/13	200	216
Ally Financial, Inc. 7.500% due 12/31/13 (Ñ)	1,900	2,030
7.500% due 09/15/20	100	105
Altria Group, Inc. 9.700% due 11/10/18	150	197
American Express Bank FSB Series BKNT 5.500% due 04/16/13	300	321
6.000% due 09/13/17	400	451
American Express Centurion Bank Series BKN1 6.000% due 09/13/17	400	451

Core Bond Fund	33

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

American Express Co. 7.000% due 03/19/18	200	235
American International Group, Inc. 5.600% due 10/18/16	700	733
5.450% due 05/18/17	1,000	1,044
5.850% due 01/16/18	900	942
Amgen, Inc. 6.900% due 06/01/38	1,000	1,183
Anadarko Petroleum Corp. 6.375% due 09/15/17	250	287
8.700% due 03/15/19 (Ñ)	150	191
Anheuser-Busch InBev Worldwide, Inc. 4.125% due 01/15/15	225	242
Appalachian Power Co. Series O 5.650% due 08/15/12	65	68
Arch Coal, Inc. 7.000% due 06/15/19 (Þ)	350	349
Arizona Public Service Co. 5.800% due 06/30/14	100	111
6.250% due 08/01/16	75	86
Ashtead Capital, Inc. 9.000% due 08/15/16 (Þ)	100	104
AT&T, Inc. 4.950% due 01/15/13	200	212
2.950% due 05/15/16	350	354
5.500% due 02/01/18 (Ñ)	200	223
6.300% due 01/15/38	900	953
6.400% due 05/15/38	175	188
BAC Capital Trust XV 1.054% due 06/01/56 (Ê)	375	261
Bank of America Corp. 0.750% due 09/11/12 (Ê)(Ñ)	700	699
3.625% due 03/17/16 (Ñ)	300	301
5.625% due 10/14/16	115	123
6.000% due 09/01/17	335	360
5.750% due 12/01/17	140	149
5.625% due 07/01/20 (Ñ)	175	181
5.875% due 01/05/21 (Ñ)	225	236
Bank of America NA Series BKNT 0.527% due 06/15/16 (Ê)	600	545
6.100% due 06/15/17	775	830
BankAmerica Capital III Series * 0.848% due 01/15/27 (Ê)	350	283
BB&T Corp. 3.200% due 03/15/16 (Ñ)	325	332
Bear Stearns Cos. LLC (The) 6.950% due 08/10/12	600	641
7.250% due 02/01/18	445	529
Boardwalk Pipelines, LP 5.875% due 11/15/16	225	251
Boston Scientific Corp. 4.500% due 01/15/15	275	290
7.000% due 11/15/35	63	67

	Principal Amount ($) or Shares	Market Value $
Brandywine Operating Partnership, LP 4.950% due 04/15/18	275	279
Burlington Northern Santa Fe LLC 6.875% due 12/01/27	25	29
6.750% due 03/15/29	10	11
Calpine Construction Finance Co., LP and CCFC Finance Corp. 8.000% due 06/01/16 (Ñ)(Þ)	800	864
Capital One Capital III 7.686% due 08/15/36	150	153
Case New Holland, Inc. 7.750% due 09/01/13	125	135
Caterpillar Financial Services Corp. 4.850% due 12/07/12	100	106
Cellco Partnership / Verizon Wireless Capital LLC 8.500% due 11/15/18	175	227
CenterPoint Energy Resources Corp. 6.125% due 11/01/17	50	57
Charter Communications Operating LLC / Charter Communications Operating Capital 10.875% due 09/15/14 (Þ)	125	138
Chase Capital III Series C 0.804% due 03/01/27 (Ê)	295	244
CHS/Community Health Systems, Inc. 8.875% due 07/15/15 (Ñ)	660	680
Chubb Corp. 6.375% due 03/29/67	175	181
Cimarex Energy Co. 7.125% due 05/01/17	50	53
CIT Group, Inc. 7.000% due 05/01/14 (Ñ)	47	48
7.000% due 05/01/15	285	285
7.000% due 05/01/17	198	197
6.625% due 04/01/18 (Ñ)(Þ)	105	109
Series . 7.000% due 05/01/16	141	141
Citigroup Capital XXI 8.300% due 12/21/57	830	848
Citigroup, Inc. 5.500% due 08/27/12	200	210
5.625% due 08/27/12	200	209
5.500% due 04/11/13 (Ñ)	700	743
5.850% due 07/02/13	100	107
2.262% due 08/13/13 (Ê)	100	102
6.375% due 08/12/14	150	166
5.000% due 09/15/14	400	419
4.750% due 05/19/15 (Ñ)	175	185
4.700% due 05/29/15 (Ñ)	50	53
5.850% due 08/02/16 (Ñ)	220	242
6.000% due 08/15/17	850	931
6.125% due 11/21/17	525	580
5.375% due 08/09/20 (Ñ)	120	125
6.125% due 08/25/36	300	288
6.875% due 03/05/38	450	501
8.125% due 07/15/39	150	188

34	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Columbus Southern Power Co. Series C 5.500% due 03/01/13	10	11
Comcast Holdings Corp. 10.625% due 07/15/12	125	137
CommScope, Inc. 8.250% due 01/15/19 (Þ)	225	232
Continental Airlines 1999-1 Class A Pass Through Trust Series 991A 6.545% due 02/02/19 (Ñ)	182	191
Continental Airlines 2007-1 Class A Pass Through Trust Series 071A 5.983% due 04/19/22	142	146
Continental Airlines 2009-1 Pass Through Trust Series 09-1 9.000% due 07/08/16	235	269
Credit Suisse USA, Inc. 5.500% due 08/15/13	45	49
CSC Holdings LLC 8.500% due 04/15/14	415	460
8.500% due 06/15/15	365	394
CVS Caremark Corp. 5.750% due 05/15/41	425	418
DCP Midstream LLC 9.750% due 03/15/19 (Þ)	100	131
Dell, Inc. 4.700% due 04/15/13	400	426
Delta Air Lines, Inc. 9.500% due 09/15/14 (Þ)	382	407
Developers Diversified Realty Corp. 9.625% due 03/15/16	85	103
7.500% due 04/01/17	250	283
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 3.500% due 03/01/16	350	361
6.000% due 08/15/40	100	101
Discover Bank Series BKNT 8.700% due 11/18/19	250	302
DJO Finance LLC 10.875% due 11/15/14	275	293
Dow Chemical Co. (The) 7.600% due 05/15/14	424	492
Duke Realty, LP 6.750% due 03/15/20 (Ñ)	200	224
Dynegy Roseton / Danskammer Pass Through Trust Series B Series B 7.670% due 11/08/16	700	623
Edison Mission Energy 7.000% due 05/15/17	675	547
El Paso Corp. Series GMTN 8.050% due 10/15/30	200	237

	Principal Amount ($) or Shares	Market Value $
El Paso Natural Gas Co. 7.500% due 11/15/26	100	117
El Paso Pipeline Partners Operating Co. LLC 6.500% due 04/01/20 (Ñ)	300	336
Energy Transfer Partners, LP 5.950% due 02/01/15	300	332
Enterprise Products Operating LLC 6.650% due 04/15/18	125	145
Series A 8.375% due 08/01/66	100	108
Farmers Exchange Capital 7.050% due 07/15/28 (Þ)	500	515
7.200% due 07/15/48 (Þ)	300	302
Fifth Third Bancorp 3.625% due 01/25/16	125	126
8.250% due 03/01/38	1,100	1,315
Fifth Third Bank Series BKNT 0.371% due 05/17/13 (Ê)	250	246
First Niagara Financial Group, Inc. 6.750% due 03/19/20	125	138
Ford Motor Credit Co. LLC 7.500% due 08/01/12	1,000	1,046
FPL Energy Wind Funding LLC 6.876% due 06/27/17 (Þ)	184	166
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/17	300	328
Frontier Communications Corp. 6.250% due 01/15/13 (Ñ)	325	339
GE Capital Trust I 6.375% due 11/15/67	198	203
General Electric Capital Corp. 1.159% due 05/22/13 (Ê)	75	76
5.900% due 05/13/14	350	389
5.625% due 05/01/18	230	252
4.375% due 09/16/20	300	297
5.875% due 01/14/38	300	303
6.375% due 11/15/67	1,900	1,947
Series EMTN 0.595% due 03/20/14 (Ê)	400	391
Series GMTN 6.875% due 01/10/39	200	226
General Electric Co. 5.250% due 12/06/17	150	166
GenOn REMA LLC
Series B
9.237% due 07/02/17	380	407
Goldman Sachs Group, Inc. (The) 6.000% due 05/01/14	150	165
3.625% due 02/07/16	285	288
6.250% due 09/01/17	600	662
6.150% due 04/01/18	400	435
7.500% due 02/15/19	550	640
6.000% due 06/15/20	150	161
6.750% due 10/01/37	800	800

Core Bond Fund	35

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series MTNB 0.674% due 07/22/15 (Ê)	100	95
Goodyear Tire & Rubber Co. (The) 10.500% due 05/15/16 (Ñ)	195	219
HCA, Inc. 8.500% due 04/15/19	300	332
7.875% due 02/15/20	475	516
Series WI 9.250% due 11/15/16	250	265
HCP, Inc. 6.000% due 01/30/17	175	193
6.700% due 01/30/18	425	475
5.375% due 02/01/21	125	129
Health Care REIT, Inc. 4.700% due 09/15/17	400	411
4.950% due 01/15/21 (Ñ)	300	292
5.250% due 01/15/22 (Ñ)	200	199
6.500% due 03/15/41	200	196
Healthcare Realty Trust, Inc. 6.500% due 01/17/17	950	1,057
Hewlett-Packard Co. 0.534% due 05/24/13 (Ê)	700	702
Historic TW, Inc. 8.050% due 01/15/16 (Ñ)	195	233
HSBC Bank USA NA 4.875% due 08/24/20	250	246
Indiantown Cogeneration, LP Series A-10 9.770% due 12/15/20	262	279
International Lease Finance Corp. 6.500% due 09/01/14 (Þ)	720	763
6.750% due 09/01/16 (Þ)	100	107
Ipalco Enterprises, Inc. 5.000% due 05/01/18 (Þ)	125	122
iPCS, Inc. 2.398% due 05/01/13 (Ê)	440	430
JPMorgan Chase & Co. 5.375% due 01/15/14	170	185
6.000% due 01/15/18	200	222
4.250% due 10/15/20	300	294
Series 1 7.900% due 04/29/49 (Æ)(ƒ)(Ñ)	300	322
JPMorgan Chase Bank NA Series BKNT 5.875% due 06/13/16	70	77
6.000% due 10/01/17	570	634
JPMorgan Chase Capital XIII Series M 1.196% due 09/30/34 (Ê)	480	410
JPMorgan Chase Capital XX Series T 6.550% due 09/29/36 (Ñ)	200	200
JPMorgan Chase Capital XXI Series U 1.223% due 02/02/37 (Ê)	335	266
JPMorgan Chase Capital XXIII 1.261% due 05/15/47 (Ê)	545	431

	Principal Amount ($) or Shares	Market Value $
KCP&L Greater Missouri Operations Co. 11.875% due 07/01/12	640	705
Kinder Morgan Energy Partners, LP 5.950% due 02/15/18	700	780
Kraft Foods, Inc. 6.125% due 02/01/18	200	230
6.125% due 08/23/18 (Ñ)	125	143
6.500% due 02/09/40 (Ñ)	175	194
L-3 Communications Corp. Series B 6.375% due 10/15/15	225	231
Lehman Brothers Holdings, Inc. 5.625% due 01/24/13 (Ø)	200	53
6.200% due 09/26/14 (Ø)	200	53
Liberty Property, LP 4.750% due 10/01/20	275	276
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	84	83
MarkWest Energy Partners, LP Series B 8.750% due 04/15/18	100	109
MBNA Capital B Series B 1.073% due 02/01/27 (Ê)	985	799
MBNA Corp. 6.125% due 03/01/13	200	214
Merrill Lynch & Co., Inc. 6.050% due 08/15/12	100	105
5.450% due 02/05/13	1,000	1,061
6.050% due 05/16/16	300	315
6.400% due 08/28/17	325	354
6.875% due 04/25/18	500	553
MetLife, Inc. 4.750% due 02/08/21	350	357
6.400% due 12/15/36 (Ñ)	100	98
Metropolitan Life Global Funding I 5.125% due 06/10/14 (Þ)	200	219
Mirant Mid Atlantic Pass Through Trust B Series B 9.125% due 06/30/17	362	389
Morgan Stanley 0.726% due 10/18/16 (Ê)	435	400
5.450% due 01/09/17	225	238
5.550% due 04/27/17	425	451
6.250% due 08/28/17	600	649
5.950% due 12/28/17	125	134
6.625% due 04/01/18	550	606
5.625% due 09/23/19	175	180
Series GMTN 2.761% due 05/14/13 (Ê)	200	205
National City Bank Series BKNT 0.622% due 06/07/17 (Ê)	700	656
Nationwide Financial Services 5.375% due 03/25/21 (Þ)	375	377
NBCUniversal Media LLC 4.375% due 04/01/21 (Þ)	525	520

36	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

NCUA Guaranteed Notes Series A4 3.000% due 06/12/19	400	395
Nevada Power Co. Series L 5.875% due 01/15/15	100	112
Newfield Exploration Co. 7.125% due 05/15/18	150	159
News America, Inc. 6.150% due 02/15/41 (Þ)	300	297
8.250% due 10/17/96	20	24
Nextel Communications, Inc. Series C 5.950% due 03/15/14	205	205
Series E 6.875% due 10/31/13	260	262
NGPL PipeCo LLC 6.514% due 12/15/12 (Þ)	200	210
Nielsen Finance LLC 11.500% due 05/01/16	312	365
Nisource Finance Corp. 6.400% due 03/15/18	145	164
6.125% due 03/01/22	335	369
NRG Energy, Inc. 7.375% due 01/15/17 (Ñ)	100	105
7.625% due 01/15/18 (Þ)	90	90
7.875% due 05/15/21 (Þ)	125	125
Oncor Electric Delivery Co. LLC 6.800% due 09/01/18	550	643
Panhandle Eastern Pipeline Co., LP 8.125% due 06/01/19	450	544
Philip Morris International, Inc. 6.375% due 05/16/38	100	113
Plains Exploration & Production Co. 7.625% due 06/01/18	350	368
Plastipak Holdings, Inc. 8.500% due 12/15/15 (Þ)	100	103
PNC Bank NA Series BKNT 6.875% due 04/01/18	175	206
Pokagon Gaming Authority 10.375% due 06/15/14 (Þ)	250	258
Progress Energy, Inc. 5.625% due 01/15/16	40	45
7.050% due 03/15/19	200	240
ProLogis, LP 1.875% due 11/15/37	150	148
Prudential Financial, Inc. 3.875% due 01/14/15	375	391
4.500% due 11/15/20	100	99
Prudential Holdings LLC 8.695% due 12/18/23 (Þ)	550	667
Public Service Co. of New Mexico 7.950% due 05/15/18	260	293
Puget Sound Energy, Inc. Series A 6.974% due 06/01/67 (Ñ)	125	124

	Principal Amount ($) or Shares	Market Value $
Pulte Group, Inc. 5.250% due 01/15/14	1,000	1,020
Qwest Communications International, Inc. 8.000% due 10/01/15	548	596
Qwest Corp. 7.625% due 06/15/15 (Ñ)	100	113
8.375% due 05/01/16	175	207
Range Resources Corp. 7.500% due 10/01/17	50	53
7.250% due 05/01/18	100	106
Reinsurance Group of America, Inc. 6.750% due 12/15/65	275	263
Rensselaer Polytechnic Institute 5.600% due 09/01/20	325	347
Rock-Tenn Co. 5.625% due 03/15/13	25	26
RSC Holdings, Inc. 10.000% due 07/15/17 (Þ)	325	362
Sabine Pass LNG, LP 7.250% due 11/30/13	780	800
7.500% due 11/30/16	65	67
Series 144a 7.500% due 11/30/16 (Þ)	380	390
Santander Holdings USA, Inc. 4.625% due 04/19/16	130	131
SGS International, Inc. 12.000% due 12/15/13	35	36
Simon Property Group, LP 6.100% due 05/01/16	130	149
5.650% due 02/01/20	275	297
4.375% due 03/01/21 (Ñ)	100	98
SLM Corp. 6.250% due 01/25/16	250	259
Series MTNA 5.000% due 04/15/15 (Ñ)	1,800	1,809
Southern Union Co. 7.200% due 11/01/66 (Ñ)	740	688
Springleaf Finance Corp. 6.900% due 12/15/17	300	275
Series MTNI 4.875% due 07/15/12 (Ñ)	275	274
State Street Capital Trust III 5.237% due 01/29/49 (Ê)(ƒ)	200	200
Steel Dynamics, Inc. 7.750% due 04/15/16	275	289
SunTrust Banks, Inc. 3.600% due 04/15/16	200	202
Symetra Financial Corp. 6.125% due 04/01/16 (Å)	150	158
Target Corp. 5.125% due 01/15/13	400	426
Tennessee Gas Pipeline Co. 8.000% due 02/01/16	200	242
7.500% due 04/01/17	75	91
8.375% due 06/15/32	100	126
Time Warner, Inc. 5.875% due 11/15/16	400	457

Core Bond Fund	37

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Transatlantic Holdings, Inc. 8.000% due 11/30/39	150	164
UAL 2009-1 Pass Through Trust Series 09-1 10.400% due 11/01/16	91	103
Union Electric Co. 6.400% due 06/15/17	205	238
Union Pacific Corp. 4.163% due 07/15/22 (Å)	349	345
UnitedHealth Group, Inc. 4.875% due 02/15/13	200	211
6.000% due 06/15/17	3	3
6.500% due 06/15/37 (Ñ)	45	49
Wachovia Corp. 5.625% due 10/15/16	100	109
5.750% due 02/01/18	500	553
WCI Finance LLC / WEA Finance LLC 5.400% due 10/01/12 (Þ)	75	79
WEA Finance LLC / WT Finance Aust Pty, Ltd. 7.500% due 06/02/14 (Þ)	205	236
6.750% due 09/02/19 (Þ)	95	108
Wells Fargo & Co. 5.625% due 12/11/17	300	331
Series K 7.980% due 03/29/49(ƒ)	3,300	3,563
Williams Cos., Inc. (The) 7.875% due 09/01/21 (Ñ)	261	323
8.750% due 03/15/32	175	223
Windstream Corp. Series WI 8.625% due 08/01/16	175	182
ZFS Finance USA Trust II 6.450% due 12/15/65 (Ñ)(Þ)	300	305

		96,787

International Debt - 10.1%
Abbey National Treasury Services PLC 3.875% due 11/10/14 (Þ)	870	886
4.000% due 04/27/16	275	273
Achmea Hypotheekbank NV 3.200% due 11/03/14 (Þ)	900	945
AK Transneft OJSC Via TransCapitalInvest, Ltd. 8.700% due 08/07/18 (Þ)	100	123
Anglo American Capital PLC 9.375% due 04/08/19 (Þ)	100	132
ANZ National International, Ltd. 6.200% due 07/19/13 (Þ)	600	654
ArcelorMittal 6.125% due 06/01/18 (Ñ)	175	187
ARES CLO Funds Series 2003-7A Class A1B 0.818% due 05/08/15 (Å)(Ê)	221	220
Series 2005-10A Class A3 0.487% due 09/18/17 (Å)(Ê)	343	336

	Principal Amount ($) or Shares	Market Value $
AstraZeneca PLC 5.900% due 09/15/17	100	117
Australia & New Zealand Banking Group, Ltd. 1.118% due 05/08/13 (Ê)	300	301
AWAS Aviation Capital, Ltd. 7.000% due 10/15/16 (Þ)	347	357
Banco Santander Brazil SA 2.347% due 03/18/14 (Ê)(Þ)	200	201
Bank of Montreal 2.850% due 06/09/15 (Þ)	100	104
Bank of New York Mellon SA Institucion de Banca Multiple 9.625% due 05/02/21 (Þ)	200	204
Bank of Scotland PLC 5.250% due 02/21/17 (Þ)	200	214
Barclays Bank PLC 5.450% due 09/12/12 (Ñ)	1,300	1,370
6.050% due 12/04/17 (Þ)	200	212
BBVA Bancomer SA 7.250% due 04/22/20 (Ñ)(Þ)	300	315
6.500% due 03/10/21 (Þ)	200	204
BM&FBovespa SA 5.500% due 07/16/20 (Þ)	100	104
BNP Paribas SA 0.693% due 04/08/13 (Ê)(Ñ)	680	675
5.186% due 06/29/49 (ƒ)(Þ)	300	276
BP Capital Markets PLC 3.200% due 03/11/16 (Ñ)	200	203
4.500% due 10/01/20	300	306
Braskem Finance, Ltd. 5.750% due 04/15/21 (Þ)	300	302
BRFkredit AS 2.050% due 04/15/13 (Þ)	1,400	1,429
Canadian Imperial Bank of Commerce 2.750% due 01/27/16 (Ñ)(Þ)	200	205
Canadian Natural Resources, Ltd. 5.150% due 02/01/13	100	106
Cemex SAB de CV 5.246% due 09/30/15 (Ê)(Þ)	280	270
Cie de Financement Foncier 2.125% due 04/22/13 (Þ)	1,400	1,420
Corp. Nacional del Cobre de Chile 7.500% due 01/15/19 (Þ)	200	241
Covidien International Finance SA 4.200% due 06/15/20	175	178
Credit Suisse NY 6.000% due 02/15/18	770	831
CSN Islands XI Corp. 6.875% due 09/21/19 (Ñ)(Þ)	200	218
Deutsche Bank AG 6.000% due 09/01/17 (Ñ)	600	669
Dexia Credit Local SA 0.753% due 04/29/14 (Ê)(Þ)	500	498
DnB NOR Boligkreditt 2.100% due 10/14/15 (Þ)	1,200	1,186
2.900% due 03/29/16 (Þ)	1,100	1,120
Dolphin Energy, Ltd. 5.888% due 06/15/19 (Ñ)(Þ)	115	124

38	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Electricite De France 5.500% due 01/26/14 (Þ)	200	220
6.500% due 01/26/19 (Þ)	200	234
6.950% due 01/26/39 (Þ)	200	234
Endurance Specialty Holdings, Ltd. 6.150% due 10/15/15	100	107
Enel Finance International NV 6.250% due 09/15/17 (Þ)	300	331
Export-Import Bank of Korea 5.875% due 01/14/15	700	768
FIH Erhvervsbank A/S 2.450% due 08/17/12 (Þ)	500	511
Gazprom International SA for Gazprom Series regs 7.201% due 02/01/20	52	57
Gazprom OAO Via Gaz Capital SA Series REGS 9.250% due 04/23/19	110	137
HBOS PLC Series GMTN 6.750% due 05/21/18 (Þ)	825	794
HSBC Bank PLC 3.100% due 05/24/16 (Þ)	800	795
HSBC Bank USA NA Series CLN Zero coupon due 08/15/40	590	791
HSBC Finance Corp. 1.797% due 04/05/13 (Ê)	300	430
HSBC Holdings PLC 6.500% due 05/02/36	100	103
6.500% due 09/15/37	100	103
Indian Oil Corp., Ltd. 4.750% due 01/22/15	400	416
ING Bank NV 1.297% due 03/15/13 (Ê)(Ñ)(Þ)	600	601
1.652% due 06/09/14 (Å)(Ê)	300	301
2.375% due 06/09/14 (Ñ)(Þ)	375	373
2.500% due 01/14/16 (Þ)	800	786
Intelsat Jackson Holdings SA 9.500% due 06/15/16	580	608
7.250% due 04/01/19 (Þ)	375	372
Intesa Sanpaolo SpA 2.658% due 02/24/14 (Ê)(Þ)	200	200
Israel Government AID Bond 5.500% due 09/18/33	400	447
Korea Electric Power Corp. 5.125% due 04/23/34 (Þ)	60	63
Lloyds TSB Bank PLC 6.500% due 09/14/20 (Ñ)(Þ)	100	94
Majapahit Holding BV Series REGS 7.750% due 10/17/16	100	116
Mexico Government International Bond 6.050% due 01/11/40	260	276
Morgan Stanley Bank AG for OAO Gazprom Series REGS 9.625% due 03/01/13	900	1,006

	Principal Amount ($) or Shares	Market Value $
MUFG Capital Finance 1, Ltd. 6.346% due 07/29/49 (ƒ)	200	203
National Australia Bank, Ltd. 5.350% due 06/12/13 (Þ)	800	858
Nexen, Inc. 7.500% due 07/30/39	150	168
Noble Group, Ltd. 6.750% due 01/29/20 (Þ)	100	105
Nordea Eiendomskreditt AS 1.875% due 04/07/14 (Þ)	700	707
North American Development Bank 4.375% due 02/11/20	400	417
PE Paper Escrow GmbH 12.000% due 08/01/14 (Þ)	200	226
Permanent Master Issuer PLC Series 2011-1A Class 1A3 2.617% due 07/15/42 (Ê)(Þ)	700	1,014
Petrobras International Finance Co.—Pifco 3.875% due 01/27/16	400	407
7.875% due 03/15/19	800	969
5.375% due 01/27/21	130	133
Petroleos Mexicanos 8.000% due 05/03/19 (Ñ)	320	395
PPL WEM Holdings PLC 5.375% due 05/01/21 (Þ)	300	311
Province of Ontario Canada 1.375% due 01/27/14	200	201
PTTEP Canada International Finance, Ltd. 5.692% due 04/05/21 (Þ)	210	209
Qatar Government International Bond 5.250% due 01/20/20 (Þ)	520	554
QBE Gap Funding II, LP 7.250% due 05/24/41 (Þ)	250	251
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838% due 09/30/27 (Þ)	250	252
Series REGS 6.750% due 09/30/19 (Å)	300	345
Resona Bank, Ltd. 5.850% due 09/29/49 (ƒ)(Þ)	100	100
Royal Bank of Scotland Group PLC 6.990% due 10/29/49 (ƒ)(Ñ)(Þ)	300	270
Series 1 9.118% due 03/31/49 (ƒ)	300	304
Royal Bank of Scotland PLC (The) 3.250% due 01/11/14	500	507
4.875% due 08/25/14 (Þ)	1,000	1,041
5.625% due 08/24/20	200	200
Russia Government International Bond Series REGS 7.500% due 03/31/30	104	122
RZD Capital, Ltd. 5.739% due 04/03/17	500	531
Santander US Debt SA Unipersonal 2.991% due 10/07/13 (Þ)	400	399
SLM Corp. 1.044% due 06/17/13 (Ê)	150	208

Core Bond Fund	39

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Sparebank 1 Boligkreditt AS 1.250% due 10/25/13 (Þ)	1,100	1,099
2.625% due 05/27/16 (Þ)	1,100	1,101
Stadshypotek AB 1.450% due 09/30/13 (Þ)	300	302
State of Qatar 5.150% due 04/09/14	100	109
Swedbank AB 2.900% due 01/14/13 (Þ)	800	828
Swedbank Hypotek AB 0.696% due 03/28/14 (Ê)(Þ)	300	302
Teck Resources, Ltd. 10.750% due 05/15/19	200	253
Telecom Italia Capital SA 7.200% due 07/18/36	225	212
Telemar Norte Leste SA 5.500% due 10/23/20 (Þ)	125	123
TNK-BP Finance SA Series REGS 7.500% due 07/18/16	120	135
TransCanada PipeLines, Ltd. 6.350% due 05/15/67	225	226
Transnet, Ltd. 4.500% due 02/10/16 (Þ)	350	361
Transocean, Inc. 6.000% due 03/15/18 (Ñ)	100	111
6.500% due 11/15/20	200	224
Turkiye Garanti Bankasi AS 2.774% due 04/20/16 (Å)(Ê)	200	199
UBS AG 5.850% due 12/31/17 (Å)	270	136
Series BKNT 5.875% due 12/20/17 (Å)	400	439
5.750% due 04/25/18	100	108
UPCB Finance III, Ltd. 6.625% due 07/01/20 (Ñ)(Þ)	200	198
Vale Overseas, Ltd. 5.625% due 09/15/19 (Ñ)	400	427
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC 7.748% due 02/02/21 (Þ)	200	206
VIP Finance Ireland, Ltd. for OJSC Vimpel Communications Series REGS 9.125% due 04/30/18	100	113
Virgin Media Finance PLC 9.125% due 08/15/16	250	263
Series 1 9.500% due 08/15/16	125	141
Vivendi SA 5.750% due 04/04/13 (Þ)	400	429
Weatherford International, Ltd. 9.625% due 03/01/19	225	291
Wells Fargo & Co. 0.933% due 03/23/16	400	567
Westchester CLO, Ltd. Zero coupon due 08/01/22	1,319	1,238

	Principal Amount ($) or Shares	Market Value $
Westpac Banking Corp. 3.585% due 08/14/14 (Þ)	700	745
White Nights Gazprom 10.500% due 03/08/14	200	238
10.500% due 03/25/14	300	357

		51,878

Loan Agreements - 0.3%
Caesars Entertainment Operating Co., Inc., Term Loan 3.250% due 01/28/15	500	450
CIT Group, Inc. Term Loan 3 6.250% due 08/11/15	500	503
HCA, Inc., Term Loan A 3.496% due 05/01/18	507	499

		1,452

Mortgage-Backed Securities - 38.2%
ABN Amro Mortgage Corp. Series 2003-13 Class A3 5.500% due 01/25/34	1,868	1,883
Adjustable Rate Mortgage Trust Series 2004-5 Class 2A1 2.801% due 04/25/35	48	45
Series 2007-1 Class 1A1 3.010% due 03/25/37	1,053	533
American Home Mortgage Assets Series 2007-4 Class A2 0.376% due 08/25/37 (Ê)	883	633
American Home Mortgage Investment Trust Series 2004-4 Class 4A 2.403% due 02/25/45 (Ê)	69	61
Arkle Master Issuer PLC Series 2010-2A Class 1A1 1.661% due 05/17/60 (Ê)(Þ)	600	602
Banc of America Commercial Mortgage, Inc. Series 2002-PB2 Class A4 6.186% due 06/11/35	457	463
Series 2005-2 Class A4 4.783% due 07/10/43	315	322
Series 2005-2 Class A5 4.857% due 07/10/43	745	801
Series 2006-1 Class A4 5.372% due 09/10/45	280	303
Series 2006-2 Class A4 5.924% due 05/10/45	200	221
Series 2006-4 Class A4 5.634% due 07/10/46	500	547
Banc of America Funding Corp. Series 2005-D Class A1 2.783% due 05/25/35 (Ê)	78	75
Series 2006-3 Class 5A8 5.500% due 03/25/36	475	444
Series 2006-A Class 4A1 5.472% due 02/20/36 (Ê)	341	272
Series 2006-I Class 5A1 6.041% due 10/20/46 (Ê)	1,192	1,012

40	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-4 Class 3A1 0.556% due 06/25/37 (Ê)	1,221	685
Banc of America Large Loan, Inc. Series 2010-HLTN Class HLTN 1.937% due 11/15/15 (Ê)(Þ)	98	90
Banc of America Mortgage Securities, Inc. Series 2004-1 Class 5A1 6.500% due 09/25/33	6	6
Series 2004-11 Class 2A1 5.750% due 01/25/35	189	194
Series 2005-H Class 2A5 3.199% due 09/25/35 (Ê)	220	163
Series 2006-B Class 1A1 3.202% due 10/20/46 (Ê)	66	34
Banc of America Re-Remic Trust Series 2011-STRP Class A1 1.274% due 01/17/49 (Þ)	953	944
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-1 Class 6A1 2.727% due 04/25/33	23	22
Series 2003-8 Class 4A1 3.070% due 01/25/34	71	68
Series 2004-9 Class 22A1 3.582% due 11/25/34 (Ê)	45	43
Series 2005-2 Class A1 2.710% due 03/25/35 (Ê)	709	663
Series 2007-3 Class 1A1 5.230% due 05/25/47	261	188
Bear Stearns Alt-A Trust Series 2005-4 Class 23A1 2.652% due 05/25/35	159	124
Series 2005-7 Class 22A1 2.916% due 09/25/35	383	278
Series 2005-10 Class 24A1 2.649% due 01/25/36	368	195
Series 2006-1 Class 21A2 2.790% due 02/25/36	467	196
Bear Stearns Commercial Mortgage Securities Series 2002-PBW1 Class A2 4.720% due 11/11/35	765	786
Series 2005-T20 Class A4A 5.296% due 10/12/42	890	975
Series 2006-PW14 Class A4 5.201% due 12/11/38	1,600	1,722
Series 2006-T22 Class A4 5.707% due 04/12/38	505	559
Breidenbach Capital Consulting, LLC 11.047% due 04/26/37	594	185
Citigroup Mortgage Loan Trust, Inc. Series 2005-11 Class A2A 2.670% due 12/25/35 (Ê)	46	42
Series 2006-AR7 Class 1A4A 5.329% due 11/25/36	556	392
Series 2007-10 Class 2A3A 5.889% due 09/25/37	504	317

	Principal Amount ($) or Shares	Market Value $
Series 2007-10 Class 2A4A 6.063% due 09/25/37 (Ê)	308	216
Series 2007-AR8 Class 2A1A 5.673% due 07/25/37	746	523
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 5.394% due 07/15/44	340	370
Commercial Mortgage Pass Through Certificates Series 2006-C8 Class A4 5.306% due 12/10/46	200	214
Countrywide Alternative Loan Trust Series 2005-32T1 Class A7 0.436% due 08/25/35 (Ê)	21	20
Series 2005-48T1 Class A6 5.500% due 11/25/35	897	628
Series 2006-36T2 Class 1A9 1.086% due 12/25/36 (Ê)	275	131
Series 2006-45T1 Class 2A2 6.000% due 02/25/37	1,098	750
Series 2006-OA16 Class A2 0.376% due 10/25/46 (Ê)	1,527	927
Series 2006-OA19 Class A1 0.366% due 02/20/47 (Ê)	660	343
Series 2007-15CB Class A5 5.750% due 07/25/37	651	492
Series 2007-OA11 Class A1A 1.558% due 11/25/47 (Ê)	876	477
Countrywide Home Loan Mortgage Pass Through Trust Series 2003-52 Class A1 2.831% due 02/19/34	105	95
Series 2004-22 Class A3 3.094% due 11/25/34	146	122
Series 2004-HYB9 Class 1A1 2.789% due 02/20/35	239	196
Series 2005-1 Class 2A1 0.476% due 03/25/35 (Ê)	1,427	827
Series 2005-3 Class 1A2 0.476% due 04/25/35 (Ê)	22	14
Series 2005-HYB9 Class 3A2A 3.017% due 02/20/36 (Ê)	46	36
Series 2007-1 Class A1 6.000% due 03/25/37	1,285	1,089
Series 2007-2 Class A2 6.000% due 03/25/37	2,100	1,742
Series 2007-4 Class 1A10 6.000% due 05/25/37	2,000	1,553
Series 2007-HY1 Class 1A2 5.415% due 04/25/37	47	5
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-9 Class 2A1 5.500% due 10/25/35	316	297
Credit Suisse Mortgage Capital Certificates Series 2006-8 Class 4A1 6.500% due 10/25/21	401	309

Core Bond Fund	41

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-C2 Class A3 5.850% due 03/15/39	100	109
Series 2007-2 Class 3A4 5.500% due 03/25/37	1,000	880
DBUBS Mortgage Trust Series 2011-LC2A Class A2 3.386% due 06/10/16 (Þ)	900	902
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-AR1 Class 2A3 1.946% due 08/25/35	465	256
Series 2007-AR3 Class 2A4 0.536% due 06/25/37 (Ê)	500	129
Series 2007-OA1 Class A1 0.336% due 02/25/47 (Ê)	2,121	1,124
Series 2007-OA2 Class A1 1.050% due 04/25/47 (Ê)	1,185	759
Fannie Mae 2.707% due 2017 (Ê)	25	25
6.000% due 2017	23	25
3.740% due 2018	899	927
3.840% due 2018	210	217
4.500% due 2018	101	109
4.506% due 2019 (Ê)	700	742
3.375% due 2020 (Ê)	299	292
3.416% due 2020 (Ê)	199	196
3.584% due 2020 (Ê)	597	593
3.632% due 2020 (Ê)	200	198
3.665% due 2020 (Ê)	816	814
3.763% due 2020 (Ê)	1,587	1,593
4.250% due 2020	785	819
5.500% due 2020	85	92
4.301% due 2021	498	517
5.500% due 2021	120	130
5.500% due 2022	235	255
5.500% due 2023	190	207
4.500% due 2025	1,203	1,285
3.500% due 2026	4,138	4,220
6.000% due 2026	382	418
6.000% due 2027	213	234
6.000% due 2028	16	18
6.000% due 2032	222	246
5.000% due 2033	83	89
5.500% due 2033	15	16
6.000% due 2033	11	12
5.000% due 2034	678	724
5.500% due 2034	579	632
5.000% due 2035	2,054	2,197
5.500% due 2035	5	6
3.727% due 2036 (Ê)	250	251
5.500% due 2037	1,792	1,951
6.000% due 2037	110	122
5.500% due 2038	1,709	1,865
6.000% due 2038	1,273	1,405
4.500% due 2039	1,487	1,550
4.000% due 2040	2,093	2,102
4.500% due 2040	362	377

	Principal Amount ($) or Shares	Market Value $
3.500% due 2041	10,971	10,505
4.000% due 2041	1,518	1,522
15 Year TBA(Ï) 3.500%	6,000	6,109
30 Year TBA(Ï) 4.000%	4,500	4,940
4.500%	4,000	4,138
5.000%	1,000	1,063
6.000%	5,235	5,750
6.500%	—	—
Series 2003-343 Class 6 Interest Only STRIP 5.000% due 10/01/33	133	27
Series 2003-345 Class 18 Interest Only STRIP 4.500% due 12/01/18	302	30
Series 2003-345 Class 19 Interest Only STRIP 4.500% due 01/01/19	334	32
Series 2005-365 Class 12 Interest Only STRIP 5.500% due 12/01/35	506	84
Series 2006-369 Class 8 Interest Only STRIP 5.500% due 04/01/36	92	18
Fannie Mae REMICS Series 1999-56 Class Z 7.000% due 12/18/29	58	66
Series 2003-32 Class FH 0.586% due 11/25/22 (Ê)	98	98
Series 2003-35 Class FY 0.586% due 05/25/18 (Ê)	168	168
Series 2006-27 Class SH Interest Only STRIP 6.514% due 04/25/36 (Ê)	2,783	409
Series 2006-48 Class LG Zero coupon due 06/25/36	2	2
Series 2007-30 Class AF 0.496% due 04/25/37 (Ê)	96	96
Series 2010-95 Class S Interest Only STRIP 6.414% due 09/25/40 (Ê)	2,871	529
Series 2010-112 Class PI Interest Only STRIP 6.000% due 10/25/40	3,047	587
Fannie Mae Whole Loan Series 2003-W1 Class 1A1 6.351% due 12/25/42	28	32
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series 2011-K011 Class A2 4.084% due 11/25/20	200	207
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2005-63 Class 1A1 1.495% due 02/25/45 (Ê)	22	21

42	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

First Horizon Asset Securities, Inc. Series 2005-AR4 Class 2A1 2.876% due 10/25/35 (Ê)	936	787
Fosse Master Issuer PLC Series 2011-1A Class A2 1.619% due 10/18/54 (Ê)(Þ)	650	649
Freddie Mac 6.000% due 2016	9	10
5.000% due 2018	144	156
5.000% due 2019	279	301
5.000% due 2020	261	282
3.500% due 2025	1,442	1,471
2.767% due 2030 (Ê)	1	1
5.000% due 2035	910	971
5.196% due 2037 (Ê)	218	231
5.500% due 2037	872	937
6.000% due 2037	230	255
5.500% due 2038	3,671	4,010
6.000% due 2038	1,295	1,435
4.500% due 2039	2,817	2,934
6.000% due 2039	86	96
4.000% due 2040	693	696
5.500% due 2040	790	856
4.000% due 2041	5,198	5,219
4.500% due 2041	5,745	5,981
15 Year TBA(Ï)
3.500%	6,480	6,597
30 Year TBA(Ï)
4.500%	1,000	1,030
5.000%	—	—
Freddie Mac REMICS Series 2000-2266 Class F 0.637% due 11/15/30 (Ê)	9	9
Series 2005-3019 Class IM Interest Only STRIP 5.500% due 01/15/31	38	1
Series 2007-3335 Class BF 0.337% due 07/15/19 (Ê)	123	122
Series 2007-3335 Class FT 0.337% due 08/15/19 (Ê)	260	259
GE Capital Commercial Mortgage Corp. Series 2002-1A Class A3 6.269% due 12/10/35	702	717
Series 2002-2A Class A3 5.349% due 08/11/36	760	783
Ginnie Mae I 3.950% due 2025	97	100
4.500% due 2039	1,753	1,858
5.500% due 2039	147	162
30 Year TBA(Ï)
3.500%	—	—
4.000%	1,255	1,278
4.500%	2,000	2,111
5.000%	2,000	2,166
Ginnie Mae II 3.375% due 2026 (Ê)	111	116
2.625% due 2027 (Ê)	8	8

	Principal Amount ($) or Shares	Market Value $
1.750% due 2032 (Ê)	39	40
30 Year TBA(Ï) 5.000%	1,000	1,085
Government National Mortgage Association Series 2000-29 Class F 0.686% due 09/20/30 (Ê)	12	12
Series 2007-26 Class SD Interest Only STRIP 6.615% due 05/16/37 (Ê)	2,620	407
Series 2010-116 Class MP 3.500% due 09/16/40	2,009	2,106
Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class A4 4.948% due 01/11/35	685	707
Series 2004-GG1 Class A7 5.317% due 06/10/36	880	946
Series 2006-GG7 Class A4 6.078% due 07/10/38	1,105	1,227
Series 2007-GG9 Class A4 5.444% due 03/10/39	315	338
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4 5.553% due 04/10/38	320	348
GSR Mortgage Loan Trust Series 2005-AR7 Class 6A1 5.163% due 11/25/35	139	132
Series 2006-2F Class 3A3 6.000% due 02/25/36	832	647
Series 2006-3F Class 2A3 5.750% due 03/25/36	327	313
Series 2006-8F Class 4A17 6.000% due 09/25/36	504	434
Series 2007-AR1 Class 1A1 2.983% due 03/25/37	1,583	969
Series 2007-AR2 Class 2A1 2.879% due 05/25/47	910	643
Harborview Mortgage Loan Trust Series 2005-3 Class 2A1A 0.426% due 06/19/35 (Ê)	1,353	887
Series 2005-4 Class 3A1 2.775% due 07/19/35	117	88
Holmes Master Issuer PLC Series 2010-1A Class A2 1.678% due 10/15/54 (Ê)(Þ)	300	301
Indymac Index Mortgage Loan Trust Series 2005-AR31 Class 1A1 2.501% due 01/25/36	563	343
Series 2006-AR35 Class 2A1A 0.356% due 01/25/37 (Ê)	496	247
Series 2006-AR41 Class A3 0.366% due 02/25/37 (Ê)	1,397	641
Series 2007-AR5 Class 1A1 4.967% due 05/25/37	574	262
JPMorgan Alternative Loan Trust Series 2006-A2 Class 3A1 2.739% due 05/25/36	1,010	587

Core Bond Fund	43

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-CIB3 Class A3 6.465% due 11/15/35	312	314
Series 2005-LDP5 Class A4 5.371% due 12/15/44	390	426
Series 2006-CB16 Class A4 5.552% due 05/12/45	220	240
Series 2006-LDP7 Class A4 6.067% due 04/15/45	650	721
Series 2006-LDP8 Class A3B 5.447% due 05/15/45	250	261
Series 2006-LDP8 Class A4 5.399% due 05/15/45	290	313
Series 2007-CB18 Class A4 5.440% due 06/12/47	1,200	1,283
Series 2007-LD12 Class A4 5.882% due 02/15/51	100	109
Series 2007-LDPX Class A3 5.420% due 01/15/49	700	751
JPMorgan Mortgage Trust Series 2005-A1 Class 6T1 5.015% due 02/25/35 (Ê)	50	50
Series 2005-A5 Class TA1 5.430% due 08/25/35	434	422
Series 2005-S3 Class 1A2 5.750% due 01/25/36	84	78
Series 2007-A1 Class 2A2 3.078% due 07/25/35 (Ê)	356	324
Series 2007-A4 Class 3A1 5.823% due 06/25/37	1,791	1,650
Series 2007-S3 Class 1A8 6.000% due 08/25/37	1,277	1,100
LB-UBS Commercial Mortgage Trust Series 2006-C1 Class A4 5.156% due 02/15/31	1,500	1,623
Series 2007-C1 Class A4 5.424% due 02/15/40	1,500	1,617
Lehman Mortgage Trust Series 2005-3 Class 1A3 5.500% due 01/25/36	203	155
Series 2006-8 Class 2A1 0.606% due 12/25/36 (Ê)	595	292
Series 2007-8 Class 3A1 7.250% due 09/25/37	791	419
Lehman XS Trust Series 2007-7N Class 1A2 0.426% due 06/25/47 (Ê)	743	377
Master Adjustable Rate Mortgages Trust Series 2007-HF2 Class A1 0.496% due 09/25/37 Ê)	838	598
MASTR Alternative Loans Trust Series 2003-4 Class B1 5.759% due 06/25/33	139	96
Series 2004-10 Class 5A6 5.750% due 09/25/34	138	140

	Principal Amount ($) or Shares	Market Value $
Mellon Residential Funding Corp. Series 2000-TBC2 Class A1 0.667% due 06/15/30 (Ê)	96	92
Merrill Lynch Floating Trust Series 2006-1 Class A1 0.257% due 06/15/22 (Ê)(Þ)	100	99
Merrill Lynch Mortgage Investors, Inc. 0.396% due 02/25/36 (Ê)	80	58
Series 2006-A1 Class 1A1 2.835% due 03/25/36	761	452
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4 5.485% due 03/12/51	100	106
MLCC Mortgage Investors, Inc. Series 2005-3 Class 5A 0.436% due 11/25/35 (Ê)	49	42
Morgan Stanley Capital I Series 2005-T19 Class A4A 4.890% due 06/12/47	750	809
Series 2006-HQ9 Class A4 5.731% due 07/12/44	515	568
Series 2006-T23 Class A4 5.989% due 08/12/41	490	548
Series 2007-T27 Class A4 5.789% due 06/11/42	675	747
NCUA Guaranteed Notes Series 2010-C1 Class APT 2.650% due 10/29/20	491	490
Series 2010-R1 Class 1A 0.640% due 10/07/20 (Ê)	1,446	1,449
Series 2010-R2 Class 1A 0.560% due 11/06/17 (Ê)	1,431	1,431
Series 2010-R2 Class 2A 0.660% due 11/05/20 (Ê)	779	777
Series 2011-R2 Class 1A 0.590% due 02/06/20 (Ê)	1,070	1,071
Prime Mortgage Trust Series 2004-CL1 Class 1A2 0.586% due 02/25/34 (Ê)	16	15
Residential Accredit Loans, Inc. Series 2005-QO5 Class A1 1.278% due 01/25/46 (Ê)	1,635	961
Series 2005-QS13 Class 2A3 5.750% due 09/25/35	317	249
Series 2007-QO4 Class A1 0.386% due 05/25/47 (Ê)	1,299	773
Residential Asset Securitization Trust Series 2003-A15 Class 1A2 0.636% due 02/25/34 (Ê)	139	130
Series 2005-A10 Class A3 5.500% due 09/25/35	273	228
Series 2006-A9CB Class A6 6.000% due 09/25/36	245	136
Residential Funding Mortgage Securities I Series 2005-SA4 Class 2A1 3.176% due 09/25/35	420	297

44	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-SA4 Class 2A1 6.058% due 11/25/36	250	176
Sequoia Mortgage Trust Series 2001-5 Class A 0.536% due 10/19/26 (Ê)	41	37
Silverstone Master Issuer PLC Series 2010-1A Class A1 1.674% due 01/21/55 (Ê)(Þ)	500	500
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12 Class 3A2 2.561% due 09/25/34	46	40
Series 2005-23 Class 1A3 2.626% due 01/25/36	286	232
Series 2006-12 Class 2A1 5.381% due 01/25/37	586	426
Structured Asset Mortgage Investments, Inc. Series 2005-AR5 Class A3 0.436% due 07/19/35 (Ê)	135	124
Series 2007-AR6 Class A1 1.778% due 08/25/47 (Ê)	1,191	634
Structured Asset Securities Corp. Series 2003-34A Class 5A4 2.546% due 11/25/33 (Ê)	710	683
Suntrust Adjustable Rate Mortgage Loan Trust Series 2007-2 Class 3A3 5.539% due 04/25/37 (Ê)	2,592	2,011
Thornburg Mortgage Securities Trust Series 2006-5 Class A1 0.306% due 10/25/46 (Ê)	642	637
Series 2006-6 Class A1 0.296% due 11/25/46 (Ê)	68	67
Wachovia Bank Commercial Mortgage Trust Series 2005-C16 Class A4 4.847% due 10/15/41	725	778
Series 2005-C20 Class A7 5.118% due 07/15/42	800	869
Series 2005-C21 Class A4 5.380% due 10/15/44	1,000	1,090
Series 2006-C27 Class A3 5.765% due 07/15/45	700	767
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-AR7 Class A1A 1.198% due 09/25/46 (Ê)	1,312	604
Series 2006-AR9 Class 2A 1.118% due 11/25/46 (Ê)	1,669	756
Series 2007-HY2 Class 2A3 5.159% due 04/25/37	1,222	735
Series 2007-OA1 Class 2A 0.998% due 12/25/46 (Ê)	562	271
Series 2007-OA5 Class A1A 1.118% due 05/25/47 (Ê)	1,154	707
Washington Mutual Mortgage Pass Through Certificates Series 2005-AR6 Class B3 0.846% due 04/25/45 (Å)(Ê)	186	8

	Principal Amount ($) or Shares	Market Value $
Series 2005-AR13 Class A1A1 0.476% due 10/25/45 (Ê)	26	21
Series 2006-AR2 Class 1A1 2.567% due 03/25/36	449	348
Series 2007-HY3 Class 4B1 2.725% due 03/25/37	123	6
Wells Fargo Mortgage Backed Securities Trust Series 2006-2 Class 2A3 5.500% due 03/25/36	216	213
Series 2006-6 Class 1A22 6.000% due 05/25/36 (Ê)	1,286	1,154
Series 2006-AR2 Class 2A1 2.756% due 03/25/36	191	170
Series 2006-AR10 Class 4A1 2.748% due 07/25/36 (Ê)	53	42
Series 2006-AR14 Class 1A7 5.693% due 10/25/36	1,700	1,401
Series 2006-AR17 Class A1
5.041% due 10/25/36 (Ê)	987	774
Series 2007-8 Class 1A16 6.000% due 07/25/37	201	195
Series 2007-AR8 Class A1 6.088% due 11/25/37	342	278

		196,473

Municipal Bonds - 2.8%
American Municipal Power, Inc. Revenue Bonds 6.270% due 02/15/50	250	250
Chicago Transit Authority Revenue Bonds 6.899% due 12/01/40	400	426
City of New York New York General Obligation Unlimited 6.246% due 06/01/35	1,100	1,130
County of Clark Nevada Revenue Bonds 6.820% due 07/01/45	100	109
Dallas Area Rapid Transit Revenue Bonds 5.250% due 12/01/48	100	103
Illinois Municipal Electric Agency Revenue Bonds 6.832% due 02/01/35	100	108
Irvine Ranch Water District Revenue Bonds 6.622% due 05/01/40	1,000	1,181
Los Angeles Unified School District General Obligation Unlimited 4.500% due 07/01/22 (µ)	400	413
New Jersey State Turnpike Authority Revenue Bonds 7.102% due 01/01/41	1,000	1,163
New York City Municipal Water Finance Authority Revenue Bonds 5.375% due 06/15/43	525	555
New York State Dormitory Authority Revenue Bonds 5.000% due 07/01/40	225	233
North Carolina Turnkpike Authority Revenue Bonds 6.700% due 01/01/39	100	106

Core Bond Fund	45

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Northern California Power Agency Revenue Bonds 7.311% due 06/01/40	1,000	1,040
Northstar Education Finance, Inc. Series 2004-1 Class A4 0.463% due 04/29/19 (Ê)	1,000	991
Series 2007-1 Class A1 0.373% due 04/28/30 (Ê)	475	423
Series 2007-1 Class A3 0.333% due 01/29/46 (Ê)	500	447
Public Power Generation Agency Revenue Bonds 7.242% due 01/01/41	100	103
San Diego County Regional Airport Authority Revenue Bonds 6.628% due 07/01/40	100	100
State of California General Obligation Unlimited 6.650% due 03/01/22	250	281
7.500% due 04/01/34	425	481
7.950% due 03/01/36	110	120
5.650% due 04/01/39 (Ê)	100	106
7.550% due 04/01/39	405	463
7.625% due 03/01/40	400	460
7.600% due 11/01/40	325	375
State of Illinois General Obligation Unlimited 4.071% due 01/01/14	100	103
5.665% due 03/01/18	750	778
3.100% due 10/01/33 (Ê)	700	700
7.350% due 07/01/35	550	585
State of Louisiana Revenue Bonds 3.000% due 05/01/43 (Ê)	400	406
University of California Revenue Bonds 6.270% due 05/15/31	400	406

		14,145

Non-US Bonds - 2.0%
Argentina Government International Bond 6.500% due 12/15/35	EUR 1,730	357
Bundesrepublik Deutschland 3.250% due 07/04/21	EUR 300	443
Canada Housing Trust No. 1 4.550% due 12/15/12 (Þ)	CAD 100	108
Canadian Government Bond 1.500% due 12/01/12	CAD 200	208
1.750% due 03/01/13	CAD 300	312
2.000% due 08/01/13	CAD 300	314
2.500% due 09/01/13	CAD 400	422
2.250% due 08/01/14	CAD 100	105
2.000% due 12/01/14	CAD 1,000	1,038
FCE Bank plc 7.125% due 01/15/13	EUR 600	901
Federative Republic of Brazil 12.500% due 01/05/22	BRL 300	240
10.250% due 01/10/28	BRL 1,400	978

	Principal Amount ($) or Shares	Market Value $
Italy Buoni Poliennali Del Tesoro Series CPI 2.100% due 09/15/21	EUR 1,042	1,413
Mexican Bonos Series M 20 10.000% due 12/05/24	MXN 3,707	390
7.500% due 06/03/27	MXN 723	61
Morgan Stanley 1.029% due 03/01/13 (Ê)	EUR 600	859
Province of Ontario Canada 4.700% due 06/02/37	CAD 400	436
4.600% due 06/02/39	CAD 100	108
South Africa Government Bond Series R186 10.500% due 12/21/26	ZAR 4,140	708
Series R208 6.750% due 03/31/21	ZAR 3,170	415
Spain Government Bond 4.650% due 07/30/25	EUR 300	390

		10,206

United States Government Agencies - 1.7%
Federal Home Loan Banks 5.375% due 05/15/19	500	577
4.500% due 09/13/19	1,100	1,199
Federal Home Loan Mortgage Corp. 0.210% due 10/12/12 (Ê)	2,970	2,971
Federal National Mortgage Association 0.206% due 08/23/12 (Ê)	855	856
0.300% due 09/13/12 (Ê)	1,455	1,457
0.216% due 10/18/12 (Ê)	1,485	1,486
Tennessee Valley Authority 4.625% due 09/15/60	100	94

		8,640

United States Government Treasuries - 4.1%
United States Treasury Principal Principal Only STRIP Zero coupon due 11/15/21	1,938	1,346
United States Treasury Inflation
Indexed Bonds
2.375% due 01/15/27 (Æ)	2,342	2,670
1.750% due 01/15/28 (Æ)	107	112
3.375% due 04/15/32	887	1,173
2.125% due 02/15/41 (Æ)	806	876
United States Treasury Notes
0.750% due 06/15/14	400	400
1.750% due 05/31/16	520	521
1.500% due 06/30/16	315	311
2.375% due 05/31/18	3,000	2,984
2.625% due 11/15/20	2,330	2,244
3.125% due 05/15/21	1,500	1,496
8.000% due 11/15/21	840	1,196
4.375% due 05/15/40	2,995	2,993

46	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

4.750% due 02/15/41	700	744
4.375% due 05/15/41	1,775	1,772

		20,838

Total Long-Term Investments (cost $422,539)		432,704

Common Stocks - 0.0%

Materials and Processing - 0.0%
Largo Ltd. (Æ)	47,725	66

Total Common Stocks (cost $66)		66

Preferred Stocks - 0.1%

Financial Services - 0.1%
DG Funding Trust (Å)(Æ)	49	371

Total Preferred Stocks (cost $516)		371

	Notional Amount ($)
Options Purchased - 0.2%
Swaptions
(Fund Receives/Fund Pays)
USD 2.605%/USD Three Month LIBOR
Feb 2012 0.00 Call (1)	6,700	83
USD 2.675%/USD Three Month LIBOR
Feb 2012 0.00 Call (1)	6,700	75
USD 3.600%/USD Three Month LIBOR
Feb 2012 0.00 Call (1)	4,700	129
USD Three Month LIBOR/USD 1.250%
Apr 2012 0.00 Call (1)	2,500	13
USD 3.560%/USD Three Month LIBOR
Jun 2012 0.00 Call (1)	2,200	92
USD 4.080%/USD Three Month LIBOR
Jun 2012 0.00 Call (1)	2,000	175
USD Three Month LIBOR/USD 2.605%
Feb 2012 0.00 Put (1)	6,700	132
USD Three Month LIBOR/USD 2.675%
Feb 2012 0.00 Put (1)	6,700	146
USD Three Month LIBOR/USD 3.600%
Feb 2012 0.00 Put (1)	4,700	152
USD Three Month LIBOR/USD 3.560%
Jun 2012 0.00 Put (1)	2,200	68
USD Three Month LIBOR/USD 4.080%
Jun 2012 0.00 Put (1)	2,000	111

Total Options Purchased (cost $1,221)		1,176

	Principal Amount ($) or Shares
Short-Term Investments - 16.8%
Adam Aircraft Industries, Term Loan 15.130% due 05/01/12 (Å)(Ø)	49	—

	Principal Amount ($) or Shares		Market Value $
Ally Financial, Inc. 6.875% due 09/15/11		525	529
Series UNRE
7.000% due 02/01/12		400	408
Barclays Bank PLC 0.230% due 07/08/11 (ç)(ž)		1,370	1,370
BNP Paribas Financial, Inc. 0.300% due 08/26/11 (ç)(ž)		1,645	1,644
Canada Housing Trust No. 1 4.000% due 06/15/12 (Þ)		300	319
4.800% due 06/15/12 (Þ)		100	107
Cellco Partnership / Verizon Wireless
Capital LLC
5.250% due 02/01/12		700	718
Charter Communications Operating
LLC / Charter Communications
Operating Capital
8.000% due 04/30/12 (Þ)		250	260
Comcast Cable Holdings LLC 9.800% due 02/01/12		180	189
Danske Bank A/S 2.500% due 05/10/12 (Þ)		200	203
Delta Air Lines 2001-1 Class A-2 Pass
Through Trust
Series 01A2
7.111% due 09/18/11		400	404
DPL, Inc. 6.875% due 09/01/11		193	195
Erste Abwicklungsanstalt 0.350% due 01/11/12 (ž)		1,000	998
Federal National Mortgage Association
Discount Notes
0.080% due 07/21/11 (ç)(ž)		1,700	1,700
FirstEnergy Corp.
Series B
6.450% due 11/15/11 (Ñ)		12	12
Fortis Bank Nederland Holding NV 3.000% due 04/17/12	EUR	200	293
Goldman Sachs Group, Inc. (The) 0.986% due 12/05/11 (Ê)		1,020	1,024
Governor & Co. of the Bank of Ireland
(The)
Series REGs
6.750% due 01/30/12		100	154
Series REGS
2.750% due 03/02/12		240	225
HCP, Inc. 5.950% due 09/15/11		585	591
International Lease Finance Corp. 1.058% due 08/15/11 (Ê)		100	144
Itau Unibanco Holding SA 1.750% due 01/17/12 (ž)		500	500
Jackson National Life Fund LLC 0.628% due 08/06/11		2,800	2,798
JPMorgan Chase & Co. 0.372% due 12/21/11 (Ê)		400	400
Kells Funding, LLC 0.250% due 08/16/11 (ç)(ž)		2,000	1,999

Core Bond Fund	47

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

0.210% due 08/18/11 (ç)(ž)	2,700		2,699
0.270% due 11/03/11 (ž)	800		799
0.240% due 11/07/11 (ž)	3,100		3,098
MetLife, Inc. 6.125% due 12/01/11	205		210
Mirant Mid Atlantic Pass Through Trust A Series A 8.625% due 06/30/12	60		61
Royal Bank of Scotland PLC (The) 2.625% due 05/11/12 (Þ)	300		306
Russell U.S. Cash Management Fund	54,887,332	(¥)	54,887
Societe Financement de l'Economie Francaise 2.125% due 05/20/12	EUR 100		146
Sprint Capital Corp. 8.375% due 03/15/12	125		131
Straight-A Funding. LLC 0.180% due 07/05/11 (ç)(Þ)(ž)	300		300
0.130% due 08/02/11 (ç)(ž)	2,500		2,500
0.160% due 08/23/11 (ç)(ž)	1,900		1,900
Telecom Italia Capital SA 6.200% due 07/18/11 (Ñ)	255		255
UBS Finance LLC 0.175% due 08/02/11 (ç)(ž)	1,650		1,650
United States Treasury Bills Zero coupon due 09/08/11 (ž)	185		185

Total Short-Term Investments (cost $86,219)			86,311

Repurchase Agreements - 5.6%
Agreement with Bank of America and State Street Bank (Tri-Party) of $26,400 dated June 30, 2011 at 0.010% to be repurchased at $26,400 on July 1, 2011 collateralized by: $25,182 par various United States Treasury Obligations, valued at $26,992	26,400		26,400

Agreement with Barclays Capital and
State Street Bank (Tri-Party) of
$2,500 dated June 30, 2011 at
0.010% to be repurchased at $2,500
on July 1, 2011 collateralized by:
$1,980 par various United States
Treasury Obligations, valued at

$2,525	2,500		2,500

Total Repurchase Agreements (cost $28,900)			28,900

	Principal Amount ($) or Shares		Market Value $
Other Securities - 1.0%
Russell Investment Funds Liquidating
Trust (×)	711,502	(¥)	719
Russell U.S. Cash Collateral Fund (×)	4,419,176	(¥)	4,419

Total Other Securities (cost $5,131)			5,138

Total Investments- 108.0% (identified cost $544,592)			554,666

Other Assets and Liabilities, Net - (8.0%)			(40,846)

Net Assets - 100.0%			513,820

See accompanying notes which are an integral part of the financial statements.

48	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures (Germany)	4	EUR	980	06/12	3
Euribor Futures (Germany)	4	EUR	979	09/12	3
Eurodollar Futures (CME)	20	USD	4,983	09/11	3
Eurodollar Futures (CME)	188	USD	46,803	12/11	81
Eurodollar Futures (CME)	451	USD	112,203	03/12	343
Eurodollar Futures (CME)	331	USD	82,241	06/12	302
Eurodollar Futures (CME)	132	USD	32,729	09/12	4
Eurodollar Futures (CME)	114	USD	28,195	12/12	(31)
Eurodollar Futures (CME)	163	USD	40,212	03/13	(56)
Eurodollar Futures (CME)	45	USD	11,072	06/13	(30)
Eurodollar Futures (CME)	37	USD	9,079	09/13	(18)
Eurodollar Futures (CME)	19	USD	4,650	12/13	(9)
Eurodollar Futures (CME)	30	USD	7,322	03/14	(17)
Eurodollar Futures (CME)	6	USD	1,461	06/14	(3)
German Euro Bobl Futures	5	EUR	583	09/11	(3)
German Euro Bund Futures	2	EUR	251	09/11	(2)
Three Month Euribor Interest Rate Futures	4	EUR	978	12/12	4
Three Month Euribor Interest Rate Futures	4	EUR	977	03/13	4
Ultra Long Term United States Treasury Bond Futures	47	USD	5,934	09/11	(96)
United States Treasury Bonds	19	USD	2,338	09/11	(27)
United States Treasury 2 Year Note Futures	210	USD	46,062	09/11	(8)
United States Treasury 5 Year Note Futures	87	USD	10,370	09/11	(49)
United States Treasury 10 Year Note Futures	93	USD	11,377	09/11	3

Short Positions
German Euro Bund Futures	40	EUR	5,019	09/11	30
United States Treasury 5 Year Note Futures	1	USD	119	09/11	(1)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					430

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	49

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands

Options Written	Call/Put	Number of Contracts	Strike Price	Notional Amount		Expiration Date	Market Value $

Eurodollar Futures	Put	29	99.38	USD	73	09/19/11	(2)
Eurodollar Futures	Put	18	99.00	USD	45	03/19/12	(2)
Forward Volatility Agreements	Call	1	0.00	USD	3,500	10/11/11	(57)
Forward Volatility Agreements	Call	2	0.01	USD	2,100	10/11/11	(13)
Forward Volatility Agreements	Call	1	0.00	USD	1,600	11/14/11	(26)
Inflationary Floor Options	Call	1	0.00	USD	810	11/23/20	(3)
Inflationary Floor Options	Put	1	0.00	USD	1,400	03/10/20	(6)
Inflationary Floor Options	Put	1	0.00	USD	1,000	03/12/20	(3)
Inflationary Floor Options	Put	1	0.00	USD	5,500	04/07/20	(18)
Inflationary Floor Options	Put	1	0.00	USD	300	09/29/20	(1)

Swaptions
(Fund Receives/Fund Pays)
USD Six Month EURIBOR/USD 3.360%	Call	1	0.00		4,000	07/04/11	(31)
USD Six Month EURIBOR/USD 3.350%	Call	2	0.00		5,000	07/11/11	(58)
USD Three Month LIBOR/ USD 3.000%	Call	3	0.00		19,100	10/11/11	(119)
USD 0.650%/USD Three Month LIBOR	Put	1	0.00		2,200	11/14/11	(2)
USD 1.000%/USD Three Month LIBOR	Put	1	0.00		2,500	11/19/12	(14)
USD 1.750%/USD Three Month LIBOR	Put	1	0.00		2,900	11/19/12	(8)
USD 2.000%/USD Three Month LIBOR	Put	1	0.00		5,000	04/30/12	(3)
USD 2.250%/USD Three Month LIBOR	Put	1	0.00		2,700	05/28/13	(12)
USD 2.250%/USD Three Month LIBOR	Put	5	0.00		12,300	09/24/12	(63)
USD 3.000%/USD Three Month LIBOR	Put	6	0.00		17,100	06/18/12	(63)
USD 3.350%/ USD Six Month EURIBOR	Put	2	0.00		5,000	07/11/11	(18)
USD 3.360%/USD Six Month EURIBOR	Put	1	0.00		4,000	07/04/11	(7)
USD 4.250%/USD Three Month LIBOR	Put	3	0.00		19,100	10/11/11	(38)
USD 10.000%/USD Three Month LIBOR	Put	2	0.00		10,200	07/10/12	—
United States Treasury 10 Year Note Futures	Call	20	122.00	USD	20	08/26/11	(32)
United States Treasury 10 Year Note Futures	Call	10	124.50	USD	10	08/26/11	(6)

Total Liability for Options Written (premiums received $991)							(605)

See accompanying notes which are an integral part of the financial statements.

50	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counter Party	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	689	SEK	4,264	09/21/11	(18)
Barclays Bank PLC	BRL	164	USD	100	08/02/11	(5)
Barclays Bank PLC	BRL	3,033	USD	1,897	08/02/11	(33)
Barclays Bank PLC	EUR	8	USD	12	07/18/11	—
Barclays Bank PLC	EUR	92	USD	133	07/18/11	(1)
Barclays Bank PLC	EUR	93	USD	136	07/18/11	1
Barclays Bank PLC	EUR	201	USD	289	07/18/11	(2)
Barclays Bank PLC	EUR	307	USD	434	07/18/11	(11)
Barclays Bank PLC	JPY	19,821	USD	237	07/14/11	(9)
Barclays Bank PLC	JPY	70,068	USD	874	09/21/11	4
Barclays Bank PLC	MXN	28,201	USD	2,384	07/07/11	(24)
Barclays Bank PLC	RUB	2,897	USD	104	07/01/11	—
Barclays Bank PLC	USD	1,885	BRL	3,033	09/02/11	34
Barclays Bank PLC	USD	217	CNY	1,400	08/26/11	—
Barclays Bank PLC	USD	707	INR	32,068	08/12/11	6
Barclays Bank PLC	USD	2,364	MXN	28,201	10/05/11	25
Barclays Bank PLC	USD	101	RUB	2,897	07/01/11	2
BNP Paribas	CAD	97	USD	99	09/19/11	(2)
BNP Paribas	USD	2,380	MXN	28,201	07/07/11	28
Citibank	AUD	175	USD	182	09/21/11	(4)
Citibank	CAD	98	USD	99	09/19/11	(2)
Citibank	EUR	57	USD	82	07/18/11	(1)
Citibank	EUR	96	USD	136	07/18/11	(4)
Citibank	EUR	213	USD	308	09/21/11	(1)
Citibank	EUR	512	USD	738	09/21/11	(3)
Citibank	NZD	458	USD	368	09/21/11	(10)
Citibank	RUB	2,897	USD	105	07/01/11	2
Citibank	TWD	3,017	USD	105	07/01/11	—
Citibank	USD	828	AUD	785	09/21/11	6
Citibank	USD	142	EUR	100	07/18/11	3
Citibank	USD	368	EUR	253	09/21/11	(2)
Citibank	USD	100	JPY	8,501	07/14/11	5
Citibank	USD	236	KRW	257,000	08/12/11	5
Citibank	USD	1,539	KRW	1,675,622	08/12/11	26
Citibank	EUR	254	NZD	451	09/21/11	4
Citibank	USD	367	NZD	451	09/21/11	5
Citibank	USD	104	RUB	2,897	07/01/11	—
Citibank	USD	386	TRY	590	07/27/11	(24)
Citibank	USD	104	TWD	3,017	07/01/11	1
Citibank	USD	105	TWD	3,017	09/27/11	—
Credit Suisse First Boston	EUR	1,026	USD	1,480	07/18/11	(8)
Deutsche Bank AG	AUD	16	USD	17	07/29/11	—
Deutsche Bank AG	EUR	101	USD	147	07/18/11	1
Deutsche Bank AG	EUR	68	USD	98	07/27/11	(1)
Deutsche Bank AG	EUR	700	USD	1,000	07/27/11	(15)
Deutsche Bank AG	MXN	7,555	USD	644	07/26/11	—
Deutsche Bank AG	ZAR	2,422	USD	358	07/07/11	—
Deutsche Bank AG	USD	877	CAD	864	09/19/11	17
Deutsche Bank AG	USD	720	IDR	6,256,700	07/27/11	7
Goldman Sachs	USD	899	PHP	39,060	09/29/11	(4)
HSBC Bank PLC	EUR	94	USD	135	07/18/11	(1)
HSBC Bank PLC	SEK	945	USD	148	09/21/11	(1)
HSBC Bank PLC	SEK	1,337	USD	210	09/21/11	—
HSBC Bank PLC	SEK	4,276	USD	654	09/21/11	(19)
HSBC Bank PLC	USD	295	NOK	1,605	09/21/11	1

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	51

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counter Party	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

HSBC Bank PLC	USD	334	NOK	1,838	09/21/11	5
HSBC Bank PLC	USD	100	TRY	155	07/27/11	(5)
HSBC Bank PLC	USD	100	TRY	154	07/27/11	(5)
JP Morgan Chase Bank	EUR	102	USD	145	07/18/11	(3)
JP Morgan Chase Bank	EUR	846	USD	1,221	07/18/11	(6)
JP Morgan Chase Bank	USD	100	IDR	871,200	07/27/11	1
JP Morgan Chase Bank	USD	863	NOK	4,643	09/21/11	(7)
Morgan Stanley & Co., Inc.	USD	189	MXN	2,196	07/26/11	(2)
Morgan Stanley & Co., Inc.	USD	60	MYR	180	08/11/11	—
Morgan Stanley & Co., Inc.	USD	422	ZAR	2,882	07/28/11	3
Royal Bank of Canada	CAD	99	USD	100	09/19/11	(2)
Royal Bank of Canada	CAD	456	USD	464	09/21/11	(8)
Royal Bank of Canada	EUR	298	USD	422	07/18/11	(10)
Royal Bank of Canada	EUR	912	USD	1,308	07/18/11	(14)
Royal Bank of Canada	SEK	1,198	USD	185	09/21/11	(3)
Royal Bank of Canada	ZAR	5,376	USD	764	07/07/11	(31)
Royal Bank of Canada	JPY	14,818	CAD	181	09/21/11	3
Royal Bank of Canada	USD	358	CAD	353	09/19/11	7
Royal Bank of Canada	USD	370	CAD	364	09/21/11	7
Royal Bank of Canada	USD	605	CAD	591	09/21/11	7
Royal Bank of Canada	CAD	180	JPY	14,744	09/21/11	(3)
Royal Bank of Scotland PLC	CAD	99	USD	102	09/19/11	(1)
Royal Bank of Scotland PLC	CHF	223	USD	267	09/21/11	1
Royal Bank of Scotland PLC	EUR	201	USD	289	07/18/11	(2)
Royal Bank of Scotland PLC	EUR	693	USD	998	07/18/11	(6)
Royal Bank of Scotland PLC	EUR	258	USD	370	09/21/11	(4)
Royal Bank of Scotland PLC	TWD	3,017	USD	104	07/01/11	(1)
Royal Bank of Scotland PLC	CHF	258	EUR	216	09/21/11	6
Royal Bank of Scotland PLC	USD	224	GBP	136	09/21/11	(5)
Royal Bank of Scotland PLC	GBP	343	JPY	44,324	09/21/11	1
Royal Bank of Scotland PLC	EUR	258	SEK	2,388	09/21/11	2
Royal Bank of Scotland PLC	USD	103	TWD	3,017	07/01/11	2
State Street Bank & Trust Co.	CHF	593	EUR	486	09/21/11	(2)
UBS AG	AUD	694	USD	724	09/21/11	(13)
UBS AG	BRL	1,144	USD	696	07/14/11	(34)
UBS AG	BRL	163	USD	100	08/02/11	(4)
UBS AG	EUR	124	USD	181	07/18/11	1
UBS AG	EUR	275	USD	387	07/18/11	(12)
UBS AG	GBP	110	USD	181	09/13/11	4
UBS AG	NOK	3,313	USD	592	09/21/11	(19)
UBS AG	USD	2,079	BRL	3,361	08/02/11	61
UBS AG	EUR	254	CHF	311	09/21/11	2
UBS AG	CHF	312	EUR	260	09/21/11	5
UBS AG	USD	199	EUR	136	09/21/11	(2)
Westpac Banking Corp.	AUD	142	USD	147	09/21/11	(4)
Westpac Banking Corp.	NZD	793	USD	645	09/21/11	(8)
Westpac Banking Corp.	USD	182	AUD	173	09/21/11	1
Westpac Banking Corp.	USD	368	NZD	449	09/21/11	2

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(117)

See accompanying notes which are an integral part of the financial statements.

52	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts

Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	USD	4,900	Three Month LIBOR	2.116%	11/23/14	(27)
Bank of America	USD	1,100	1.250%	Three Month LIBOR	12/21/14	(7)
Bank of America	USD	4,400	3.587%	Three Month LIBOR	11/23/19	29
Bank of America	USD	700	Three Month LIBOR	3.500%	06/15/21	(19)
Bank of America	USD	1,600	Three Month LIBOR	4.206%	11/23/27	(2)
Bank of America	USD	100	Three Month LIBOR	4.250%	06/15/41	(4)
Barclays Bank PLC	BRL	600	10.835%	Brazil Interbank Deposit Rate	01/02/12	5
Barclays Bank PLC	GBP	1,570	Six Month LIBOR	3.100%	07/25/16	(70)
Barclays Bank PLC	GBP	2,680	3.930%	Six Month LIBOR	07/25/21	148
Barclays Bank PLC	USD	144	Three Month LIBOR	4.524%	11/15/21	(23)
Barclays Bank PLC	USD	146	Three Month LIBOR	4.420%	11/15/21	(21)
Barclays Bank PLC	USD	266	Three Month LIBOR	4.540%	11/15/21	(42)
Barclays Bank PLC	USD	530	Three Month LIBOR	4.633%	11/15/21	(91)
Barclays Bank PLC	GBP	1,360	Six Month LIBOR	4.220%	07/25/26	(72)
Barclays Bank PLC	USD	100	Three Month LIBOR	4.250%	06/15/41	(4)
BNP Paribas	BRL	300	11.390%	Brazil Interbank Deposit Rate	01/02/12	1
BNP Paribas	BRL	200	12.110%	Brazil Interbank Deposit Rate	01/02/14	1
BNP Paribas	USD	100	Three Month LIBOR	4.250%	06/15/41	(4)
Citibank	EUR	750	2.960%	Six Month EURIBOR	11/05/15	(7)
Citibank	CAD	875	Canadian Dealer Offer Rate	3.000%	12/21/16	(13)
Citibank	USD	2,100	Three Month LIBOR	3.500%	06/15/21	(57)
Citibank	USD	100	Three Month LIBOR	4.250%	06/15/41	(4)
Citibank	USD	100	Three Month LIBOR	4.000%	12/21/41	3
Credit Suisse Financial Products	GBP	150	3.168%	Six Month LIBOR	02/08/16	11
Credit Suisse Financial Products	GBP	130	3.210%	Six Month LIBOR	02/15/16	9
Credit Suisse Financial Products	GBP	260	3.201%	Six Month LIBOR	02/16/16	19
Credit Suisse Financial Products	GBP	290	3.124%	Six Month LIBOR	02/18/16	19
Credit Suisse Financial Products	EUR	750	3.250%	Six Month EURIBOR	12/21/16	14
Credit Suisse Financial Products	USD	2,800	2.500%	Three Month LIBOR	12/21/16	24
Credit Suisse First Boston	BRL	300	12.480%	Brazil Interbank Deposit Rate	01/02/13	3
Credit Suisse First Boston	USD	4,390	Three Month LIBOR	1.380%	06/18/14	7
Credit Suisse First Boston	USD	1,840	2.664%	Three Month LIBOR	06/18/17	(9)
Deutsche Bank	KRW	467,700	3.620%	Korean Interbank Offer Rate	07/06/11	(2)
Deutsche Bank	KRW	781,412	3.626%	Korean Interbank Offer Rate	07/07/11	(3)
Deutsche Bank	EUR	20,000	Six Month EURIBOR	3.255%	04/29/14	(153)
Deutsche Bank	NZD	500	NZD-BBR-Telerate	4.688%	02/14/16	(17)
Deutsche Bank	NZD	760	NZD-BBR-Telerate	4.700%	02/18/16	(25)
Deutsche Bank	NZD	640	NZD-BBR-Telerate	4.683%	02/22/16	(21)
Deutsche Bank	EUR	13,800	3.564%	Six Month EURIBOR	04/29/16	217
Deutsche Bank	USD	900	2.500%	Three Month LIBOR	12/21/16	8
Deutsche Bank	USD	1,400	2.500%	Three Month LIBOR	12/21/16	12
Deutsche Bank	USD	1,900	Three Month LIBOR	2.500%	12/21/16	(16)
Deutsche Bank	USD	4,200	Three Month LIBOR	3.250%	12/21/18	(90)
Deutsche Bank	EUR	3,200	Six Month EURIBOR	3.904%	04/29/20	(68)
Deutsche Bank	USD	2,200	2.560%	Three Month LIBOR	10/20/20	(114)
Deutsche Bank	USD	200	Three Month LIBOR	3.500%	06/15/21	(5)
Deutsche Bank	USD	500	Three Month LIBOR	4.250%	06/15/41	(19)
Goldman Sachs	BRL	400	10.835%	Brazil Interbank Deposit Rate	01/02/12	3
Goldman Sachs	BRL	600	10.990%	Brazil Interbank Deposit Rate	01/02/12	5
Goldman Sachs	BRL	1,200	11.890%	Brazil Interbank Deposit Rate	01/02/13	7
Goldman Sachs	BRL	400	12.650%	Brazil Interbank Deposit Rate	01/02/14	9
Goldman Sachs	USD	100	Three Month LIBOR	4.250%	06/15/41	(4)

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	53

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $
HSBC	BRL	400	11.360%	Brazil Interbank Deposit Rate	01/02/12	5
HSBC	BRL	400	11.140%	Brazil Interbank Deposit Rate	01/02/12	6
HSBC	BRL	1,200	11.890%	Brazil Interbank Deposit Rate	01/02/13	7
HSBC	BRL	100	12.540%	Brazil Interbank Deposit Rate	01/02/14	2
HSBC	MXN	2,000	7.330%	Mexico Interbank 28 Day Deposit Rate	01/28/15	5
JPMorgan	KRW	371,651	3.660%	Korean Interbank Offer Rate	07/08/11	(1)
JPMorgan	BRL	500	12.170%	Brazil Interbank Deposit Rate	01/02/13	6
JPMorgan	USD	26,100	Three Month LIBOR	0.750%	06/30/13	9
JPMorgan	USD	200	Three Month LIBOR	3.500%	06/15/21	(5)
JPMorgan	USD	1,500	Three Month LIBOR	4.250%	06/15/41	(56)
Merrill Lynch	BRL	100	14.765%	Brazil Interbank Deposit Rate	01/02/12	11
Merrill Lynch	BRL	500	10.990%	Brazil Interbank Deposit Rate	01/02/12	4
Merrill Lynch	BRL	700	11.980%	Brazil Interbank Deposit Rate	01/02/12	25
Merrill Lynch	BRL	800	12.540%	Brazil Interbank Deposit Rate	01/02/12	42
Morgan Stanley	BRL	200	11.630%	Brazil Interbank Deposit Rate	01/02/12	1
Morgan Stanley	BRL	100	12.590%	Brazil Interbank Deposit Rate	01/02/13	1
Morgan Stanley	BRL	400	12.510%	Brazil Interbank Deposit Rate	01/02/14	8
Morgan Stanley	GBP	2,325	Six Month LIBOR	3.000%	12/21/16	(41)
Morgan Stanley	USD	100	Three Month LIBOR	3.500%	06/15/21	(3)
Royal Bank of Canada	CAD	840	Canadian Dealer Offer Rate	2.140%	11/03/15	9
Royal Bank of Canada	CAD	1,270	Canadian Dealer Offer Rate	2.115%	11/04/15	14
Royal Bank of Canada	EUR	1,120	2.118%	Six Month EURIBOR	11/08/15	(8)
Royal Bank of Canada	GBP	100	3.195%	Six Month LIBOR	02/09/16	7
Royal Bank of Canada	GBP	100	3.180%	Six Month LIBOR	02/10/16	7
Royal Bank of Scotland	CAD	1,500	5.700%	Canadian Dealer Offer Rate	12/18/24	26
Royal Bank of Scotland	USD	2,500	Three Month LIBOR	4.250%	06/15/41	(92)
UBS	BRL	800	10.575%	Brazil Interbank Deposit Rate	01/02/12	(14)
UBS	BRL	300	12.700%	Brazil Interbank Deposit Rate	01/02/13	3
UBS	JPY	608,000	0.466%	Six Month LIBOR	02/06/13	5
UBS	AUD	2,200	5.250%	Three Month BBSW	12/21/13	8
UBS	NZD	3,000	Three Month BBSW	3.750%	12/21/13	(5)
UBS	BRL	200	12.250%	Brazil Interbank Deposit Rate	01/02/14	2
UBS	JPY	404,000	Six Month LIBOR	0.628%	02/06/15	(24)
UBS	NZD	275	NZD-BBR-Telerate	4.635%	02/11/16	(9)
UBS	JPY	87,000	1.133%	Six Month LIBOR	02/06/19	18
UBS	USD	200	Three Month LIBOR	3.500%	06/15/21	(5)
UBS	USD	1,400	Three Month LIBOR	4.250%	06/15/41	(52)

Total Market Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $12						(543)

See accompanying notes which are an integral part of the financial statements.

54	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counter Party	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

D.R. Horton, Inc.	Citibank	2.498%	USD	100	(1.000%	)	09/20/16	8
D.R. Horton, Inc.	Deutsche Bank	2.498%	USD	80	(1.000%	)	09/20/16	6
D.R. Horton, Inc.	Goldman Sachs	2.498%	USD	80	(1.000%	)	09/20/16	6
GE Capital Corp.	Citibank	0.789%	USD	200	4.000%		12/20/13	12
GE Capital Corp.	Deutsche Bank	0.789%	USD	100	4.900%		12/20/13	8
Pulte Homes, Inc.	JPMorgan	1.991%	USD	1,000	(3.870%	)	03/20/14	(31)
Toll Brothers, Inc.	Credit Suisse First Boston	1.949%	USD	255	(1.000%	)	09/20/16	13

Total Market Value on Open Corporate Issues Premiums Paid (Received) - ($15)								22

Credit Indices
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

CMBX AJ Index	Bank of America	USD	100	(0.840%	)	10/12/52	11
CMBX AJ Index	Bank of America	USD	460	(0.840%	)	10/12/52	52
CMBX AJ Index	Barclays Bank PLC	USD	360	(0.840%	)	10/12/52	41
CMBX AJ Index	Barclays Bank PLC	USD	340	(0.840%	)	10/12/52	39
CMBX AJ Index	Credit Suisse First Boston	USD	930	(0.840%	)	10/12/52	106
Dow Jones CDX Index	Bank of America	USD	200	5.000%		12/20/15	19
Dow Jones CDX Index	Bank of America	USD	2,600	1.000%		06/20/16	—
Dow Jones CDX Index	Barclays Bank PLC	USD	300	5.000%		06/20/15	26
Dow Jones CDX Index	Barclays Bank PLC	USD	300	5.000%		12/20/15	29
Dow Jones CDX Index	BNP Paribas SA	USD	600	5.000%		06/20/16	(3)
Dow Jones CDX Index	BNP Paribas SA	USD	3,399	1.000%		06/20/16	—
Dow Jones CDX Index	Credit Suisse Financial Products	USD	1,700	1.000%		06/20/16	—
Dow Jones CDX Index	Deutsche Bank	USD	772	0.708%		12/20/12	5
Dow Jones CDX Index	Deutsche Bank	USD	900	5.000%		06/20/15	78
Dow Jones CDX Index	Deutsche Bank	USD	200	5.000%		12/20/15	19
Dow Jones CDX Index	Deutsche Bank	USD	1,600	5.000%		06/20/16	13
Dow Jones CDX Index	Deutsche Bank	USD	300	1.000%		06/20/16	—
Dow Jones CDX Index	Deutsche Bank	USD	2,500	1.000%		06/20/21	(109)
Dow Jones CDX Index	JPMorgan	USD	386	0.553%		12/20/17	3
Dow Jones CDX Index	Morgan Stanley	USD	800	5.000%		06/20/15	69
Dow Jones CDX Index	Morgan Stanley	USD	300	5.000%		12/20/15	29
Dow Jones CDX Index	Morgan Stanley	USD	200	1.000%		06/20/16	—
Dow Jones CDX Index	Pershing LLC 1st Rebublic P.B. CNS	USD	193	0.548%		12/20/17	2
iTraxx SovX Western Europe Series 5	Credit Suisse Financial Products	USD	400	(1.000%	)	06/20/16	23
iTraxx SovX Western Europe Series 5	Deutsche Bank	USD	1,000	(1.000%	)	06/20/16	56
iTraxx SovX Western Europe Series 5	Deutsche Bank	USD	610	(1.000%	)	06/20/16	38
iTraxx SovX Western Europe Series 5	Deutsche Bank	USD	300	(1.000%	)	06/20/16	17
iTraxx SovX Western Europe Series 5	Deutsche Bank	USD	1,200	(1.000%	)	06/20/16	69
iTraxx SovX Western Europe Series 5	HSBC	USD	800	(1.000%	)	06/20/16	45
iTraxx SovX Western Europe Series 5	JPMorgan	USD	1,300	(1.000%	)	06/20/16	77
iTraxx SovX Western Europe Series 5	JPMorgan	USD	200	(1.000%	)	06/20/16	11
iTraxx SovX Western Europe Series 5	Morgan Stanley	USD	600	(1.000%	)	06/20/16	34

Total Market Value on Open Credit Indices Premiums Paid (Received) - ($1,474)							799

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	55

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands

Sovereign Issues
Reference Entity	Counter Party	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $
Brazil Government International Bond	Barclays Bank PLC	0.938%	USD	500	1.000%	06/20/15	(2)
Brazil Government International Bond	Deutsche Bank	0.938%	USD	1,000	1.000%	06/20/15	(3)
Brazil Government International Bond	HSBC	0.964%	USD	100	1.000%	09/20/15	—
Brazil Government International Bond	JPMorgan	0.964%	USD	100	1.000%	09/20/15	—
Brazil Government International Bond	Bank of America	1.430%	USD	500	1.000%	03/20/16	(4)
Brazil Government International Bond	Barclays Bank PLC	1.600%	USD	700	1.000%	12/20/15	(4)
Brazil Government International Bond	Credit Suisse Financial Products	1.770%	USD	200	1.000%	06/20/16	(1)
China Government International Bond	Barclays Bank PLC	0.813%	USD	800	1.000%	06/20/16	4
Federative Republic of Brazil	Goldman Sachs	0.938%	USD	500	1.000%	06/20/15	(2)
France Government International Bond	Goldman Sachs	0.774%	USD	400	0.250%	06/20/16	(11)
Italy Government International Bond	Deutsche Bank	1.688%	USD	100	1.000%	06/20/16	(4)
Japan Government International Bond	Bank of America	0.832%	USD	200	1.000%	03/20/16	1
Japan Government International Bond	Bank of America	0.832%	USD	100	1.000%	03/20/16	—
Japan Government International Bond	JPMorgan	0.832%	USD	700	1.000%	03/20/16	2
Japan Government International Bond	Goldman Sachs	0.867%	USD	200	1.000%	06/20/16	1
Mexico Government International Bond	Morgan Stanley	0.353%	USD	100	0.750%	01/20/12	—
Mexico Government International Bond	Barclays Bank PLC	1.120%	USD	100	1.000%	03/20/16	(1)
Mexico Government International Bond	Citibank	1.120%	USD	500	1.000%	03/20/16	(3)
Mexico Government International Bond	HSBC	1.120%	USD	500	1.000%	03/20/16	(3)
Mexico Government International Bond	HSBC	1.401%	USD	500	1.000%	03/20/21	(22)
Mexico Government International Bond	Citibank	2.589%	USD	300	1.000%	06/20/16	(24)
Russia Government International Bond	Citibank	1.341%	USD	700	1.000%	03/20/16	(16)
United Kingdom Gilt	Societe Generale	0.451%	USD	300	1.000%	03/20/15	4
United Kingdom Gilt	UBS	0.451%	USD	100	1.000%	03/20/15	1
United Kingdom Gilt	UBS	0.451%	USD	300	1.000%	03/20/15	4
United Kingdom Gilt	Deutsche Bank	0.563%	USD	200	1.000%	03/20/16	3
United Kingdom Gilt	Bank of America	0.590%	USD	200	1.000%	06/20/16	3
United Kingdom Gilt	Citibank	0.590%	USD	200	1.000%	06/20/16	3
United Kingdom Gilt	Morgan Stanley	0.590%	USD	400	1.000%	06/20/16	7
United Kingdom Gilt	UBS	0.590%	USD	400	1.000%	06/20/16	7

Total Market Value on Open Sovereign Issues Premiums Paid (Received) - $69							(60)

Total Market Value on Open Credit Default Swap Contracts Premiums Paid (Received) - $1,420							761

See accompanying notes which are an integral part of the financial statements.

56	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Presentation of Portfolio Holdings — June 30, 2011 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$32,285	$—	$32,285	6 .3
Corporate Bonds and Notes	—	96,453	395	96,848	18 .8
International Debt	—	51,087	791	51,878	10 .1
Loan Agreements	—	1,452	—	1,452	0 .3
Mortgage-Backed Securities	—	196,227	185	196,412	38 .2
Municipal Bonds	—	14,145	—	14,145	2 .8
Non-US Bonds	—	10,206	—	10,206	2 .0
United States Government Agencies	—	8,640	—	8,640	1 .7
United States Government Treasuries	—	20,838	—	20,838	4 .1
Common Stocks	—	—	66	66	— *
Preferred Stocks	—	—	371	371	0 .1
Options Purchased	—	1,176	—	1,176	0 .2
Short-Term Investments	—	86,311	—	86,311	16.8
Repurchase Agreements	—	28,900	—	28,900	5 .6
Other Securities	—	5,138	—	5,138	1 .0

Total Investments	—	552,858	1,808	554,666	108 .0

Other Assets and Liabilities, Net					(8.0)

					100.0

Other Financial Instruments
Futures Contracts	430	—	—	430	0 .1
Options Written	(42)	(437)	(126)	(605)	(0 .1)
Foreign Currency Exchange Contracts	—	(117)	—	(117)	(— )*
Interest Rate Swap Contracts	—	(555)	—	(555)	(0 .1)
Credit Default Swap Contracts	—	(659)	—	(659)	(0 .1)

Total Other Financial Instruments**	$388	$(1,768)	$(126)	$(1,506)

*	Less than .05% of net assets.

**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending June 30, 2011 were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	57

Russell Investment Funds

Core Bond Fund

Fair Value of Derivative Instruments — June 30, 2011 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$304	$—
Daily variation margin on futures contracts*	—	—	780
Interest rate swap contracts, at market value	—	—	785
Credit default swap contracts, at market value	1,004

Total	$1,004	$304	$1,565

Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts	$—	$421	$—
Daily variation margin on futures contracts*	—	—	350
Interest rate swap contracts, at market value	—	—	1,328
Credit default swap contracts, at market value	243	—	—
Options written, at market value	—	—	605

Total	$243	$421	$2,283

Derivatives not accounted for as hedging instruments	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$—	$—	$287
Options Written	—	—	153
Credit default swap contracts	107	—	—
Interest rate swap contracts	—	—	(185)
Foreign currency-related transactions	—	367	—

Total	$107	$367	$255

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$—	$—	$833
Options Written	—	—	614
Credit default swap contracts	(75)	—	—
Interest rate swap contracts	—	—	(450)
Foreign currency-related transactions	—	(329)	—

Total	$(75)	$(329)	$997

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets & Liabilities

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

58	Core Bond Fund

Russell Investment Funds

Global Real Estate Securities Fund

Shareholder Expense Example — June 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fee and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value
January 1, 2011	$1,000 .00	$1,000 .00
Ending Account Value
June 30, 2011	$1,058 .20	$1,019 .64
Expenses Paid During Period*	$5 .31	$5 .21

*	Expenses are equal to the Fund's annualized expense ratio of 1.04% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Global Real Estate Securities Fund	59

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 97.3%
Australia - 8.4%
BGP Holdings PLC (Å)(Æ)	926,311	—
CFS Retail Property Trust (Ñ)(ö)	1,722,387	3,361
Charter Hall Group - ADR (ö)	18,888	44
Dexus Property Group (Ñ)(ö)	4,054,115	3,837
FKP Property Group	1,543,060	1,159
Goodman Group (Ñ)(ö)	5,102,998	3,862
GPT Group (ö)	1,397,870	4,748
Investa Office Fund (ö)	3,476,899	2,410
Mirvac Group Class REIT (Ñ)(ö)	329,760	443
Stockland (Ñ)(ö)	2,183,980	8,006
Westfield Group (ö)	1,359,793	12,671
Westfield Retail Trust (ö)	1,204,654	3,507

		44,048

Austria - 0.2%
Atrium European Real Estate, Ltd.	128,940	849

Brazil - 0.4%
BR Properties SA	161,397	1,810
Multiplan Empreendimentos
Imobiliarios SA	8,300	181

		1,991

Canada - 4.3%
Boardwalk Real Estate Investment Trust (ö)	75,930	3,802
Brookfield Office Properties, Inc. (Ñ)	259,598	5,009
Brookfield Residential Properties, Inc. (Æ)	4,300	43
Canadian Real Estate Investment Trust (ö)	16,400	565
Chartwell Seniors Housing Real Estate Investment Trust (ö)	98,764	860
Dundee Real Estate Investment Trust (ö)	88,449	2,981
Dundee Real Estate Investment Trust (ö)	11,999	404
First Capital Realty, Inc. Class A (Ñ)	21,300	364
H&R Real Estate Investment Trust (ö)	35,600	799
Primaris Retail Real Estate Investment Trust Class Common Subscription Recei (ö)	126,500	2,822
RioCan Real Estate Investment Trust (ö)	185,299	4,983

		22,632

Finland - 0.7%
Citycon OYJ	154,811	696
Sponda OYJ	482,360	2,803

		3,499

France - 4.5%
Fonciere Des Regions (ö)	7,601	805
Gecina SA (Æ)	18,344	2,563
Klepierre—GDR (ö)	58,017	2,395
Mercialys SA (ö)	25,335	1,074
Societe de la Tour Eiffel (ö)	3,306	306
Societe Immobiliere de Location pour l’Industrie et le Commerce (ö)	11,788	1,691
Unibail-Rodamco SE (ö)	65,556	15,149

		23,983

	Principal Amount ($) or Shares	Market Value $

Germany - 0.9%
Alstria Office REIT-AG (ö)	51,676	780
Deutsche Wohnen AG	167,442	2,911
GAGFAH SA	19,000	138
GSW Immobilien AG (Æ)	27,429	940
IVG Immobilien AG (Æ)	16,056	125

		4,894

Hong Kong - 12.1%
Agile Property Holdings, Ltd.	514,000	804
China Overseas Land & Investment, Ltd. (Ñ)	2,328,000	5,038
China Resources Land, Ltd.	1,205,000	2,185
Country Garden Holdings Co.	426,000	189
Evergrande Real Estate Group, Ltd.	1,201,000	787
Hang Lung Properties, Ltd.—ADR	1,525,405	6,319
Henderson Land Development Co., Ltd.	171,696	1,111
Hongkong Land Holdings, Ltd.	1,529,000	10,898
Hysan Development Co., Ltd.	650,320	3,219
Kerry Properties, Ltd.	583,500	2,824
Link REIT (The) (ö)	487,500	1,665
New World Development, Ltd.	298,440	453
Shangri-La Asia, Ltd.	32,000	79
Shimao Property Holdings, Ltd.	1,342,000	1,673
Sino Land Co., Ltd.	412,000	666
Sun Hung Kai Properties, Ltd.	1,365,000	19,920
Swire Pacific, Ltd. Class A	17,000	251
Wharf Holdings, Ltd.	700,789	4,895
Wheelock & Co., Ltd.	245,000	991

		63,967

Italy - 0.2%
Beni Stabili SpA (ö)	1,057,388	1,067

Japan - 9.3%
Advance Residence Investment Corp. Class A (ö)	215	451
Aeon Mall Co., Ltd.	73,900	1,733
Frontier Real Estate Investment Corp. (Ñ)(ö)	132	1,165
Japan Prime Realty Investment Corp. Class A (Ñ)(ö)	211	560
Japan Real Estate Investment Corp. Class A (Ñ)(ö)	335	3,291
Japan Retail Fund Investment Corp. Class A (Ñ)(ö)	202	312
Kenedix Realty Investment Corp. Class A (Ñ)(ö)	78	300
Mitsubishi Estate Co., Ltd.	655,000	11,499
Mitsui Fudosan Co., Ltd.	894,000	15,413
Nippon Accommodations Fund, Inc. Class A (ö)	24	181
Nippon Building Fund, Inc. Class A (Ñ)(ö)	298	2,908
Nomura Real Estate Holdings, Inc.	98,200	1,639
NTT Urban Development Corp. (Ñ)	1,215	1,045
Orix JREIT, Inc. Class A (ö)	120	664
Sumitomo Realty & Development Co., Ltd. (Ñ)	231,600	5,178
Tokyu Land Corp.	245,000	1,040
United Urban Investment Corp. Class A (ö)	1,672	1,931

		49,310

60	Global Real Estate Securities Fund

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Netherlands - 1.0%
Corio NV (ö)	56,327	3,731
Eurocommercial Properties NV(ö)	18,592	925
Wereldhave NV(ö)	4,353	443

		5,099

Norway - 0.3%
Norwegian Property ASA	778,293	1,629

Philippines - 0.3%
SM Prime Holdings, Inc.	5,712,617	1,557

Singapore - 4.4%
Ascendas Real Estate Investment Trust (Æ)(ö)	104,000	173
CapitaCommercial Trust (Æ)(Ñ)(ö)	2,048,000	2,424
CapitaLand, Ltd.	1,832,000	4,358
CapitaMall Trust Class A (Æ)(ö)	1,533,000	2,338
CapitaMalls Asia, Ltd. (Ñ)	1,458,306	1,753
City Developments, Ltd. (Ñ)	36,000	306
Frasers Centrepoint Trust Class REIT (ö)	755,480	942
Global Logistic Properties, Ltd. (Ñ)	2,185,996	3,672
Keppel Land, Ltd. (Ñ)	391,697	1,159
Mapletree Industrial Trust (Ñ)(ö)	979,524	934
Mapletree Logistics Trust (ö)	1,374,608	1,030
Overseas Union Enterprise, Ltd. (Ñ)	346,000	804
Perennial China Retail Trust (Æ)(Ñ)(ö)	2,148,000	1,075
Suntec Real Estate Investment Trust (ö)	1,871,500	2,287

		23,255

Sweden - 1.1%
Castellum AB	170,602	2,556
Fabege AB	238,512	2,397
Hufvudstaden AB Class A	61,172	733

		5,686

Switzerland - 0.4%
Swiss Prime Site AG Class A (Æ)	24,870	2,134

United Kingdom - 4.7%
Big Yellow Group PLC (ö)	111,118	549
British Land Co. PLC (ö)	643,044	6,281
Capital & Counties Properties PLC	201,405	636
Capital Shopping Centres Group PLC Class H (ö)	84,261	540
Great Portland Estates PLC (ö)	389,472	2,726
Hansteen Holdings PLC (ö)	143,682	202
Land Securities Group PLC (ö)	528,332	7,224
Metric Property Investments PLC (ö)	172,700	295
Segro PLC (ö)	914,217	4,580
Shaftesbury PLC (ö)	114,378	969
Unite Group PLC	276,739	967

		24,969

	Principal Amount ($) or Shares	Market Value $
United States - 44.1%
Acadia Realty Trust (ö)	37,300	758
Alexandria Real Estate Equities, Inc. (ö)	34,979	2,708
American Assets Trust, Inc. (ö)	54,435	1,222
American Campus Communities, Inc. (ö)	17,700	628
Apartment Investment & Management Co. Class A (ö)	53,500	1,366
AvalonBay Communities, Inc. (ö)	73,607	9,451
BioMed Realty Trust, Inc. (ö)	62,800	1,208
Boston Properties, Inc. (ö)	92,636	9,834
BRE Properties, Inc. Class A (ö)	25,889	1,291
Camden Property Trust (ö)	63,400	4,033
Campus Crest Communities, Inc. (ö)	27,200	352
Conwert Immobilien Invest SE	93,342	1,579
Coresite Realty Corp. (ö)	14,800	243
Corporate Office Properties Trust (ö)	9,200	286
DCT Industrial Trust, Inc. (ö)	137,300	718
Derwent London PLC	97,238	2,850
Developers Diversified Realty Corp. (ö)	333,416	4,701
DiamondRock Hospitality Co. (ö)	88,038	945
Digital Realty Trust, Inc. (Ñ)(ö)	38,019	2,349
Douglas Emmett, Inc. (ö)	54,399	1,082
Duke Realty Corp. (ö)	63,339	887
DuPont Fabros Technology, Inc. (Ñ)(ö)	113,756	2,866
Entertainment Properties Trust (ö)	22,500	1,051
Equity Lifestyle Properties, Inc. (ö)	13,028	813
Equity Residential (ö)	209,696	12,582
Essex Property Trust, Inc. (ö)	25,103	3,396
Extra Space Storage, Inc. (ö)	125,700	2,681
Federal Realty Investment Trust (ö)	51,421	4,380
First Industrial Realty Trust, Inc. (Æ)(ö)	132,202	1,514
First Potomac Realty Trust (ö)	67,100	1,027
Forest City Enterprises, Inc. Class A (Æ)	165,459	3,089
General Growth Properties, Inc. (ö)	309,124	5,159
Hammerson PLC	790,710	6,107
HCP, Inc. (ö)	153,113	5,618
Health Care REIT, Inc. (ö)	74,835	3,923
Hersha Hospitality Trust Class A (ö)	206,904	1,153
Highwoods Properties, Inc. (ö)	27,500	911
Home Properties, Inc. (ö)	28,592	1,741
Host Hotels & Resorts, Inc. (ö)	562,421	9,533
Hyatt Hotels Corp. Class A (Æ)	50,171	2,048
Icad, Inc.	4,571	564
Kilroy Realty Corp. (ö)	119,227	4,707
Kimco Realty Corp. (ö)	176,052	3,282
Kite Realty Group Trust (ö)	23,400	117
Liberty Property Trust (ö)	134,455	4,380
Macerich Co. (The) (ö)	144,868	7,751
Mid-America Apartment Communities, Inc. (ö)	10,000	675
National Retail Properties, Inc. (ö)	25,900	635
Nationwide Health Properties, Inc. (ö)	99,300	4,112
Omega Healthcare Investors, Inc. (ö)	63,600	1,336
Pebblebrook Hotel Trust (ö)	33,600	678
Piedmont Office Realty Trust, Inc. Class A(Ñ) (ö)	32,700	667

Global Real Estate Securities Fund	61

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Post Properties, Inc. (ö)	44,348		1,808
ProLogis, Inc. (ö)	350,251		12,553
PS Business Parks, Inc. (ö)	6,856		378
PSP Swiss Property AG (Æ)	14,234		1,352
Public Storage (ö)	54,600		6,225
Regency Centers Corp. (ö)	65,200		2,867
Retail Opportunity Investments Corp. (ö)	83,440		898
RLJ Lodging Trust (ö)	36,400		632
Senior Housing Properties Trust (ö)	25,500		597
Simon Property Group, Inc. (ö)	214,651		24,949
SL Green Realty Corp. (ö)	60,074		4,979
Sovran Self Storage, Inc. (ö)	15,600		640
Starwood Hotels & Resorts Worldwide, Inc. (ö)	24,174		1,355
Sunstone Hotel Investors, Inc. (Æ)(ö)	212,276		1,968
Taubman Centers, Inc. (ö)	5,100		302
UDR, Inc. (ö)	142,366		3,495
Ventas, Inc. (ö)	81,943		4,319
Vornado Realty Trust (ö)	147,823		13,774
Weingarten Realty Investors (Ñ)(ö)	104,392		2,627

			232,705

Total Common Stocks (cost $422,529)			513,274

Short-Term Investments - 1.9%
United States - 1.9%
Russell U.S. Cash Management Fund	10,186,999	(¥)	10,187

Total Short-Term Investments (cost $10,187)			10,187

Other Securities - 8.1%
Russell Investment Funds Liquidating Trust (X)	2,730,471	(¥)	2,808
Russell U.S. Cash Collateral Fund (X)	39,984,908	(¥)	39,985

Total Other Securities (cost $42,715)			42,793

Total Investments- 107.3% (identified cost $475,431)			566,254

Other Assets and Liabilities, Net - (7.3%)			(38,839)

Net Assets - 100.0%			527,415

A portion of the portfolio has been fair valued as of period end.

62	Global Real Estate Securities Fund

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counter party	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Bank of America	AUD	21	JPY	1,801	07/05/11	—
Bank of America	AUD	44	SGD	58	07/05/11	—
Deutsche Bank AG	EUR	72	CHF	86	07/04/11	(1)
Deutsche Bank AG	AUD	161	SGD	212	07/04/11	—
Royal Bank of Scotland PLC	AUD	48	JPY	4,140	07/01/11	(1)
Royal Bank of Scotland PLC	AUD	28	SGD	37	07/01/11	—
State Street Bank & Trust Co.	CAD	13	USD	14	07/05/11	—
State Street Bank & Trust Co.	EUR	1	USD	2	07/01/11	—
State Street Bank & Trust Co.	EUR	3	USD	5	07/01/11	—
State Street Bank & Trust Co.	EUR	7	USD	10	07/01/11	—
State Street Bank & Trust Co.	EUR	—	USD	1	07/05/11	—
State Street Bank & Trust Co.	EUR	—	USD	1	07/05/11	—
State Street Bank & Trust Co.	EUR	2	USD	3	07/05/11	—
State Street Bank & Trust Co.	EUR	3	USD	4	07/05/11	—
State Street Bank & Trust Co.	EUR	5	USD	7	07/05/11	—
State Street Bank & Trust Co.	EUR	12	USD	17	07/05/11	—
State Street Bank & Trust Co.	EUR	17	USD	25	07/05/11	—
State Street Bank & Trust Co.	EUR	81	USD	117	07/05/11	—
State Street Bank & Trust Co.	HKD	38	USD	5	07/05/11	—
State Street Bank & Trust Co.	HKD	151	USD	19	07/05/11	—
State Street Bank & Trust Co.	HKD	303	USD	39	07/05/11	—
State Street Bank & Trust Co.	HKD	907	USD	117	07/05/11	—
State Street Bank & Trust Co.	HKD	913	USD	117	07/05/11	—
State Street Bank & Trust Co.	JPY	13,335	USD	165	07/01/11	(1)
State Street Bank & Trust Co.	JPY	4,082	USD	51	07/05/11	—
State Street Bank & Trust Co.	JPY	8,433	USD	104	07/05/11	—
State Street Bank & Trust Co.	PHP	155	USD	4	07/01/11	—
State Street Bank & Trust Co.	PHP	537	USD	12	07/01/11	—
State Street Bank & Trust Co.	PHP	163	USD	4	07/05/11	—
State Street Bank & Trust Co.	USD	27	CAD	26	07/05/11	—
State Street Bank & Trust Co.	USD	13	EUR	9	07/01/11	—
State Street Bank & Trust Co.	USD	23	EUR	16	07/01/11	—
State Street Bank & Trust Co.	USD	70	EUR	48	07/01/11	—
State Street Bank & Trust Co.	USD	113	GBP	70	07/01/11	—
State Street Bank & Trust Co.	USD	15	HKD	115	07/05/11	—
State Street Bank & Trust Co.	USD	20	HKD	154	07/05/11	—
State Street Bank & Trust Co.	USD	262	JPY	21,171	07/01/11	1
State Street Bank & Trust Co.	USD	379	JPY	30,585	07/05/11	1

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(1)

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund	63

Russell Investment Funds

Global Real Estate Securities Fund

Presentation of Portfolio Holdings — June 30, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets

Common Stocks
Australia	$—	$44,048	$—	$44,048	8 .4
Austria	—	849	—	849	0 .2
Brazil	1,991	—	—	1,991	0 .4
Canada	22,228	—	404	22,632	4 .3
Finland	—	3,499	—	3,499	0 .7
France	—	23,983	—	23,983	4 .5
Germany	—	4,894	—	4,894	0 .9
Hong Kong	—	63,967	—	63,967	12 .1
Italy	—	1,067	—	1,067	0 .2
Japan	—	49,310	—	49,310	9 .3
Netherlands	—	5,099	—	5,099	1 .0
Norway	—	1,629	—	1,629	0 .3
Philippines	—	1,557	—	1,557	0 .3
Singapore	1,075	22,180	—	23,255	4 .4
Sweden	—	5,686	—	5,686	1 .1
Switzerland	—	2,134	—	2,134	0 .4
United Kingdom	—	24,969	—	24,969	4 .7
United States	220,253	12,452	—	232,705	44 .1
Short-Term Investments	—	10,187	—	10,187	1 .9
Other Securities	—	42,793	—	42,793	8 .1

Total Investments	245,547	320,303	404	566,254	107 .3

Other Assets and Liabilities, Net					(7 .3)

					100 .0

Other Financial Instruments
Foreign Currency Exchange Contracts	(1)	—	—	(1)	(—	)*

Total Other Financial Instruments**	$(1)	$—	$—	$(1)

*	Less than .05% of net assets.

**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending June 30, 2011 were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

64	Global Real Estate Securities Fund

Russell Investment Funds

Global Real Estate Securities Fund

Fair Value of Derivative Instruments — June 30, 2011 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Foreign Currency Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$2

Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts	$3

Derivatives not accounted for as hedging instruments	Foreign Currency Contracts
Location: Statement of Operations - Net realized gain (loss)
Foreign currency-related transactions	$(132)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Foreign currency-related transactions	$1

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund	65

Russell Investment Funds

Notes to Schedule of Investments — June 30, 2011 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(ö)	Real Estate Investment Trust (REIT).
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(ç)	At amortized cost, which approximates market.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï)	Forward commitment.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ)	Bond is insured by a guarantor.
(æ)	Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(Ø)	In default.
(ß)	Illiquid security.
(×)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(¥)	Unrounded units

Abbreviations:

144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

ADR - American Depositary Receipt

ADS - American Depositary Share

BBSW - Bank Bill Swap Reference Rate

CIBOR - Copenhagen Interbank Offered Rate

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

EMU - European Economic and Monetary Union

EURIBOR - Euro Interbank Offered Rate

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

UK - United Kingdom

Foreign Currency Abbreviations:

ARS - Argentine peso	HUF - Hungarian forint	PKR - Pakistani rupee
AUD - Australian dollar	IDR - Indonesian rupiah	PLN - Polish zloty
BRL - Brazilian real	ILS - Israeli shekel	RUB - Russian ruble
CAD - Canadian dollar	INR - Indian rupee	SEK - Swedish krona
CHF - Swiss franc	ISK - Iceland krona	SGD - Singapore dollar
CLP - Chilean peso	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rica colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR - Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegion krone	VND - Vietnam dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nouveau sol
HKD - Hong Kong dollar	PHP - Philippine peso

66	Notes to Schedules of Investments

Russell Investment Funds

Statements of Assets and Liabilities — June 30, 2011 (Unaudited)

Amounts in thousands	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund	Core Bond Fund	Global Real Estate Securities Fund

Assets
Investments, at identified cost	$357,329	$172,316	$377,309	$544,592	$475,431
Investments, at market***	416,982	205,840	422,470	554,666	566,254
Cash (restricted)	1,250	700	2,700	848	—
Foreign currency holdings*	—	—	243	223	3,437
Unrealized appreciation on foreign currency exchange contracts	—	—	139	304	2
Receivables:
Dividends and interest	684	243	1,051	3,425	1,555
Dividends from affiliated Russell money market funds	1	—	1	2	—
Investments sold	3,355	2,602	3,857	45,305	1,895
Fund shares sold	12	24	30	627	53
Foreign taxes recoverable	—	—	108	—	28
Investments matured******	—	—	—	309	—
Daily variation margin on futures contracts	145	40	374	162	—
Other receivable	—	—	7	54	—
Prepaid expenses	1	—	1	1	1
Interest rate swap contracts, at market value*****	—	—	—	785	—
Credit default swap contracts, at market value****	—	—	—	1,004	—

Total assets	422,430	209,449	430,981	607,715	573,225

Liabilities
Payables:
Due to broker	—	—	—	2,140	—
Investments purchased	4,357	2,920	2,707	83,367	2,388
Fund shares redeemed	94	37	104	133	37
Accrued fees to affiliates	262	138	276	226	368
Other accrued expenses	114	71	109	201	299
Daily variation margin on futures contracts	—	—	—	100	—
Deferred tax liability	—	—	24	—	—
Unrealized depreciation on foreign currency exchange contracts	—	—	710	421	3
Options written, at market value**	—	—	—	605	—
Payable upon return of securities loaned	3,366	4,848	39,278	5,131	42,715
Interest rate swap contracts, at market value*****	—	—	—	1,328	—
Credit default swap contracts, at market value****	—	—	—	243	—

Total liabilities	8,193	8,014	43,208	93,895	45,810

Net Assets	$414,237	$201,435	$387,773	$513,820	$527,415

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities	67

Russell Investment Funds

Statements of Assets and Liabilities, continued — June 30, 2011 (Unaudited)

Amounts in thousands	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund	Core Bond Fund	Global Real Estate Securities Fund

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$1,244	$100	$4,105	$5,077	$2,903
Accumulated net realized gain (loss)	(61,919)	(36,807)	(82,975)	1,892	(24,428)
Unrealized appreciation (depreciation) on:
Investments (Russell non-U.S. Funds (b) - net of deferred tax liability for foreign capital gains taxes)	59,653	33,524	45,137	10,074	90,823
Futures contracts	569	283	994	430	—
Options written	—	—	—	386	—
Credit default swap contracts	—	—	—	(659)	—
Interest rate swap contracts	—	—	—	(555)	—
Investments matured	—	—	—	(891)	—
Foreign currency-related transactions	—	—	(555)	(108)	47
Other investments	—	—	7	54	—
Shares of beneficial interest	291	159	367	482	361
Additional paid-in capital	414,399	204,176	420,693	497,638	457,709

Net Assets	$414,237	$201,435	$387,773	$513,820	$527,415

Net Asset Value, offering and redemption price per share:
Net asset value per share(a)	$14.24	$12.68	$10.58	$10.66	$14.60
Net assets	$414,237,143	$201,434,798	$387,772,705	$513,820,065	$527,415,197
Shares outstanding ($.01 par value)	29,086,824	15,887,458	36,653,078	48,202,147	36,121,713
Amounts in thousands

* Foreign currency holdings - cost	$—	$—	$242	$218	$3,402
** Premiums received on options written	$—	$—	$—	$991	$—
*** Securities on loan included in investments	$7,864	$6,174	$37,835	$5,129	$40,661
**** Credit default swap contracts - premiums paid (received)	$—	$—	$—	$1,420	$—
***** Interest rate swap contracts - premiums paid (received)	$—	$—	$—	$12	$—
****** Investments matured - cost	$—	$—	$—	$1,200	$—

(a)	Net asset value per share equals net asset divided by shares of beneficial interest outstanding.
(b)	Russell non-U.S. Funds include the Non-U.S. and Global Real Estate Securities Funds.

See accompanying notes which are an integral part of the financial statements.

68	Statement of Assets and Liabilities

Russell Investment Funds

Statements of Operations — For the Period Ended June 30, 2011 (Unaudited)

Amounts in thousands	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund	Core Bond Fund	Global Real Estate Securities Fund

Investment Income
Dividends	$3,640	$1,255	$6,790	$2	$8,434
Dividends from affiliated Russell money market funds	6	4	12	24	5
Interest	—	—	—	10,143	5
Securities lending income	46	29	239	6	160
Less foreign taxes withheld	—	—	(606)	—	(401)

Total investment income	3,692	1,288	6,435	10,175	8,203

Expenses
Advisory fees	1,493	896	1,710	1,345	2,032
Administrative fees	102	50	95	122	127
Custodian fees	76	50	117	197	249
Transfer agent fees	9	4	8	11	11
Professional fees	33	27	58	45	55
Trustees’ fees	7	3	6	9	9
Printing fees	95	51	116	137	133
Miscellaneous	9	14	4	10	18

Expenses before reductions	1,824	1,095	2,114	1,876	2,634
Expense reductions	—	(60)	(114)	(171)	—

Net expenses	1,824	1,035	2,000	1,705	2,634

Net investment income (loss)	1,868	253	4,435	8,470	5,569

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (Russell non-U.S. funds (b) - net of deferred tax liability for foreign capital gains taxes)	31,430	14,184	17,551	1,185	11,239
Futures contracts	238	385	(368)	287	—
Options written	—	—	—	153	—
Credit default swap contracts	—	—	—	107	—
Interest rate swap contracts	—	—	—	(185)	—
Foreign currency-related transactions	1	—	1,966	441	160

Net realized gain (loss)	31,669	14,569	19,149	1,988	11,399

Net change in unrealized appreciation (depreciation) on:
Investments (Russell non-U.S. funds - net of deferred tax liability for foreign capital gains taxes)	(13,064)	(2,338)	(6,192)	1,948	12,022
Futures contracts	395	161	983	833	—
Options written	—	—	—	614	—
Credit default swap contracts	—	—	—	(75)	—
Interest rate swap contracts	—	—	—	(450)	—
Investment matured	—	—	—	34	—
Foreign currency-related transactions	—	—	(809)	(330)	(27)
Other investments	—	—	—	52	—

Net change in unrealized appreciation (depreciation)	(12,669)	(2,177)	(6,018)	2,626	11,995

Net realized and unrealized gain (loss)	19,000	12,392	13,131	4,614	23,394

Net Increase (Decrease) in Net Assets from Operations	$20,868	$12,645	$17,566	$13,084	$28,963

(b)	Russell non-U.S. Funds include the Non-U.S. and Global Real Estate Securities Funds.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations	69

Russell Investment Funds

Statements of Changes in Net Assets

	Multi-Style Equity Fund		Aggressive Equity Fund
Amounts in thousands	Period Ended June 30, 2011 (Unaudited)	Fiscal Year Ended December 31, 2010	Period Ended June 30, 2011 (Unaudited)	Fiscal Year Ended December 31, 2010

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,868	$3,462	$253	$740
Net realized gain (loss)	31,669	28,981	14,569	22,788
Net change in unrealized appreciation (depreciation)	(12,669)	24,656	(2,177)	14,828

Net increase (decrease) in net assets from operations	20,868	57,099	12,645	38,356

Distributions
From net investment income	(1,500)	(3,360)	(281)	(778)
From net realized gain	—	—	—	—

Net decrease in net assets from distributions	(1,500)	(3,360)	(281)	(778)

Share Transactions
Net increase (decrease) in net assets from share transactions	(5,602)	(30,019)	(2,692)	(4,486)

Total Net Increase (Decrease) in Net Assets	13,766	23,720	9,672	33,092

Net Assets
Beginning of period	400,471	376,751	191,763	158,671

End of period	$414,237	$400,471	$201,435	$191,763

Undistributed (overdistributed) net investment income included in net assets	$1,244	$876	$100	$128

See accompanying notes which are an integral part of the financial statements.

70	Statement of Changes in Net Assets

Non-U.S. Fund		Core Bond Fund		Global Real Estate Securities Fund
Period Ended June 30, 2011 (Unaudited)	Fiscal Year Ended December 31, 2010	Period Ended June 30, 2011 (Unaudited)	Fiscal Year Ended December 31, 2010	Period Ended June 30, 2011 (Unaudited)	Fiscal Year Ended December 31, 2010

$4,435	$4,253	$8,470	$15,453	$5,569	$11,746
19,149	3,650	1,988	11,940	11,399	84,972
(6,018)	29,671	2,626	13,660	11,995	(4,335)

17,566	37,574	13,084	41,053	28,963	92,383

(4,084)	(2,908)	(4,076)	(16,869)	(4,531)	(9,960)
—	—	(1,992)	(12,359)	—	—

(4,084)	(2,908)	(6,068)	(29,228)	(4,531)	(9,960)

7,421	10,059	34,906	59,504	9,087	765

20,903	44,725	41,922	71,329	33,519	83,188

366,870	322,145	471,898	400,569	493,896	410,708

$387,773	$366,870	$513,820	$471,898	$527,415	$493,896

$4,105	$3,754	$5,077	$683	$2,903	$1,865

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets	71

Russell Investment Funds

Financial Highlights

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
Multi-Style Equity Fund
June 30, 2011(1)	13.58	.06	.65	.71	(.05)	—
December 31, 2010	11.77	.11	1.81	1.92	(.11)	—
December 31, 2009	9.00	.10	2.80	2.90	(.13)	—
December 31, 2008	15.65	.19	(6.52)	(6.33)	(.19)	(.13)
December 31, 2007	14.93	.16	1.37	1.53	(.16)	(.65)
December 31, 2006	13.37	.14	1.55	1.69	(.13)	—
Aggressive Equity Fund
June 30, 2011(1)	11.92	.02	.76	.78	(.02)	—
December 31, 2010	9.59	.04	2.34	2.38	(.05)	—
December 31, 2009	7.18	.05	2.40	2.45	(.04)	—
December 31, 2008	12.99	.09	(5.81)	(5.72)	(.09)	— (c)
December 31, 2007	14.45	.06	.40	.46	(.05)	(1.87)
December 31, 2006	14.40	.03	2.10	2.13	(.03)	(2.05)
Non-U.S. Fund
June 30, 2011(1)	10.21	.12	.36	.48	(.11)	—
December 31, 2010	9.25	.12	.92	1.04	(.08)	—
December 31, 2009	7.48	.12	1.88	2.00	(.23)	—
December 31, 2008	13.20	.21	(5.83)	(5.62)	—	(.10)
December 31, 2007	15.01	.25	1.14	1.39	(.38)	(2.82)
December 31, 2006	12.68	.23	2.75	2.98	(.35)	(.30)
Core Bond Fund
June 30, 2011(1)	10.51	.18	.10	.28	(.09)	(.04)
December 31, 2010	10.20	.37	.63	1.00	(.40)	(.29)
December 31, 2009	9. 33	.44	1.02	1.46	(.46)	(.13)
December 31, 2008	10.32	.47	(.86)	(.39)	(.39)	(.21)
December 31, 2007	10.14	.51	.20	.71	(.53)	—
December 31, 2006	10.23	.45	(.08)	.37	(.46)	—
Global Real Estate Securities Fund
June 30, 2011(1)	13.92	.16	.65	.81	(.13)	—
December 31, 2010	11.58	.33	2.29	2.62	(.28)	—
December 31, 2009	9.30	.30	2.41	2.71	(.43)	—
December 31, 2008	15.22	.38	(6.03)	(5.65)	(.27)	—
December 31, 2007	21.34	.35	(3.68)	(3.33)	(.47)	(2.32)
December 31, 2006	17.28	.37	5.72	6.09	(.39)	(1.64)

See accompanying notes which are an integral part of the financial statements.

72	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(d)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(e)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Net Investment Income to Average Net Assets(b)(e)	% Portfolio Turnover Rate(d)

(.05)	14.24	5.23	414,237	.89	.89	.91	60
(.11)	13.58	16.46	400,471	.89	.89	.93	105
(.13)	11.77	32.72	376,751	.85	.86	1.06	136
(.32)	9.00	(41.15)	298,211	.87	.89	1.50	135
(.81)	15.65	10.36	479,922	.87	.87	1.04	136
(.13)	14.93	12.75	417,507	.87	.87	1.03	128

(.02)	12.68	6.52	201,435	1.04	1.10	.33	48
(.05)	11.92	24.88	191,763	1.05	1.11	.44	107
(.04)	9.59	34.32	158,671	1.02	1.13	.65	161
(.09)	7.18	(44.16)	123,088	1.05	1.18	.84	161
(1.92)	12.99	3.42	228,927	1.05	1.13	.39	180
(2.08)	14.45	14.79	223,646	1.05	1.12	.16	184

(.11)	10.58	4.72	387,773	1.05	1.11	2.33	28
(.08)	10.21	11.42	366,870	1.06	1.12	1.30	49
(.23)	9.25	27.33	322,145	1.04	1.12	1.56	133
(.10)	7.48	(42.79)	255,750	1.15	1.21	2.01	123
(3.20)	13.20	10.12	431,686	1.15	1.18	1.70	106
(.65)	15.01	23.64	369,884	1.15	1.21	1.64	111

(.13)	10.66	2.70	513,820	.70	.77	3.52	126
(.69)	10.51	10.02	471,898	.68	.75	3.48	195
(.59)	10.20	16.18	400,569	.66	.73	4.49	151
(.60)	9.33	(3.87)	319,109	.70	.77	4.70	164
(.53)	10.32	7.24	346,067	.70	.78	5.04	965
(.46)	10.14	3.72	265,783	.70	.73	4.40	453

(.13)	14.60	5.82	527,415	1.04	1.04	2.19	31
(.28)	13.92	22.92	493,896	.99	.99	2.62	150
(.43)	11.58	31.16	410,708	.97	.97	3.36	110
(.27)	9.30	(37.76)	303,416	.96	.96	2.72	71
(2.79)	15.22	(15.86)	488,809	.92	.92	1.75	77
(2.03)	21.34	35.84	625,477	.90	.91	1.86	53

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	73

Russell Investment Funds

Notes to Financial Highlights — June 30, 2011 (Unaudited)

(1)	For the period ended June 30, 2011 (Unaudited).
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by RIMCo, and for certain funds, custody credit arrangements.
(c)	Less than $.01 per share.
(d)	Periods less than one year are not annualized.
(e)	The ratios for periods less than one year are annualized.

See accompanying notes which are an integral part of the financial statements.

74	Notes to Financial Highlights

Russell Investment Funds

Notes to Financial Statements — June 30, 2011 (Unaudited)

1.	Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with 10 different investment portfolios referred to as Funds. These financial statements report on five of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operated as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008 (“Master Trust Agreement”), as amended. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. Debt obligation securities maturing within 60 days at the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent the market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell Fund Services Company (“RFSC”).

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from

Notes to Financial Statements	75

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2011 (Unaudited)

their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the NAV of such investments and are categorized as Level 2 of the fair value hierarchy. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, while NAV per share of an investment may not be determinative of fair value, as defined by U.S. GAAP, the Funds estimate the fair value of an investment in a fund using the NAV per share of the investment (or its equivalent) without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. index greater than a certain percentage) or other significant event; foreign market holidays if, on a daily basis, a Fund’s foreign exposure exceeds 20% in the aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

76	Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2011 (Unaudited)

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

The Funds will recognize transfers between levels as of the end of the reporting period. There were no significant transfers between the Levels as of June 30, 2011.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

Each Fund qualifies as a regulated investment company under sub-chapter M of the Internal Revenue Code and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds. Financial reporting records are adjusted for permanent book tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year end; accordingly tax-basis balances have not been determined as of June 30, 2011.

Each Fund files a U.S. tax return. At June 30, 2011, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending December 31, 2007 through December 31, 2009, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

For all Funds, income and capital gain distributions, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid quarterly, except for the Non-U.S. Fund, which generally declares and pays income distributions annually. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) from investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and capital loss carryforwards.

Expenses

The Funds will pay their own expenses other than those expressly assumed by Russell Investment Management Company (“RIMCo”) or RFSC. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Notes to Financial Statements	77

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2011 (Unaudited)

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Non-U.S. Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included within the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Capital Gains Taxes

The Non-U.S. and Global Real Estate Securities Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which it invests. The Non-U.S. and Global Real Estate Securities Funds may record a deferred tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at June 30, 2011. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities for the Funds. The amounts related to capital gains and repatriation taxes are included in net realized gain (loss) on investments in the Statements of Operations for the Fund. The Non-U.S. and Global Real Estate Securities Funds had $23,665 and $0, respectively in deferred tax liability as of June 30, 2011. Neither Fund had a realized gain (loss) on investments for capital gains taxes for the period ended June 30, 2011.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. In addition, the Non-U.S. and Global Real Estate Securities Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds, other than the Global Real Estate Securities Fund, may pursue their strategy of being fully invested by exposing cash reserves to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash reserves were actually invested in those markets. Hedging may also be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund including using derivatives as a substitute for holding physical bonds, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk and credit risk.

The Funds’ period end derivative investments, as presented in the Schedule of Investments or the tables following the Schedule of

Investments, generally are indicative of the volume of their derivative activity during the period ended June 30, 2011.

The effect of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements of Operations, for the period ended June 30, 2011, if applicable, are disclosed in the Fair Value of Derivative Instruments presentation following each Fund’s Schedule of Investments.

78	Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2011 (Unaudited)

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objectives and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time the Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at market value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions.

For the period ended June 30, 2011, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Strategies
Non-U.S. Fund	Exposing cash reserves to markets and trade settlement
Core Bond Fund	Return enhancement and hedging
Global Real Estate Securities Fund	Trade settlement

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to expose cash reserves to markets.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments on the Statements of Operations.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

A Fund may enter into a swaption (swap option). In a swaption, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund’s Statement of Assets and Liabilities.

For the period ended June 30, 2011, the Core Bond Fund purchased/sold options primarily for return enhancement and hedging.

Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance-sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

Notes to Financial Statements	79

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2011 (Unaudited)

For the period ended June 30, 2011, the following funds entered into future contracts primarily for the strategies listed below:

Strategies
Multi-Style Equity Fund	Exposing cash reserves to markets
Aggressive Equity Fund	Exposing cash reserves to markets
Non-U.S. Fund	Exposing cash reserves to markets
Core Bond Fund	Return enhancement, hedging and exposing cash reserves to markets

As of June 30, 2011, the Funds had cash collateral balances in connection with futures contracts purchased (sold) as follows:

Cash Collateral for Futures

Multi-Style Equity Fund	$1,250,000
Aggressive Equity Fund	700,000
Non-U.S. Fund	2,700,000
Core Bond Fund	283,000

Swap Agreements

The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of agreements including interest rate, credit default and currency swaps. The Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies followed by each paying the other a series of interest payments based on the principal cash flow. At maturity the principal amounts are returned. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios, to protect against any increase in the price of securities they anticipate purchasing at a later date or for return enhancement. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate NAV at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount earmarked on the Funds’ records will be the full amount of the Funds’ obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds may enter into swap agreements with counterparties that meet RIMCo’s credit quality limitations. The Funds will not enter into any swap unless the counterparty has a minimum senior unsecured credit rating or long-term counterparty credit rating, including reassignments, of A- or better as defined by Standard & Poor’s or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction.

Swap agreements generally are entered into by “eligible contract participants” and in compliance with certain other criteria necessary to render them excluded from regulation under the Commodity Exchange Act (“CEA”) and, therefore not subject to regulation as futures or commodity option transactions under the CEA.

As of June 30, 2011, the Core Bond Fund had cash collateral balances in connection with swaps contracts purchased (sold) as follows:

	Cash Collateral for Swaps	Due to Broker
Core Bond Fund	$565,071	$2,140,175

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Credit Default Swaps

The Core Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, the Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs on a corporate issue and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Unlike credit default swaps on corporate issues, deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end are disclosed in the Schedule of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default

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swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2011 for which the Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

For the period ended June 30, 2011, the Core Bond Fund entered into credit default swaps primarily for return enhancement and hedging.

Interest Rate Swaps

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds’ risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

For the period ended June 30, 2011, the Core Bond Fund entered into interest rate swaps primarily for return enhancement and hedging.

Index Swaps

Certain Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended June 30, 2011, none of the Funds entered into index swaps.

ISDA Master Agreements

The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

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Loan Agreements

The Core Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan. At June 30, 2011, the Core Bond Fund had no unfunded loan commitments.

Investments in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States’ markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Repurchase Agreements

The Core Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. In addition, RIMCo will monitor the fund’s repurchase agreement transactions generally and will evaluate the credit worthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. The Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities

The Core Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The quality and value of the underlying assets may decline, or default This has become an increasing risk for collateral related to non-agency mortgages (e.g., sub-prime, Alternative A - paper (“Alt - A loans”)) and non-conforming mortgage loans, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time the Fund receives the payments for reinvestment.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

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Through its investments in MBS, including those that are issued by private issuers, the Fund has exposure to agency mortgages, private non-agency mortgages (including those secured by subprime and Alt-A loans) and non-conforming loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or “SPVs”) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refers to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

ABS may include MBS, loans, receivables or other assets. The value of the Fund’s ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the

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underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

Forward Commitments

Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund’s investment strategies. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

A to be announced (“TBA”) security is a forward mortgage-backed securities trade. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. As of June 30, 2011, the Core Bond Fund had no cash collateral balances in connection with TBAs.

Inflation-Indexed Bonds

The Core Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S. Treasury Inflation-Protected Security, or TIPS. The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal, Therefore, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc., among other Lehman subsidiaries, filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Core Bond Fund and Non-U.S. Fund had direct holdings, swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuers or counterparties at the time the relevant Lehman Brothers entities filed for protection or were placed in administration. The direct holdings associated with Lehman Brothers have been written down to their

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estimated recoverable values and incorporated as components of other receivables and liabilities on the Statements of Assets and Liabilities and net changes in realized gain (loss) or unrealized appreciation (depreciation) on the Statement of Operations. The Funds have also utilized certain netting arrangements to offset payables and receivables of Lehman Brothers securities.

RIMCo or the Funds’ money managers have delivered notices of default and early termination to the relevant Lehman Brothers entities where required. For transactions with Lehman Brothers counterparties, RIMCo or the Funds’ money managers have terminated trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

The court overseeing all the U.S. Lehman entities’ bankruptcy cases set a filing deadline for all those entities. The Lehman Brothers Inc. claims filing deadline was January 30, 2009 for all customer claims and June 1, 2009 for all general creditor claims related to Lehman Brothers Inc. In the case of all other U.S. Lehman entities, the court set filing deadlines of September 22, 2009 and November 2, 2009 (for certain “Program Securities”). The Lehman Brothers International (Europe) court set a filing deadline of December 31, 2012. To the extent that the Funds held accounts with Lehman Brothers Inc., the Funds filed the appropriate customer claims on January 29, 2009 and filed all other claims related to U.S. Lehman entities on the foregoing deadlines. The relevant Funds have entered into a confidential settlement agreement with respect to certain claims for terminated derivatives transactions between the Funds, Lehman Brothers Special Financing Inc., its parent company Lehman Brothers Holdings Inc. and securities positions facing Lehman Brothers Inc.

3.	Investment Transactions

Securities

During the period ended June 30, 2011, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

	Purchases	Sales

Multi-Style Equity Fund	$240,899,132	$251,369,196
Aggressive Equity Fund	92,001,181	91,908,707
Non-U.S. Fund	101,919,218	99,071,812
Core Bond Fund	421,415,200	59,264,711
Global Real Estate Securities Fund	169,268,527	153,946,404

Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

	Purchases	Sales

Core Bond Fund	$479,983,192	$511,667,138

Written Options Contracts

Transactions in written options contracts for the period ended June 30, 2011 were as follows:

	Core Bond Fund
	Number of Contracts	Premiums Received

Outstanding December 31, 2010	125	$873,046
Opened	112	871,874
Closed	(46)	(395,952)
Expired	(75)	(358,130)

Outstanding June 30, 2011	116	$990,838

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 331/3% of each Fund’s total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company (“State Street”) in short-term instruments, pooled collateral vehicles that invest in short term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

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Notes to Financial Statements, continued — June 30, 2011 (Unaudited)

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be creditworthy by State Street.

Each Fund that participates in the securities lending program has cash collateral invested in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIMCo. Prior to December 3, 2010, the Funds that participated in securities lending had a portion of their cash collateral invested in the State Street Securities Lending Quality Trust Fund (“SLQT”), a securities lending cash collateral vehicle. On December 3, 2010, the Funds redeemed in-kind out of SLQT realizing certain losses as a result of such redemption, and proceeds of the redemption were invested in the RIF Liquidating Trust, an unregistered fund managed by State Street.

As of June 30, 2011, the non-cash collateral pledged for the securities on loan in the following funds was as follows:

	Non-Cash Collateral Value	Non-Cash Collateral Holding

Multi-Style Equity Fund	$4,561,591	Pool of US Government Securities
Aggressive Equity Fund	1,428,206	Pool of US Government Securities
Non-U.S. Fund	16,021	Pool of US Government Securities
Core Bond Fund	99,209	Pool of US Government Securities

Custodian

The Funds have entered into arrangements with their custodian whereby custody credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ expenses. During the period ended June 30, 2011, there were no custodian fee reductions under this arrangement.

Brokerage Commissions

The Funds effect certain transactions through Recapture Services, a division of BNY ConvergeEX Execution Solutions LLC (“BNY”) and its global network of correspondent brokers. BNY is a registered broker and is not an affiliate of the Funds or RIMCo. Trades placed through BNY and its correspondents are used (i) to obtain brokerage and research services for RIMCo to assist RIMCo in its investment decision-making process in its capacity as advisor to the Funds or (ii) to generate commission rebates to the Funds on whose behalf the trades were made. For purposes of trading to obtain brokerage and research services for RIMCo or to generate commission rebates to the Funds, the Funds’ money managers are requested to and RIMCo may, with respect to transactions it places, effect transactions with or through BNY and its correspondents or other brokers only to the extent that the money managers or RIMCo believe that the Funds will receive best execution. In addition, RIMCo recommends targets for the amount of trading that money managers allocate through BNY based upon asset class, investment style and other factors. Brokerage and research services provided to RIMCo by BNY or other brokers include, but are not limited to (1) advice either directly or indirectly through publications or writings as to the advisability in investing in, purchasing or selling securities and the availability of securities or of purchasers or sellers of securities; (2) analysis and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and/or (3) services that are required in connection therewith. Research services will generally be obtained from unaffiliated third parties at market rates. Research provided to RIMCo may benefit the particular Funds generating the trading activity and may also benefit other Funds within RIF and other funds and clients managed or advised by RIMCo or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients. In some cases, research may also be provided by other non-affiliated brokers.

BNY may also rebate to the Funds a portion of commissions earned on certain trading by the Funds through BNY and their correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable trades. Commission recapture is generated on the instructions of the Soft Commission Committee once RIMCo’s research budget has been met, as determined annually in the Soft Commission Committee budgeting process.

Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the adviser.

Notes to Financial Statements	87

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2011 (Unaudited)

4.	Related Party Transactions, Fees and Expenses

Adviser and Administrator

RIMCo is the Funds’ adviser and RFSC, a wholly-owned subsidiary of RIMCo, is the Funds’ administrator. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIF and RIMCo.

The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund an unregistered Fund advised by RIMCo. As of June 30, 2011, the Funds have invested $115,967,465 in the Russell U.S. Cash Management Fund. In addition, a portion of the collateral received from the Investment Company’s securities lending program in the amount of $90,654,715 is invested in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIMCo.

The advisory and administrative fees specified in the table below are based upon the average daily net assets of each Fund and are payable monthly.

	Annual Rate
	Adviser	Administrator
Multi-Style Equity Fund	0.73%	.05%
Aggressive Equity Fund	0.90	.05
Non-U.S. Fund	0.90	.05
Core Bond Fund	0.55	.05
Global Real Estate Securities Fund	0.80	.05

The following shows the respective totals for advisory and administrative fees for the period ended June 30, 2011.

	Advisory	Administrative
Multi-Style Equity Fund	$1,492,735	$102,242
Aggressive Equity Fund	895,650	49,758
Non-U.S. Fund	1,709,538	94,974
Core Bond Fund	1,344,981	122,271
Global Real Estate Securities Fund	2,031,786	126,987

RIMCo agreed to certain waivers of its advisory fees as follows:

For the Aggressive Equity Fund, RIMCo has contractually agreed, until April 30, 2012, to waive 0.06% of its 0.90% advisory fee. The waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended June 30, 2011 was $59,710. There were no reimbursements during the period.

For the Non-U.S. Fund, RIMCo has contractually agreed, until April 30, 2012, to waive 0.06% of its 0.90% advisory fee. The waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended June 30, 2011 was $113,969. There were no reimbursements during the period.

For the Core Bond Fund, RIMCo has contractually agreed, until April 30, 2012, to waive 0.07% of its 0.55% advisory fee. The waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended June 30, 2011 was $171,179. There were no reimbursements during the period.

Transfer and Dividend Disbursing Agent

RFSC serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RFSC is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RFSC retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended June 30, 2011 were as follows:

Amount

Multi-Style Equity Fund	$8,997
Aggressive Equity Fund	4,379
Non-U.S. Fund	8,358
Core Bond Fund	10,760
Global Real Estate Securities Fund	11,175

Distributor

Russell Financial Services, Inc. (the “Distributor”), a wholly-owned subsidiary of RIMCo, serves as distributor for RIF, pursuant to the Distribution Agreement with the Investment Company. The Distributor receives no compensation from the Investment Company for its services.

88	Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2011 (Unaudited)

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates for the period ended June 30, 2011 were as follows:

	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund	Core Bond Fund	Global Real Estate Securities Fund

Advisory fees	$240,399	$128,443	$255,968	$198,291	$340,954
Administration fees	16,593	8,029	15,654	21,102	21,309
Transfer agent fees	1,452	701	1,365	1,849	1,860
Trustee fees	3,221	1,298	2,639	4,438	4,341

	$261,665	$138,471	$275,626	$225,680	$368,464

Affiliated Brokerage Commissions

The Funds effect certain transactions through Russell Implementation Services Inc. (“RIS”) and its global network of unaffiliated correspondent brokers. RIS is a registered broker and investment adviser and an affiliate of RIMCo. Trades placed through RIS and its correspondents are made (i) to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions or (ii) to execute portfolio securities transactions for each Fund’s assets that RIMCo determines not to allocate to money managers and for each Fund’s cash reserves.

Board of Trustees

The Russell Fund Complex consists of RIC, which has 40 funds, and RIF, which has 10 funds. Each of the Trustees is a Trustee of both RIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $75,000 per year, $6,500 for each regular quarterly meeting attended in person, $2,500 for each special meeting attended in person, and $2,500 for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $1,000 fee for attending quarterly and special meetings (except for telephonic meetings called pursuant to the Funds’ valuation and pricing procedures) and a $500 fee for attending committee meeting by phone instead of receiving the full fee had the member attended in person. Trustees’ out-of-pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $15,000 per year and the Nominating and Governance Committee Chair is paid a fee of $6,000 per year. The chairman of the Board receives additional annual compensation of $75,000 per year.

5.	Federal Income Taxes

At December 31, 2010, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

	12/31/2016	12/31/2017	Totals

Multi-Style Equity Fund	$25,583,170	$61,778,100	$85,361,270
Aggressive Equity Fund	13,608,848	36,496,484	50,105,332
Non-U.S. Fund	48,403,470	51,040,031	99,443,501
Global Real Estate Securities Fund	—	26,603,446	26,603,446

Under the Regulated Investment Company Modernization Act of 2010, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At June 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund	Core Bond Fund	Global Real Estate Securities Fund

Cost of Investments	$362,455,508	$173,018,176	$379,824,242	$544,779,358	$484,030,245

Unrealized Appreciation	$60,174,783	$36,913,413	$55,398,247	$17,657,943	$89,588,498
Unrealized Depreciation	(5,647,866)	(4,091,616)	(12,752,422)	(7,771,029)	(7,364,254)

Net Unrealized Appreciation (Depreciation)	$54,526,917	$32,821,797	$42,645,825	$9,886,914	$82,224,244

Notes to Financial Statements	89

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2011 (Unaudited)

6.	Fund Share Transactions (amounts in thousands)

Share transactions for the periods ended June 30, 2011 and December 31, 2010 were as follows:

	Period Ended June 30, 2011 (Unaudited)		Fiscal Year Ended December 31, 2010
	Shares	Dollars	Shares	Dollars

Multi-Style Equity Fund
Proceeds from shares sold	1,656	$23,365	1,894	$22,754
Proceeds from reinvestment of distributions	104	1,500	287	3,360
Payments for shares redeemed	(2,163)	(30,467)	(4,706)	(56,133)

Net increase (decrease)	(403)	(5,602)	(2,525)	(30,019)

Aggressive Equity Fund
Proceeds from shares sold	723	$8,992	1,360	$13,976
Proceeds from reinvestment of distributions	22	280	76	778
Payments for shares redeemed	(951)	(11,964)	(1,882)	(19,240)

Net increase (decrease)	(206)	(2,692)	(446)	(4,486)

Non-U.S. Fund
Proceeds from shares sold	1,899	$19,838	3,705	$33,734
Proceeds from reinvestment of distributions	380	4,085	331	2,908
Payments for shares redeemed	(1,560)	(16,502)	(2,938)	(26,583)

Net increase (decrease)	719	7,421	1,098	10,059

Core Bond Fund
Proceeds from shares sold	5,232	$55,393	8,107	$86,343
Proceeds from reinvestment of distributions	578	6,068	2,784	29,227
Payments for shares redeemed	(2,504)	(26,555)	(5,254)	(56,066)

Net increase (decrease)	3,306	34,906	5,637	59,504

Global Real Estate Securities Fund
Proceeds from shares sold	1,196	$17,027	2,018	$25,770
Proceeds from reinvestment of distributions	318	4,531	783	9,961
Payments for shares redeemed	(867)	(12,471)	(2,807)	(34,966)

Net increase (decrease)	647	9,087	(6)	765

7.	Interfund Lending Program

The Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the “Credit Facility”). Funds may borrow money from each other for temporary purposes. All such borrowing and lending will be subject to a participating Fund’s fundamental investment limitations. Typically, Funds will borrow from the RIC funds. A RIC lending fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the portfolio manager determines it is in the best interest of the RIC lending fund. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the RIC lending fund could result in a lost investment opportunity or additional borrowing costs. For the period ended June 30, 2011, the Funds did not borrow or loan through the interfund lending program.

8.	Record Ownership

As of June 30, 2011, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund. The Northwestern Mutual Life Insurance Company accounts were the largest shareholder in each Fund.

	# of Shareholders	%

Multi-Style Equity Fund	2	80.9
Aggressive Equity Fund	2	80.7
Non-U.S. Fund	2	77.2
Core Bond Fund	3	85.2
Global Real Estate Securities Fund	2	92.5

90	Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2011 (Unaudited)

9.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Funds’ Schedule of Investments.

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Core Bond Fund - 0.7%
Adam Aircraft Industries, Term Loan	05/22/07	48,786	99.00	48	—
ARES CLO Funds	01/15/09	342,970	77.83	267	336
ARES CLO Funds	01/15/09	221,228	96.02	212	220
Chatham Light CLO, Ltd.	11/25/09	495,121	91.38	453	481
DG Funding Trust	11/04/03	49	10,537.12	516	371
ING Bank NV	06/01/11	300,000	100.00	300	301
Ras Laffan Liquefied Natural Gas Co., Ltd. III	08/03/10	300,000	115.38	346	345
Symetra Financial Corp.	06/02/06	150,000	98.92	148	158
Turkiye Garanti Bankasi AS	04/14/11	200,000	100.00	200	199
UBS AG	12/17/07	400,000	101.38	406	439
UBS AG	01/11/08	270,000	52.86	143	136
Union Pacific Corp.	01/31/08	349,000	102.84	359	345
Washington Mutual Mortgage Pass Through Certificates	04/01/05	185,930	100.00	186	8

					3,339

Global Real Estate Securities Fund - 0.0%
BGP Holdings PLC	08/06/09	926,311	—	—	—

					—

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board.

10.	Subsequent Events

Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustments of the financial statements or additional disclosures.

Notes to Financial Statements	91

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts — (Unaudited)

Approval of Investment Advisory Agreement

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the “RIMCo Agreement”) and the portfolio management contract with each Money Manager of the Funds (collectively, the “portfolio management contracts”) at a meeting held in person on April 19, 2011 (the “Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds’ shares, management of the Funds by RIMCo and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds; and (2) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIMCo, believed by the provider to be generally comparable in investment objectives to the Funds. In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the Fund’s “Expense Universe” in the case of operating expense comparisons. In the case of certain Funds, the Third-Party Information reflected changes in the Comparable Funds requested by RIMCo, which changes were noted in the Third-Party Information. The foregoing information requested by the Trustees or provided by RIMCo is collectively called the “Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and other funds in the same complex with respect to services provided by RIMCo, RIMCo’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds discussing the legal standards for their consideration of the continuations of the RIMCo Agreement and the portfolio management contracts, and the Independent Trustees separately received a memorandum regarding their responsibilities from their independent counsel.

On April 11, 2011, the Independent Trustees in preparation for the Agreement Evaluation Meeting met by conference telephone call to review Agreement Evaluation Information received to that date in a private session with their independent counsel at which no representatives of RIMCo or the Funds’ management were present and, on the basis of that review, requested additional Agreement Evaluation Information. At the Agreement Evaluation Meeting, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with management, counsel to the Funds and independent counsel to the Independent Trustees. Presentations made by RIMCo to the Board as part of this review encompassed the Funds and all other RIMCo-managed funds for which the Board has supervisory responsibility. Following this review, but prior to voting, the Independent Trustees again met in executive session with their independent counsel to consider additional Agreement Evaluation Information received from RIMCo and management at the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered RIMCo’s advice that the Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIMCo has engaged multiple unaffiliated Money Managers for all Funds.

The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreement for determining, implementing and maintaining the investment program for each Fund. Assets of each Fund generally have been allocated among the multiple Money Managers selected by RIMCo, subject to Board approval, for that Fund. RIMCo manages directly a portion of one Fund’s assets employing a “select holdings strategy,” as described below. RIMCo also may manage directly any portion of each Fund’s assets that RIMCo determines not to allocate to the Money Managers and portions of a Fund during transitions between Money Managers. In all cases, assets are managed directly by RIMCo pursuant to authority provided by the RIMCo Agreement.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Fund and for actively managing allocations and reallocations of assets among the Money Managers. The Board has been advised that RIMCo’s goal is to construct and manage diversified portfolios in a risk-aware manner. Each Money Manager for a Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by RIMCo (each, a “segment”) in accordance with the Fund’s applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager’s specified role in a Fund. RIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Fund’s investment objective and policies; authorizing Money Managers to engage in certain investment strategies for a Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo’s research and ongoing review and analysis, such actions are appropriate. RIMCo may impose specific

92	Basis for Approval of Investment Advisory Contracts

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

investment constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for the Fund in a complementary manner. Therefore, RIMCo’s selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Money Managers in the same Fund. In light of the foregoing, the overall performance of each Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Fund’s investment program, structuring the Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Fund.

The Board considered that the prospectuses for the Funds and other public disclosures emphasize to investors RIMCo’s role as the principal investment manager for each Fund, rather than the investment selection role of the Funds’ Money Managers, and describe the manner in which the Funds operate so that investors may take that information into account when deciding to purchase shares of any such Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIMCo’s reputation for and performance record in managing the Funds’ manager-of-managers structure.

The Board also considered the demands and complexity of managing the Funds pursuant to the manager-of-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of the Funds and the likelihood that, at the current expense ratio of each Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of such Fund selected by shareholders in purchasing their shares.

In addition to these general factors relating to the manager-of-managers structure of the Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1.	The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund by RIMCo;

2.	The advisory fee paid by the Fund to RIMCo (the “Advisory Fee”) and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers of such Fund;

3.	Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund, including any administrative, transfer agent or cash management fees and fees received for management of securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4.	Information provided by RIMCo as to expenses incurred by the Fund; and

5.	Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund.

In evaluating the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds, including Fund portfolio management services, the Board inquired as to the continuing impact on the Funds’ operations of significant changes in RIMCo’s senior management and other personnel providing services to the Funds during 2009 and 2010 to the date of the Agreement Evaluation Meeting and the relocation of the Russell organization’s headquarters. At the Agreement Evaluation Meeting, senior representatives of RIMCo discussed these changes with the Board and assured the Board that such changes have not resulted in any diminution in the nature, scope or quality of the services provided to the Funds. The Board also discussed the impact of such changes on the compliance programs of the Funds and RIMCo with the Funds’ Chief Compliance Officer (the “CCO”) and received assurances from the CCO that such changes have not resulted in any diminution in the scope and quality of the Funds’ compliance programs.

As noted above, RIMCo, pursuant to the terms of the RIMCo Agreement, directly manages a portion—up to 10%—of the assets of the RIF Multi-Style Equity Fund (the “Participating Fund”) utilizing a select holdings strategy (the “select holdings strategy”), the actual allocation being determined by the Participating Fund’s RIMCo portfolio manager. The select holdings strategy utilized by RIMCo in managing such assets for the Participating Fund is designed to increase the Participating Fund’s exposure to stocks that are viewed as attractive by multiple Money Managers of the Participating Fund. The Board considered that the select holdings strategy initially was utilized for two other mutual funds under the management of RIMCo but did not achieve the objectives anticipated by RIMCo in respect of such funds and therefore was discontinued. Against this background, the Board reviewed the results of the select holdings strategy in respect of the Participating Fund during the past year. The Trustees considered that RIMCo is not required to pay investment advisory fees to a Money Manager with respect to assets for which the select holdings strategy is utilized and that the profits derived by RIMCo generally and from the Participating Fund consequently may increase incrementally. The Board, however, also considered RIMCo’s advice that it pays certain Money Managers additional fees for providing information and other services in connection with the select holdings strategy and incurs additional costs in carrying out the select holdings strategy, the limited amount of assets that are managed directly by RIMCo pursuant to the select holdings strategy, and the fact that the aggregate investment advisory fees paid by the Participating Fund are not increased as a result of the select holdings strategy.

Basis for Approval of Investment Advisory Contracts	93

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

In evaluating the reasonableness of the Funds’ Advisory Fees in light of Fund performance, the Board considered that, in the Agreement Evaluation Information and at past meetings, RIMCo noted differences between the investment strategies of certain Funds and their respective Comparable Funds in pursuing their investment objectives, including fund strategies which seek to achieve a lower tracking error (i.e., the difference, whether positive or negative, between the return of a fund and its benchmark) and resulting lower return volatility than their Comparable Funds. According to RIMCo, these strategies may be expected to result, and for certain Funds during the periods covered by the Third-Party Information did result, in lower performance than that of some of their Comparable Funds. According to RIMCo, the strategies pursued by the Funds, among other things, are intended to result in less volatile, more moderate returns relative to each Fund’s performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time, although Fund results in 2008 and early 2009 generally did not reflect uniform success in achieving lesser volatility.

With respect to the Funds’ Advisory Fees, the Third-Party Information showed the Advisory Fee for each Fund on a contractual basis was ranked in the fourth or fifth quintile of its Expense Universe. On an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIMCo and the advisers to such Fund’s Comparable Funds), the RIF Aggressive Equity Fund Advisory Fee was ranked in the third quintile of its Expense Universe but the actual Advisory Fee for the RIF Multi-Style Equity Fund was ranked in the fifth quintile of its Expense Universe and the actual Advisory Fee for each of the other Funds was ranked in the fourth quintile of its Expense Universe. In these rankings, the first quintile represents funds with the lowest investment advisory fees among funds in the Expense Universe and the fifth quintile represents funds with the highest investment advisory fees among the Expense Universe funds. The comparison was based upon the latest fiscal years for the Expense Universe funds. In assessing the Funds’ Advisory Fees, the Board focused on actual rather than contractual Advisory Fees. The Board considered RIMCo’s explanation of the reasons for these Funds’ actual Advisory Fee rankings and its belief that the Funds’ Advisory Fees are reasonable notwithstanding such comparisons. The Board determined that it would continue to monitor those fees against the Funds’ Comparable Funds’ advisory fees.

In discussing the Funds’ Advisory Fees generally, RIMCo noted, among other things, that its Advisory Fees for the Funds encompass services that may not be provided by investment advisers to the Funds’ Comparable Funds, such as cash equitization and management of portfolio transition costs when Money Managers are added, terminated or replaced. RIMCo also observed that its “margins” in providing investment advisory services to the Funds tend to be lower than competitors’ margins because of the demands and complexities of managing the Funds’ manager-of-managers structure, including RIMCo’s payment of a significant portion of the Funds’ Advisory Fees to their Money Managers.

The Board noted RIMCo’s advice that the services provided to the Funds pursuant to the RIMCo Agreement do not encompass cash management services and considered RIMCo’s belief that its Advisory Fees nevertheless are reasonable. The Board also noted that the Funds’ uninvested cash is “swept” into a pooled investment vehicle maintained by RIMCo and that RIMCo receives a separate investment advisory fee from that investment vehicle to manage its investment portfolio. The Board considered and relied upon views expressed by RIMCo and counsel to the Funds at the Agreement Evaluation Meeting and prior meetings regarding the appropriateness and permissibility of the separate advisory fees received by RIMCo from the investment vehicle and further considered that such fees, while being accrued on the books of the investment vehicle, are not being distributed to RIMCo pending resolution of certain issues raised by regulators.

The Board considered for each Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund appropriately reflects or should be revised to reflect any such economies. The Board determined that, after giving effect to any applicable fee or expense caps, waivers or reimbursements, the Advisory Fee for each Fund appropriately reflected any economies of scale realized by that Fund, based upon such factors as the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Funds.

The Board considered, as a general matter, that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds and other RIC funds under the Board’s supervision are lower, and, in some cases, may be substantially lower, than the rates paid by RIC funds supervised by the Board, including the Funds. The Trustees considered the differences in the nature and scope of services RIMCo provides to institutional clients and the Funds. RIMCo explained, among other things, that institutional clients have fewer administrative needs than the Funds. RIMCo also noted that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. In addition, RIMCo noted that the Funds are subject to heightened regulatory requirements relative to institutional clients. The Board noted that RIMCo provides office space and facilities to the Funds and all of the Funds’ officers. Accordingly, the Trustees concluded that the services provided to the Funds are sufficiently different from the services provided to the other clients that comparisons are not probative and should not be given significant weight.

With respect to the Funds’ total expenses, the Board considered RIMCo’s advice that the Third-Party Information showed that none of the Funds had total expenses which ranked more than 5 basis points below the third quintile of its Expense Universe. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Universe and the fifth quintile represents funds with the highest total expenses among the Expense Universe funds.

94	Basis for Approval of Investment Advisory Contracts

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIMCo during the course of the current year or prior years, or presented at or in connection with the Agreement Evaluation Meeting by RIMCo, the Board, in respect of each Fund, found, after giving effect to any applicable waivers and/or reimbursements (1) the Advisory Fee charged by RIMCo was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Funds; (2) the relative expense ratio of the Fund was comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; (4) other benefits and fees received by RIMCo or its affiliates from the Funds were not excessive; and (5) RIMCo’s profitability with respect to the Fund was not excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIMCo.

Although it regarded the performance of the RIF Aggressive Equity Fund relative to its respective Comparable Funds as disappointing, the Board concluded that, under the circumstances, the performance of each of the Funds was consistent with continuation of the RIMCo Agreement. The Board, in assessing the Funds’ performance, focused upon each Fund’s performance for the 1-, 3- and 5-year periods ended December 31, 2010 as most relevant.

In evaluating the performance of the Funds generally relative to their Comparable Funds, the Board, in addition to the factors described above, also considered RIMCo’s advice that many of the Funds’ Comparable Funds do not “equitize” their cash (i.e., cash awaiting investment or disbursement to satisfy redemptions or other fund obligations) and may hold large cash positions uninvested in their investment portfolios. By contrast, the Funds generally follow a strategy of equitizing their cash and fully investing their assets in pursuit of their investment objectives (the Funds’ strategy of equitizing cash and fully investing their assets is hereinafter referred to as their “full investment strategy”). In support of the Funds’ full investment strategy, RIMCo advised the Board of its belief that investors manage their own cash positions based upon their personal investment goals, strategies and risk tolerances and generally expect Fund assets to be fully invested. RIMCo noted that the Funds’ full investment strategy generally will detract from relative performance in a declining market, such as 2008, but may enhance the Funds’ relative performance in a rising market, such as 2009 and 2010.

With respect to the RIF Aggressive Equity Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 1-year period ended December 31, 2010 and that its performance was ranked in the fifth quintile of its Performance Universe for each of the 3- and 5-year periods ended such date. In these rankings, the first quintile represents funds with the best performance among funds in the Performance Universe and the fifth quintile represents funds with the poorest performance among the Performance Universe funds. According to RIMCo, the financial crisis that unfolded throughout 2008 was detrimental to performance and the Fund was further affected by certain portfolio positioning decisions by certain Money Managers. In 2009, the Fund’s quality bias was a disadvantage as speculative stocks outperformed. In 2010, the Fund’s relative performance was affected negatively by macroeconomic news and events, resulting in swings in investor preferences for “risk on” and “risk off” transactions but improved in the fourth quarter as investor appreciation for higher quality companies with solid growth prospects trading at discounted valuations grew.

In evaluating performance, the Board considered each Fund’s absolute performance and performance relative to appropriate benchmarks and indices in addition to such Fund’s performance relative to its Comparable Funds. In assessing the Funds’ performance relative to their Comparable Funds or benchmarks or in absolute terms, the Board also considered RIMCo’s stated investment strategy of managing the Funds in a risk-aware manner and the extraordinary capital market conditions during 2008 and early 2009 that continue to impact the Funds’ relative performance for the 3, and where applicable, 5-year periods ended December 31, 2010.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of each Fund and its respective shareholders and voted to approve the continuation of the RIMCo Agreement.

At the Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers, the Board received and considered information from RIMCo reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIMCo’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Funds’ underwriter; and RIMCo’s recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. The Board received reports during the course of the year from the Funds’ CCO regarding each Money Manager’s compliance program. RIMCo recommended that each Money Manager be retained at its current fee rate. RIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo’s explanation in light of the Board’s findings as to the reasonableness of the Advisory Fee paid by each Fund and the fact that each Money Manager’s fee is paid by RIMCo.

Basis for Approval of Investment Advisory Contracts	95

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

Based substantially upon RIMCo’s recommendations, together with the Agreement Evaluation Information and other information received from RIMCo in support of its recommendations at the Agreement Evaluation Meeting, the Board concluded that the fees paid to the Money Managers of each Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Fund would be in the best interests of the Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo’s recommendation, the portfolio management contract with any Money Manager that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.

96	Basis for Approval of Investment Advisory Contracts

Russell Investment Funds

Shareholder Requests for Additional Information — June 30, 2011 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your insurance company.

Some insurance companies may offer electronic delivery of the Funds’ prospectus and annual and semi-annual reports. Please contact your insurance company for further details.

Shareholder Requests for Additional Information	97

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers — June 30, 2011

(Unaudited)

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 40 funds, and Russell Investment Funds (“RIF”), which has 10 funds. Each of the trustees is a trustee of both RIC and RIF. The first table provides information for the interested trustee. The second table provides information for the independent trustees. The third table provides information for the trustees emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Mr. Connealy has had experience with other investment companies and their investment advisers first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies, and has been determined by the Board to be an “audit committee financial expert,” as explained below; Mr. Fine has had financial, business and investment experience as a senior executive of a non-profit organization and previously, as a senior executive of a large regional financial services organization with management responsibility for such activities as investments, asset management and securities brokerage; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies; and Ms. Weston has had experience as a tax and corporate lawyer, has served as general counsel of several corporations and has served as a director of another investment company. Ms. Cavanaugh, the only interested trustee, has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Ms. Cavanaugh is in a position to provide the Board with such parties’ perspectives on the management, operations and distribution of the Funds.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INTERESTED TRUSTEE
# Sandra Cavanaugh Born May 10, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	President and Chief Executive Officer since 2010 Trustee since 2010	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by Trustees	• President and CEO RIC and RIF • Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”) • Chairman of the Board, President and CEO, Russell Financial Services, Inc. • Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”)) • May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank • 2007 to January 2009, Senior Vice President, National Sales — Retail Distribution, JPMorgan Chase/Washington Mutual, Inc. • 1997 to 2007, President — WM Funds Distributor & Shareholder Services/WM Financial Services	50	None

#	Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

98	Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2011 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES
Thaddas L. Alston Born April 7, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2006 Chairman of the Investment Committee since 2010	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	50	None

Kristianne Blake, Born January 22, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2000 Chairman since 2005	Appointed until successor is duly elected and qualified Annual	• Director and Chairman of the Audit Committee, Avista Corp. • Trustee and Chairman of the Operations Committee, Principal Investor Funds and Principal Variable Contracts Funds • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services) • February 2002 to June 2005, Chairman of the Audit Committee, RIC and RIF • Trustee and Chairman of the Operations and Distribution Committee, WM Group of Funds, 1999-2006	50

• Director, Avista Corp (electric utilities);

• Trustee, Principal Investor Funds (investment company);

• Trustee, Principal Variable Contracts Funds (investment company)

• Trustee, WM Group of Funds until 2006 (investment company)

Daniel P. Connealy Born June 6, 1946 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2003 Chairman of the Audit Committee since 2005	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc.	50	• Director, Gold Banc Corporation until 2006

Jonathan Fine, Born July 8, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2004	Appointed until successor is duly elected and qualified	• President and Chief Executive Officer, United Way of King County, WA	50	None

Disclosure of Information about Fund Trustees and Officers	99

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2011 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES
Raymond P. Tennison, Jr. Born December 21, 1955 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2000 Chairman of the Nominating and Governance Committee since 2007	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• Vice Chairman of the Board, Simpson Investment Company • Until November 2010, President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	50	None

Jack R. Thompson, Born March 21, 1949 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2005	Appointed until successor is duly elected and qualified	• September 2003 to September 2009, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds • September 2007 to September 2010, Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)	50	• Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation until September 2010 (health products company) • Director, Sparx Asia Funds until 2009 (investment company)

Julie W. Weston, Born October 2, 1943 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2002	Appointed until successor is duly elected and qualified	• Retired • Chairperson of the Investment Committee until December 2009	50	None

*	Each Trustee is subject to mandatory retirement at age 72.

100	Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2011 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
TRUSTEES EMERITUS
*George F. Russell, Jr., Born July 3, 1932 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)) and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	50	None

Paul E. Anderson, Born October 15, 1931 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee Emeritus since 2007	Five year term	• President, Anderson Management Group LLC (private investments consulting) • Trustee, RIC and RIF until 2006 • February 2002 to June 2005, Lead Trustee, RIC and RIF • Chairman of the Nominating and Governance Committee, 2006	50	None

*	Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

Disclosure of Information about Fund Trustees and Officers	101

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2011 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers Born December 16, 1966 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Compliance Officer since 2005	Until removed by Independent Trustees	• Chief Compliance Officer, RIC • Chief Compliance Officer, RIF • Chief Compliance Officer, RIMCo • Chief Compliance Officer, RFSC • April 2002-May 2005, Manager, Global Regulatory Policy

Sandra Cavanaugh, Born May 10, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	President and Chief Executive Officer since 2010	Until successor is chosen and qualified by Trustees

• President and CEO, RIC and RIF

• Chairman of the Board, President and CEO, Russell Financial Services, Inc.

• Chairman of the Board, President and CEO, RFSC

• Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

• May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank

• 2007 to January 2009, Senior Vice President, National Sales — Retail Distribution, JPMorgan Chase/Washington Mutual, Inc.

• 1997 to 2007, President — WM Funds Distributor & Shareholder Services/WM Financial Services

Mark E. Swanson, Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees

• Treasurer, Chief Accounting Officer and CFO, RIC and RIF

• Director, Funds Administration, RIMCo, RFSC, RTC and Russell Financial Services, Inc.

• Treasurer and Principal Accounting Officer, SSgA Funds

Peter Gunning, Born February 22, 1967 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Investment Officer since 2008	Until removed by Trustees	• Chief Investment Officer, RIC and RIF • Director, FRC • Chairman of the Board, President and CEO, RIMCo • 1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

Mary Beth Rhoden, Born April 25, 1969 1301 Second Avenue, 18th Floor Seattle, WA 98101	Secretary since 2010	Until successor is chosen and qualified by Trustees	• 1999 to 2010 Assistant Secretary, RIC and RIF • Associate General Counsel, FRC • Secretary, RIMCo, RFSC and Russell Financial Services, Inc. • Secretary and Chief Legal Officer, RIC and RIF

102	Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

1301 Second Avenue, Seattle, Washington 98101

(800) 787-7354

Interested Trustee

Sandra Cavanaugh

Independent Trustees

Thaddas L. Alston

Kristianne Blake

Daniel P. Connealy

Jonathan Fine

Raymond P. Tennison, Jr.

Jack R. Thompson

Julie W. Weston

Trustees Emeritus

George F. Russell, Jr.

Paul E. Anderson

Officers

Sandra Cavanaugh, President and Chief Executive Officer

Cheryl Wichers, Chief Compliance Officer

Peter Gunning, Chief Investment Officer

Mark E. Swanson, Treasurer and Chief Accounting Officer

Mary Beth Rhoden, Secretary

Adviser

Russell Investment Management Company

1301 Second Avenue

Seattle, Washington 98101

Administrator and Transfer and Dividend Disbursing Agent

Russell Fund Services Company

1301 Second Avenue

Seattle, Washington 98101

Custodian

State Street Bank and Trust Company

Josiah Quincy Building

200 Newport Avenue

North Quincy, MA 02171

Office of Shareholder Inquiries

1301 Second Avenue

Seattle, Washington 98101

(800) 787-7354

Legal Counsel

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116-5021

Distributor

Russell Financial Services, Inc.

1301 Second Avenue

Seattle, Washington 98101
Money Managers as of June 30, 2011

Multi-Style Equity Fund

BlackRock Capital Management, Inc., Wilmington, DE

Columbus Circle Investors, Stamford, CT

DePrince, Race & Zollo, Inc., Winter Park, FL

First Eagle Investment Management, LLC, New York, NY

Institutional Capital LLC, Chicago, IL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Montag & Caldwell, LLC, Atlanta, GA

Suffolk Capital Management, LLC, New York, NY

Aggressive Equity Fund

ClariVest Asset Management LLC, San Diego, CA

DePrince, Race & Zollo, Inc., Winter Park, FL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Ranger Investment Management, L.P., Dallas, TX

Signia Capital Management, LLC, Spokane, WA

Tygh Capital Management, Inc., Portland, OR

Non-U.S. Fund

Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX

Marsico Capital Management, LLC, Denver, CO

MFS Institutional Advisors, Inc., Boston, MA

Pzena Investment Management, LLC, New York, NY

Core Bond Fund

Goldman Sachs Asset Management, L.P., New York, NY

Metropolitan West Asset Management, LLC, Los Angeles, CA

Pacific Investment Management Company LLC, Newport Beach, CA

Global Real Estate Securities Fund

AEW Capital Management, L.P., Boston, MA

Cohen & Steers Capital Management, Inc., New York, NY

INVESCO Advisers, Inc. which acts as a money manager to the Fund through its INVESCO Real Estate Division, Dallas, TX

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Manager, Money Managers and Service Providers	103

Russell Investment Funds	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495
www.russell.com

36-08-072

[LOGO]

2011 SEMI-ANNUAL REPORT

Russell

Investment Funds

LifePoints® Funds Variable Target Portfolio Series

JUNE 30, 2011

FUND

Conservative Strategy Fund

Moderate Strategy Fund

Balanced Strategy Fund

Growth Strategy Fund

Equity Growth Strategy Fund

                                    [GRAPHIC]

Russell Investment Funds

Russell Investment Funds is a

series investment company with

ten different investment portfolios referred to as Funds. These financial statements report on five

of these Funds.

Russell Investment Funds

LifePoints® Funds

Variable Target Portfolio Series

Semi-annual Report

June 30, 2011 (Unaudited)

Russell Investment Funds - LifePoints® Funds Variable Target Portfolio Series.

Copyright © Russell Investments 2011. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Investment Funds

Conservative Strategy Fund

Shareholder Expense Example — June 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 3, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fee and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
May 3, 2011	$1,000 .00	$1,000 .00
Ending Account Value
June 30, 2011	$994.00	$1,024.63
Expenses Paid During Period*	$0.16	$0.16

*	Expenses are equal to the Fund’s annualized expense ratio of 0.10% (representing the 59-day period annualized), multiplied by the average account value over the period, multiplied by 59/365 (to reflect period since commencement of operations). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Conservative Strategy Fund	3

Russell Investment Funds

Conservative Strategy Fund

Schedule of Investments — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 104.0%
Russell Investment Company ("RIC") and other Russell Investment Funds ("RIF") Series Mutual Funds

Domestic Equities - 7.1%
RIC Russell U.S. Quantitative Equity Fund	103	3
RIF Multi-Style Equity Fund	249	4

		7

Fixed Income - 79.7%
RIC Russell Global Opportunistic Credit Fund	200	2
RIC Russell Investment Grade Bond Fund	933	20
RIC Russell Short Duration Bond Fund	960	19
RIF Core Bond Fund	3,632	38

		79

International Equities - 11.1%
RIC Russell Global Equity Fund	569	6
RIF Non-U.S. Fund	495	5

		11

Real Assets - 6.1%
RIC Russell Commodity Strategies Fund	179	2
RIC Russell Global Infrastructure Fund	190	2
RIF Global Real Estate Securities Fund	144	2

		6

Total Investments - 104.0% (identified cost $104)		103

Other Assets and Liabilities, Net - (4.0%)		(4)

Net Assets - 100.0%		99

See accompanying notes which are an integral part of the financial statements.

4	Conservative Strategy Fund

Russell Investment Funds

Moderate Strategy Fund

Shareholder Expense Example — June 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fee and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2011	$1,000.00	$1,000.00
Ending Account Value
June 30, 2011	$1,039.40	$1,024.30
Expenses Paid During Period*	$0.51	$0.50

*	Expenses are equal to the Fund’s annualized expense ratio of 0.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Moderate Strategy Fund	5

Russell Investment Funds

Moderate Strategy Fund

Schedule of Investments — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Russell Investment Company (“RIC”) and other Russell Investment Funds (“RIF”) Series Mutual Funds

Domestic Equities - 13.9%
RIC Russell U.S. Quantitative Equity Fund	130,178	4,089
RIF Aggressive Equity Fund	107,809	1,367
RIF Multi-Style Equity Fund	272,876	3,886

		9,342

Fixed Income - 56.6%
RIC Russell Global Opportunistic Credit Fund	129,173	1,337
RIC Russell Investment Grade Bond Fund	602,121	13,259
RIF Core Bond Fund	2,197,220	23,422

		38,018

International Equities - 20.4%
RIC Russell Emerging Markets Fund	97,479	2,043
RIC Russell Global Equity Fund	586,182	5,469
RIF Non-U.S. Fund	582,621	6,164

		13,676

Real Assets - 9.1%
RIC Russell Commodity Strategies Fund	179,462	2,010
RIC Russell Global Infrastructure Fund	183,050	2,045
RIF Global Real Estate Securities Fund	139,391	2,035

		6,090

Total Investments - 100.0% (identified cost $60,023)		67,126

Other Assets and Liabilities, Net - (0.0%)		(29)

Net Assets - 100.0%		67,097

See accompanying notes which are an integral part of the financial statements.

6	Moderate Strategy Fund

Russell Investment Funds

Balanced Strategy Fund

Shareholder Expense Example — June 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fee and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2011	$1,000.00	$1,000.00
Ending Account Value
June 30, 2011	$1,044.30	$1,024.30
Expenses Paid During Period*	$0.51	$0.50

*	Expenses are equal to the Fund’s annualized expense ratio of 0.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Balanced Strategy Fund	7

Russell Investment Funds

Balanced Strategy Fund

Schedule of Investments — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Russell Investment Company (“RIC”) and other Russell Investment Funds (“RIF”) Series Mutual Funds

Domestic Equities - 24.2%
RIC Russell U.S. Quantitative Equity Fund	574,497	18,045
RIF Aggressive Equity Fund	637,355	8,082
RIF Multi-Style Equity Fund	1,549,683	22,067

		48,194

Fixed Income - 36.5%
RIC Russell Global Opportunistic Credit Fund	572,073	5,921
RIF Core Bond Fund	6,272,593	66,866

		72,787

International Equities - 29.3%
RIC Russell Emerging Markets Fund	382,190	8,011
RIC Russell Global Equity Fund	2,155,829	20,114
RIF Non-U.S. Fund	2,855,719	30,213

		58,338

Real Assets - 10.0%
RIC Russell Commodity Strategies Fund	702,646	7,870
RIC Russell Global Infrastructure Fund	538,365	6,013
RIF Global Real Estate Securities Fund	409,562	5,980

		19,863

Total Investments - 100.0% (identified cost $177,640)		199,182

Other Assets and Liabilities, Net - (0.0%)		(62)

Net Assets - 100.0%		199,120

See accompanying notes which are an integral part of the financial statements.

8	Balanced Strategy Fund

Russell Investment Funds

Growth Strategy Fund

Shareholder Expense Example — June 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fee and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2011	$1,000.00	$1,000.00
Ending Account Value
June 30, 2011	$1,048.80	$1,024.30
Expenses Paid During Period*	$0.51	$0.50

*	Expenses are equal to the Fund’s annualized expense ratio of 0.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Growth Strategy Fund	9

Russell Investment Funds

Growth Strategy Fund

Schedule of Investments — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Russell Investment Company (“RIC”) and other Russell Investment Funds (“RIF”) Series Mutual Funds

Domestic Equities - 30.5%
RIC Russell U.S. Quantitative Equity Fund	391,506	12,297
RIF Aggressive Equity Fund	532,144	6,748
RIF Multi-Style Equity Fund	1,043,149	14,854

		33,899

Fixed Income - 17.5%
RIC Russell Global Opportunistic Credit Fund	426,188	4,411
RIF Core Bond Fund	1,414,182	15,075

		19,486

International Equities - 38.1%
RIC Russell Emerging Markets Fund	265,249	5,560
RIC Russell Global Equity Fund	1,676,032	15,637
RIF Non-U.S. Fund	2,000,814	21,169

		42,366

Real Assets - 13.9%
RIC Russell Commodity Strategies Fund	588,512	6,591
RIC Russell Global Infrastructure Fund	398,242	4,449
RIF Global Real Estate Securities Fund	303,973	4,438

		15,478

Total Investments - 100.0% (identified cost $98,598)		111,229

Other Assets and Liabilities, Net - (0.0%)		(41)

Net Assets - 100.0%		111,188

See accompanying notes which are an integral part of the financial statements.

10	Growth Strategy Fund

Russell Investment Funds

Equity Growth Strategy Fund

Shareholder Expense Example — June 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fee and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2011	$1,000.00	$1,000.00
Ending Account Value
June 30, 2011	$1,052.20	$1,024.30
Expenses Paid During Period*	$0.51	$0.50

*	Expenses are equal to the Fund’s annualized expense ratio of 0.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Equity Growth Strategy Fund	11

Russell Investment Funds

Equity Growth Strategy Fund

Schedule of Investments — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Russell Investment Company (“RIC”) and other Russell Investment Funds (“RIF”) Series Mutual Funds

Domestic Equities - 36.1%
RIC Russell U.S. Quantitative Equity Fund	138,753	4,358
RIF Aggressive Equity Fund	171,834	2,179
RIF Multi-Style Equity Fund	327,956	4,670

		11,207

Fixed Income - 5.0%
RIC Russell Global Opportunistic Credit Fund	149,792	1,550

International Equities - 44.1%
RIC Russell Emerging Markets Fund	104,033	2,181
RIC Russell Global Equity Fund	467,468	4,361
RIF Non-U.S. Fund	677,299	7,166

		13,708

Real Assets - 14.9%
RIC Russell Commodity Strategies Fund	164,598	1,844
RIC Russell Global Infrastructure Fund	111,533	1,246
RIF Global Real Estate Securities Fund	106,603	1,556

		4,646

Total Investments - 100.1% (identified cost $25,621)		31,111

Other Assets and Liabilities, Net - (0.1%)		(19)

Net Assets - 100.0%		31,092

See accompanying notes which are an integral part of the financial statements.

12	Equity Growth Strategy Fund

(This page intentionally left blank)

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Statements of Assets and Liabilities — June 30, 2011 (Unaudited)

Amounts in thousands	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund

Assets
Investments, at identified cost	$104	$60,023	$177,640	$98,598
Investments, at market	103	67,126	199,182	111,229
Receivables:
Investments sold	—	—	—	—
Fund shares sold	—	19	261	364
From affiliates	7	—	—	—

Total assets	110	67,145	199,443	111,593

Liabilities
Payables:
Investments purchased	—	19	257	365
Fund shares redeemed	—	—	4	—
Accrued fees to affiliates	—	3	10	5
Other accrued expenses	11	26	52	35

Total liabilities	11	48	323	405

Net Assets	$99	$67,097	$199,120	$111,188

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$—	$46	$(46)	$(29)
Accumulated net realized gain (loss)	—	(3,085)	(8,731)	(6,513)
Unrealized appreciation (depreciation) on investments	(1)	7,103	21,542	12,631
Shares of beneficial interest	—	67	211	124
Additional paid-in capital	100	62,966	186,144	104,975

Net Assets	$99	$67,097	$199,120	$111,188

Net Asset Value, offering and redemption price per share:
Net asset value per share:*	$9 .94	$9 .96	$9 .42	$8 .95
Net assets	$99,413	$67,097,163	$199,119,791	$111,188,462
Shares outstanding ($.01 par value)	10,000	6,738,897	21,137,208	12,419,803

*	Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

14	Statements of Assets and Liabilities

Equity Growth Strategy Fund

$25,621
31,111

112
2
1

31,226

—
113
2
19

134

$31,092

$(8)
(5,493)
5,490
38
31,065

$31,092

$8 .20
$31,091,868
3,789,970

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	15

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Statements of Operations — For the Period Ended June 30, 2011 (Unaudited)

Amounts in thousands	Conservative Strategy Fund*	Moderate Strategy Fund

Investment Income
Income distribution from Underlying Funds	$—	$446

Expenses
Advisory fees	—	61
Administrative fees	—	15
Custodian fees	4	12
Transfer agent fees	—	1
Professional fees	7	17
Trustees’ fees	—	1
Printing fees	2	15
Miscellaneous	1	4

Expenses before reductions	14	126
Expense reductions	(14)	(95)

Net expenses	—	31

Net investment income (loss)	—	415

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	—	(99)
Capital gain distributions from Underlying Funds	—	57

Net realized gain (loss)	—	(42)
Net change in unrealized appreciation (depreciation) on investments	(1)	1,900

Net realized and unrealized gain (loss)	(1)	1,858

Net Increase (Decrease) in Net Assets from Operations	$(1)	$2,273

*	For the period May 3, 2011 (commencement of operations) to June 30, 2011 (Unaudited).

See accompanying notes which are an integral part of the financial statements.

16	Statements of Operations

Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

$1,041	$460	$113

178	101	29
44	25	7
11	11	10
4	2	1
21	17	16
3	1	—
37	23	10
8	6	3

306	186	76
(221)	(135)	(61)

85	51	15

956	409	98

(244)	(253)	(69)
159	39	—

(85)	(214)	(69)
6,497	4,396	1,381

6,412	4,182	1,312

$7,368	$4,591	$1,410

See accompanying notes which are an integral part of the financial statements.

Statements of Operations	17

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Statements of Changes in Net Assets

	Conservative Strategy Fund	Moderate Strategy Fund
Amounts in thousands	Period Ended June 30, 2011* (Unaudited)	Period Ended June 30, 2011 (Unaudited)	Fiscal Year Ended December 31, 2010

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$—	$415	$1,990
Net realized gain (loss)	—	(42)	(343)
Net change in unrealized appreciation (depreciation)	(1)	1,900	3,733

Net increase (decrease) in net assets from operations	(1)	2,273	5,380

Distributions
From net investment income	—	(369)	(2,054)
From return of capital	—	—	(74)

Net decrease in net assets from distributions	—	(369)	(2,128)

Share Transactions
Net increase (decrease) in net assets from share transactions	100	10,620	15,650

Total Net Increase (Decrease) in Net Assets	99	12,524	18,902

Net Assets
Beginning of period	—	54,573	35,671

End of period	$99	$67,097	$54,573

Undistributed (overdistributed) net investment income included in net assets	$—	$46	$—

*	For the period May 3, 2011 (commencement of operations) to June 30, 2011 (Unaudited).

See accompanying notes which are an integral part of the financial statements.

18	Statements of Changes in Net Assets

Balanced Strategy Fund		Growth Strategy Fund		Equity Growth Strategy Fund
Period Ended June 30, 2011 (Unaudited)	Fiscal Year Ended December 31, 2010	Period Ended June 30, 2011 (Unaudited)	Fiscal Year Ended December 31, 2010	Period Ended June 30, 2011 (Unaudited)	Fiscal Year Ended December 31, 2010

$956	$4,694	$409	$2,079	$98	$439
(85)	(3,974)	(214)	(4,197)	(69)	(1,885)
6,497	16,989	4,396	13,165	1,381	4,841

7,368	17,709	4,591	11,047	1,410	3,395

(1,002)	(4,867)	(438)	(2,140)	(106)	(480)
—	(284)	—	(131)	—	(198)

(1,002)	(5,151)	(438)	(2,271)	(106)	(678)

35,632	39,379	16,443	20,310	2,972	4,042

41,998	51,937	20,596	29,086	4,276	6,759

157,122	105,185	90,592	61,506	26,816	20,057

$199,120	$157,122	$111,188	$90,592	$31,092	$26,816

$(46)	$—	$(29)	$—	$(8)	$—

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	19

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Financial Highlights — For the Fiscal Years Ended June 30, 2011 (Unaudited)

For a Share Outstanding Throughout the Period

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Conservative Strategy Fund
June 30, 2011*	10.00	.01	(.07)	(.06)	—	—	—
Moderate Strategy Fund
June 30, 2011**	9.64	.07	.31	.38	(.06)	—	—
December 31, 2010	8.95	.42	.69	1.11	(.41)	—	(.01)
December 31, 2009	7.67	.36	1.34	1.70	(.37)	(.05)	—
December 31, 2008	9.99	.33	(2.32)	(1.99)	(.23)	(.10)	—
December 31, 2007(1)	10.00	.46	(.11)	.35	(.36)	— (g)	—
Balanced Strategy Fund
June 30, 2011**	9.07	.05	.35	.40	(.05)	—	—
December 31, 2010	8.25	.31	.84	1.15	(.31)	—	(.02)
December 31, 2009	6.80	.26	1.47	1.73	(.24)	(.04)	—
December 31, 2008	9.93	.23	(2.88)	(2.65)	(.21)	(.27)	—
December 31, 2007(1)	10.00	.47	(.20)	.27	(.34)	— (g)	—
Growth Strategy Fund
June 30, 2011**	8.57	.04	.38	.42	(.04)	—	—
December 31, 2010	7.66	.23	.91	1.14	(.22)	—	(.01)
December 31, 2009	6.11	.19	1.56	1.75	(.17)	(.03)	—
December 31, 2008	9.90	.15	(3.46)	(3.31)	(.14)	(.34)	—
December 31, 2007(1)	10.00	.45	(.24)	.21	(.31)	—	—
Equity Growth Strategy Fund
June 30, 2011**	7.82	.03	.38	.41	(.03)	—	—
December 31, 2010	6.98	.14	.91	1.05	(.15)	—	(.06)
December 31, 2009	5.42	.12	1.56	1.68	(.09)	(.03)	—
December 31, 2008	9.83	.07	(3.92)	(3.85)	(.05)	(.51)	—
December 31, 2007(1)	10.00	.50	(.38)	.12	(.29)	—	—

See accompanying notes which are an integral part of the financial statements.

20	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(f)	% Ratio of Expenses to Average Net Assets, Gross(d)(e)	% Ratio of Net Investment Income to Average Net Assets(c)(f)	% Portfolio Turnover Rate(c)

—	9.94	(0.60)	99	.10	89.30	.15	6

(.06)	9.96	3.94	67,097	.10	.42	.68	7
(.42)	9.64	12.62	54,573	.10	.44	4.56	45
(.42)	8.95	23.09	35,671	.10	.48	4.40	21
(.33)	7.67	(20.39)	19,308	.11	.53	3.77	39
(.36)	9.99	3.54	8,654	.11	2.01	5.37	24

(.05)	9.42	4.43	199,120	.10	.34	.53	5
(.33)	9.07	14.06	157,122	.10	.36	3.67	23
(.28)	8.25	26.23	105,185	.09	.35	3.62	8
(.48)	6.80	(27.70)	60,158	.08	.35	2.75	16
(.34)	9.93	2 .73	35,697	.08	.74	5.37	11

(.04)	8.95	4.88	111,188	.10	.37	.40	7
(.23)	8.57	15.06	90,592	.10	.39	2.88	29
(.20)	7.66	29.43	61,506	.09	.40	2.80	6
(.48)	6.11	(34.73)	34,742	.04	.40	1.85	10
(.31)	9.90	2.13	27,390	.04	.84	5.05	3

(.03)	8.20	5.22	31,092	.10	.52	.33	10
(.21)	7.82	15.09	26,816	.10	.53	1.89	42
(.12)	6.98	31.79	20,057	.08	.59	2.02	21
(.56)	5.42	(41.18)	12,613	.04	.58	.87	24
(.29)	9.83	1.25	13,006	.04	1.36	5.59	6

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	21

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Highlights — June 30, 2011 (Unaudited)

*	For the period May 3, 2011 (commencement of operations) to June 30, 2011 (Unaudited).
**	For the period ended June 30, 2011 (Unaudited).
(a)	Average daily shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(f)	May reflect amounts waived and reimbursed by Russell Investment Management Company (“RIMCo”).
(g)	Less than $.01 per share.
(1)	For the period April 30, 2007 (date of first issue) to December 31, 2007.

See accompanying notes which are an integral part of the financial statements.

22	Notes to Financial Highlights

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements — June 30, 2011 (Unaudited)

1.	Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with 10 different investment portfolios referred to as Funds. These financial statements report on five of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operated as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008 (“Master Trust Agreement”) as amended. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

The Funds seek to achieve their objective by investing in a combination of Russell Investment Company (“RIC”) Funds and other of the Investment Company’s Funds (together, the “Underlying Funds”) as set forth in the table below. Russell Investment Management Company (“RIMCo”) is the Funds’ adviser and may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest from time to time based on strategic capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or real asset category level based on RIMCo’s assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year. In the future, the Funds may also invest in other Underlying Funds that pursue investment strategies not pursued by the current Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds.

Underlying Funds	Asset Allocation Targets as of May 1, 2011*
	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
Domestic Equity Funds
RIF Aggressive Equity Fund	0%	0-7%	0-9%	1-11%	2-12%
RIF Multi-Style Equity Fund	0-8	0-10	5-15	7-17	10-20
RIC Russell U.S. Quantitative Equity Fund	0-8	1-11	4-14	6-16	9-19
Fixed Income Funds
RIF Core Bond Fund	33-43	31-41	30-40	10-20	0
RIC Russell Global Opportunistic Credit Fund	0-7	0-7	0-8	0-9	0-10
RIC Russell Investment Grade Bond Fund	15-25	15-25	0	0	0
RIC Russell Short Duration Bond Fund	13-23	0	0	0	0
International Equity Funds
RIF Non-U.S. Fund	0-10	4-14	10-20	14-24	18-28
RIC Russell Emerging Markets Fund	0	0-8	0-9	0-10	2-12
RIC Russell Global Equity Fund	0-10	3-13	5-15	9-19	9-19
Real Asset Funds
RIF Global Real Estate Securities Fund	0-7	0-8	0-8	0-9	0-10
RIC Russell Commodity Strategies Fund	0-7	0-8	0-9	1-11	1-11
RIC Russell Global Infrastructure Fund	0-7	0-8	0-8	0-9	0-9

*	Prospectus dated May 1, 2011

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund. Generally, Underlying Fund portfolio securities are valued at market price at the close of the principal exchange on which they are traded.

Notes to Financial Statements	23

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2011 (Unaudited)

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, (e.g., the risk inherent in a particular valuation technique, such as a pricing model or the risks inherent in the inputs to a particular valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices (unadjusted) in active markets for identical investments.

Level 2 — other significant observable inputs including quoted market prices in non-active markets or prices derived from market data.

Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.

The levels associated with valuing the Funds’ investments for the period ended June 30, 2011 were level 1 for all Funds.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the net asset value stated in the financial statements to be different from the net asset value at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

Each Fund qualifies as a regulated investment company and distributes all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds. Financial reporting records are adjusted for permanent book tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year end; accordingly tax-basis balances have not been determined as of June 30, 2011.

Each Fund files a U. S. tax return. At June 30, 2011, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending December 31, 2007 through December 31, 2009, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP relate primarily to investments in the Underlying Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset values.

24	Notes to Financial Statements

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2011 (Unaudited)

Expenses

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the fees and expenses incurred indirectly by the Funds will vary.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Underlying Funds may be exposed to counterparty risk or risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds’ financial statements (the “Assets”). The Assets, which potentially expose the Underlying Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.

3.	Investment Transactions

Securities

During the period ended June 30, 2011, purchases and sales of the Underlying Funds (excluding short-term investments) were as follows:

	Purchases	Sales

Conservative Strategy Fund	$108,522	$4,318
Moderate Strategy Fund	14,947,466	4,203,103
Balanced Strategy Fund	44,625,742	8,830,499
Growth Strategy Fund	23,651,461	7,169,040
Equity Growth Strategy Fund	5,981,886	3,007,548

4.	Related Party Transactions, Fees and Expenses

Adviser and Administrator

RIMCo advises the Funds and Russell Fund Services Company (“RFSC”) is the Funds’ administrator. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIF and RIMCo.

The advisory fee of 0.20% and administrative fee of 0.05% are based upon the average daily net assets of the Funds and are payable monthly. The following shows the total amount of each of these fees paid by the Funds for the period ended June 30, 2011.

	Advisory	Administrative

Conservative Strategy Fund	$33	$9
Moderate Strategy Fund	60,698	15,175
Balanced Strategy Fund	177,987	44,497
Growth Strategy Fund	100,912	25,228
Equity Growth Strategy Fund	29,499	7,375

RIMCo has contractually agreed, until April 30, 2012, to waive up to the full amount of its 0.20% advisory fee and then reimburse each Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.10% of the average daily net assets of the Fund on an annual basis. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.

Notes to Financial Statements	25

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2011 (Unaudited)

Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Funds invest, including the Underlying Funds, which are borne indirectly by the Funds.

For the period ended June 30, 2011, the fees waived and reimbursed by RIMCo were as follows:

	Waiver	Reimbursement	Total

Conservative Strategy Fund	$33	$14,300	$14,333
Moderate Strategy Fund	60,699	34,452	95,151
Balanced Strategy Fund	177,987	43,385	221,372
Growth Strategy Fund	100,912	34,487	135,399
Equity Growth Strategy Fund	29,499	31,863	61,362

RIMCo does not have the ability to recover amounts waived or reimbursed from previous periods.

Transfer and Dividend Disbursing Agent

RFSC serves as Transfer and Dividend Disbursing Agent for the Investment Company. For this service, RFSC is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RFSC retains a portion of this fee for its services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Total fees paid for the Funds presented herein for the period ended June 30, 2011, were as follows:

Amount

Conservative Strategy Fund	$1
Moderate Strategy Fund	1,335
Balanced Strategy Fund	3,916
Growth Strategy Fund	2,220
Equity Growth Strategy Fund	649

Distributor

Russell Financial Services, Inc. (the “Distributor”), a wholly-owned subsidiary of RIMCo, is the distributor for the Investment Company pursuant to a Distribution Agreement with the Investment Company. The Distributor receives no compensation from the Investment Company for its services.

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates for the period ended June 30, 2011 were as follows:

	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Administration fees	$5	$2,707	$7,971	$4,430	$1,245
Transfer agent fees	—	242	713	399	111
Trustee fees	182	394	1,086	570	205

	$187	$3,343	$9,770	$5,399	$1,561

Board of Trustees

The Russell Fund Complex consists of RIC, which has 40 funds, and RIF, which has 10 funds. Each of the Trustees is a Trustee of both RIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $75,000 per year, $6,500 for each regular quarterly meeting attended in person, $2,500 for each special meeting attended in person, and $2,500 for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $1,000 fee for attending the quarterly and special meetings and a $500 fee for attending the committee meeting by phone instead of receiving the full fee had the member attended in person. Trustees’ out-of-pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $15,000 per year and the Nominating and Governance Committee Chair is paid a fee of $6,000 per year. The chairman of the Board receives additional annual compensation of $75,000.

26	Notes to Financial Statements

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2011 (Unaudited)

Transactions with Affiliated Companies (amounts in thousands)

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control. Transactions during the period ended June 30, 2011, with Underlying Funds which are, or were, an affiliated company are as follows:

	Market Value	Purchases Cost	Sales Cost	Realized Gain (Loss)	Income Distributions	Capital Gains Distributions

Conservative Strategy Fund
RIF Multi-Style Equity Fund	$4	$4	$—	$—	$—	$—
RIC Russell U.S. Quantitative Equity Fund	3	3	—	—	—	—
RIF Core Bond Fund	38	41	2	—	—	—
RIC Russell Global Opportunistic Credit Fund	2	2	—	—	—	—
RIC Russell Investment Grade Bond Fund	20	21	1	—	—	—
RIC Russell Short Duration Bond Fund	19	19	1	—	—	—
RIF Non-U.S. Fund	5	6	—	—	—	—
RIC Russell Global Equity Fund	6	6	—	—	—	—
RIF Global Real Estate Securities Fund	2	2	—	—	—	—
RIC Russell Commodity Strategies Fund	2	3	—	—	—	—
RIC Russell Global Infrastructure Fund	2	2	—	—	—	—

	$103	$109	$4	$—	$—	$—

Moderate Strategy Fund
RIF Aggressive Equity Fund	$1,367	$267	$63	$1	$2	$—
RIF Multi-Style Equity Fund	3,886	1,519	498	(8)	11	—
RIC Russell U.S. Quantitative Equity Fund	4,089	621	130	1	7	—
RIF Core Bond Fund	23,422	5,406	1,986	(54)	213	57
RIC Russell Global Opportunistic Credit Fund	1,337	245	45	—	—	—
RIC Russell Investment Grade Bond Fund	13,259	2,826	721	(30)	137	—
RIF Non-U.S. Fund	6,164	1,305	256	(8)	56	—
RIC Russell Emerging Markets Fund	2,043	483	112	1	—	—
RIC Russell Global Equity Fund	5,469	1,020	147	(1)	—	—
RIF Global Real Estate Securities Fund	2,035	376	82	—	16	—
RIC Russell Commodity Strategies Fund	2,010	530	178	(1)	—	—
RIC Russell Global Infrastructure Fund	2,045	349	84	—	4	—

	$67,126	$14,947	$4,302	$(99)	$446	$57

Balanced Strategy Fund
RIF Aggressive Equity Fund	$8,082	$1,419	$76	$(5)	$10	$—
RIF Multi-Style Equity Fund	22,067	7,328	1,743	(41)	63	—
RIC Russell U.S. Quantitative Equity Fund	18,045	2,634	116	—	30	—
RIF Core Bond Fund	66,866	17,160	6,243	(151)	612	159
RIC Russell Global Opportunistic Credit Fund	5,921	1,206	190	—	—	—
RIF Non-U.S. Fund	30,213	5,916	225	(39)	269	—
RIC Russell Emerging Markets Fund	8,011	1,708	105	(2)	—	—
RIC Russell Global Equity Fund	20,114	3,667	82	(2)	—	—
RIF Global Real Estate Securities Fund	5,980	1,000	25	—	47	—
RIC Russell Commodity Strategies Fund	7,870	1,640	206	(4)	—	—
RIC Russell Global Infrastructure Fund	6,013	948	63	—	10	—

	$199,182	$44,626	$9,074	$(244)	$1,041	$159

Notes to Financial Statements	27

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2011 (Unaudited)

	Market Value	Purchases Cost	Sales Cost	Realized Gain (Loss)	Income Distributions	Capital Gains Distributions

Growth Strategy Fund
RIF Aggressive Equity Fund	$6,748	$1,173	$250	$(27)	$8	$—
RIF Multi-Style Equity Fund	14,854	5,009	1,541	(30)	43	—
RIC Russell U.S. Quantitative Equity Fund	12,297	1,664	308	(9)	21	—
RIF Core Bond Fund	15,075	4,891	3,639	(29)	148	39
RIC Russell Global Opportunistic Credit Fund	4,411	881	241	—	—	—
RIF Non-U.S. Fund	21,169	3,780	607	(125)	196	—
RIC Russell Emerging Markets Fund	5,560	1,071	123	(5)	—	—
RIC Russell Global Equity Fund	15,637	2,517	229	(25)	—	—
RIF Real Estate Securities Fund	4,438	652	65	—	36	—
RIC Russell Commodity Strategies Fund	6,591	1,420	338	(3)	—	—
RIC Russell Global Infrastructure Fund	4,449	593	81	—	8	—

	$111,229	$23,651	$7,422	$(253)	$460	$39

Equity Growth Strategy Fund
RIF Aggressive Equity Fund	$2,179	$395	$208	$(6)	$3	$—
RIF Multi-Style Equity Fund	4,670	804	349	(11)	16	—
RIC Russell U.S. Quantitative Equity Fund	4,358	639	397	(7)	8	—
RIC Russell Global Opportunistic Credit Fund	1,550	394	240	1	—	—
RIF Non-U.S. Fund	7,166	1,399	655	(31)	71	—
RIC Russell Emerging Markets Fund	2,181	552	283	(4)	—	—
RIC Russell Global Equity Fund	4,361	749	337	(12)	—	—
RIF Global Real Estate Securities Fund	1,556	307	169	—	13	—
RIC Russell Commodity Strategies Fund	1,844	535	314	1	—	—
RIC Russell Global Infrastructure Fund	1,246	208	125	—	2	—

	$31,111	$5,982	$3,077	$(69)	$113	$—

5.	Federal Income Taxes

At December 31, 2010, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

Funds	12/31/2016	12/31/2017	12/31/2018	Totals

Moderate Strategy Fund	$—	$220,758	$70,709	$291,467
Balanced Strategy Fund	—	216,848	2,756,512	2,973,360
Growth Strategy Fund	—	284,614	3,007,030	3,291,644
Equity Growth Strategy Fund	11,522	285,785	1,191,125	1,461,432

Under the Regulated Investment Company Modernization Act of 2010, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At June 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Conservative Strategy Fund		Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Cost of Investments	$104,218		$63,121,913	$182,190,035	$103,299,921	$30,142,061

Unrealized Appreciation	$105		$4,003,867	$16,991,697	$7,928,842	$969,005
Unrealized Depreciation	(854)		—	—	—	—

Net Unrealized Appreciation (Depreciation)	$(749	) $	4,003,867	$16,991,697	$7,928,842	$969,005

As permitted by tax regulations, the funds intend to defer a net realized capital loss incurred from November 1, 2010 to December 31, 2010, and treat it as arising in the fiscal year 2011. As of December 31, 2010, the Equity Growth Strategy Fund realized a capital loss of $43,638.

28	Notes to Financial Statements

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2011 (Unaudited)

6.	Fund Share Transactions (amounts in thousands)

Share transactions for the periods ended June 30, 2011 and December 31, 2010 were as follows:

	Period Ended June 30, 2011 (Unaudited)
	Shares	Dollars
Conservative Strategy Fund(1)

Proceeds from shares sold	10	$100
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	—

Net increase (decrease)	10	$100

	Period Ended June 30, 2011 (Unaudited)		Fiscal Year Ended December 31, 2010
	Shares	Dollars	Shares	Dollars
Moderate Strategy Fund

Proceeds from shares sold	1,280	$12,614	2,236	$20,764
Proceeds from reinvestment of distributions	37	369	226	2,128
Payments for shares redeemed	(240)	(2,363)	(784)	(7,242)

Net increase (decrease)	1,077	$10,620	1,678	$15,650

Balanced Strategy Fund
Proceeds from shares sold	3,854	$35,992	4,844	$41,538
Proceeds from reinvestment of distributions	107	1,002	586	5,151
Payments for shares redeemed	(146)	(1,362)	(861)	(7,310)

Net increase (decrease)	3,815	$35,632	4,569	$39,379

Growth Strategy Fund
Proceeds from shares sold	2,087	$18,503	2,715	$21,639
Proceeds from reinvestment of distributions	48	438	274	2,271
Payments for shares redeemed	(281)	(2,498)	(454)	(3,600)

Net increase (decrease)	1,854	$16,443	2,535	$20,310

Equity Growth Strategy Fund
Proceeds from shares sold	724	$5,911	1,155	$8,348
Proceeds from reinvestment of distributions	13	107	89	678
Payments for shares redeemed	(375)	(3,046)	(689)	(4,984)

Net increase (decrease)	362	$2,972	555	$4,042

(1)	For the period May 2, 2011 (date of first issue) to June 30, 2011 (Unaudited).

7.	Interfund Lending Program

The Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the “Credit Facility”). Funds may borrow money from each other for temporary purposes. All such borrowing and lending will be subject to a participating Fund’s fundamental investment limitations. Typically, Funds will borrow from the RIC funds. A RIC lending fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the portfolio manager determines it is in the best interest of the RIC lending fund. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the RIC lending fund could result in a lost investment opportunity or additional borrowing costs. For the period ended June 30, 2011, the Funds did not borrow or loan through the interfund lending program.

Notes to Financial Statements	29

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2011 (Unaudited)

8.	Record Ownership

As of June 30, 2011, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund.

	# of Shareholders	%	Largest Shareholder

Conservative Strategy Fund	1	100.0	RIMCo
Moderate Strategy Fund	1	98.1	Northwestern Mutual Life Insurance Company
Balanced Strategy Fund	1	97.9	Northwestern Mutual Life Insurance Company
Growth Strategy Fund	1	97.0	Northwestern Mutual Life Insurance Company
Equity Growth Strategy Fund	1	98.3	Northwestern Mutual Life Insurance Company

9.	Subsequent Events

Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustments to the financial statements or additional disclosures.

30	Notes to Financial Statements

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts — (Unaudited)

Approval of Investment Advisory Agreement

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the “RIMCo Agreement”) and the portfolio management contract with each Money Manager of the Funds (collectively, the “portfolio management contracts”) in which the Funds invest (the “Underlying Funds”) at a meeting held in person on April 19, 2011 (the “Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds’ and Underlying Funds’ shares, management of the Funds and the Underlying Funds by RIMCo and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds and the Underlying Funds; and (2) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and the Underlying Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIMCo, believed by the provider to be generally comparable in investment objectives to the Funds and the Underlying Funds. In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the Fund’s “Expense Universe” in the case of operating expense comparisons. In the case of certain Funds, the Third-Party Information reflected changes in the Comparable Funds requested by RIMCo, which changes were noted in the Third-Party Information. The foregoing information requested by the Trustees or provided by RIMCo is collectively called the “Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and other funds in the same complex with respect to services provided by RIMCo, RIMCo’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds and Underlying Funds discussing the legal standards for their consideration of the continuations of the RIMCo Agreement and the portfolio management contracts, and the Independent Trustees separately received a memorandum regarding their responsibilities from their independent counsel.

On April 11, 2011, the Independent Trustees in preparation for the Agreement Evaluation Meeting met by conference telephone call to review Agreement Evaluation Information received to that date in a private session with their independent counsel at which no representatives of RIMCo or the Funds’ management were present and, on the basis of that review, requested additional Agreement Evaluation Information. At the Agreement Evaluation Meeting, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with management, counsel to the Funds and Underlying Funds and independent counsel to the Independent Trustees. Presentations made by RIMCo to the Board as part of this review encompassed the Funds and all other RIMCo-managed funds for which the Board has supervisory responsibility. Following this review, but prior to voting, the Independent Trustees again met in executive session with their independent counsel to consider additional Agreement Evaluation Information received from RIMCo and management at the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered RIMCo’s advice that the Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIMCo has engaged multiple unaffiliated Money Managers for all Underlying Funds.

The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreement for allocating assets of each Fund among its Underlying Funds and for determining, implementing and maintaining the investment program for each Underlying Fund. The assets of each Fund are invested in different combinations of the Underlying Funds pursuant to target asset allocations set by RIMCo. RIMCo may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. Assets of each Underlying Fund generally have been allocated among the multiple Money Managers selected by RIMCo, subject to Board approval, for that Underlying Fund. RIMCo manages directly a portion of one Underlying Fund’s assets employing a “select holdings strategy,” as described below. RIMCo also may manage directly any portion of each Underlying Fund’s assets that RIMCo determines not to allocate to the Money Managers and portions of an Underlying Fund during transitions between Money Managers. In all cases, assets are managed directly by RIMCo pursuant to authority provided by the RIMCo Agreement.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Underlying Fund and for actively managing allocations and reallocations of its assets among the Money Managers. The Board has been advised that RIMCo’s goal is to construct and manage diversified portfolios in a risk-aware manner. Each Money Manager for an Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Underlying Fund assigned to it by RIMCo (each, a “segment”) in accordance with the Underlying Fund’s applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager’s specified role in an Underlying Fund. RIMCo is responsible for communicating performance expectations to each Money Manager; supervising

Basis for Approval of Investment Advisory Contracts	31

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

compliance by each Money Manager with each Underlying Fund’s investment objective and policies; authorizing Money Managers to engage in certain investment strategies for an Underlying Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo’s research and ongoing review and analysis, such actions are appropriate. RIMCo may impose specific investment constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for an Underlying Fund in a complementary manner. Therefore, the performance of individual Money Managers for an Underlying Fund may reflect the roles assigned to them by RIMCo in the Underlying Fund’s investment activities and any constraints placed by RIMCo upon their selection of portfolio securities. In light of the foregoing, the overall performance of each Underlying Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Underlying Fund’s investment program, structuring an Underlying Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Underlying Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Underlying Fund.

The Board considered that the prospectuses for the Funds and the Underlying Funds and other public disclosures emphasize to investors RIMCo’s role as the principal investment manager for each Underlying Fund, rather than the investment selection role of the Underlying Funds’ Money Managers, and describe the manner in which the Funds or Underlying Funds operate so that investors may take that information into account when deciding to purchase shares of any such Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIMCo’s reputation for and performance record in managing the Underlying Funds’ manager-of-managers structure.

The Board also considered the demands and complexity of managing the Underlying Funds pursuant to the manager-of-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of the Underlying Funds and the likelihood that, at the current expense ratio of each Underlying Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of such Underlying Fund selected by shareholders in purchasing their shares of a Fund or Underlying Fund.

In addition to these general factors relating to the manager-of-managers structure of the Underlying Funds, the Trustees considered, with respect to each Fund and Underlying Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1.	The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund or the Underlying Fund by RIMCo;

2.	The advisory fee paid by the Fund or the Underlying Fund to RIMCo (the “Advisory Fee”) and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including the fees for any Money Managers of such Underlying Fund;

3.	Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund or Underlying Fund, including any administrative, transfer agent or cash management fees and fees received for management of securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4.	Information provided by RIMCo as to expenses incurred by the Fund or the Underlying Fund; and

5.	Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund or Underlying Fund.

In evaluating the nature, scope and overall quality of the investment management and other services provided and which are expected to be provided to the Funds, including Fund portfolio management services, the Board inquired as to the continuing impact on the Funds’ operations of significant changes in RIMCo’s senior management and other personnel providing services to the Funds during 2009 and 2010 and to the date of the Agreement Evaluation Meeting and the relocation of the Russell organization’s headquarters. At the Agreement Evaluation Meeting, senior representatives of RIMCo discussed these changes with the Board and assured the Board that such changes have not resulted in any diminution in the nature, scope or quality of the services provided to the Funds or the Underlying Funds. The Board also discussed the impact of such changes on the compliance programs of the Funds, the Underlying Funds and RIMCo with the Funds’ Chief Compliance Officer (the “CCO”) and received assurances from the CCO that such changes have not resulted in any diminution in the scope and quality of the compliance programs of the Funds or the Underlying Funds.

As noted above, RIMCo, pursuant to the terms of the RIMCo Agreement, directly manages a portion — up to 10% — of the assets of the RIF Multi-Style Equity Fund (the “Participating Underlying Fund”) utilizing a select holdings strategy, the actual allocation

32	Basis for Approval of Investment Advisory Contracts

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

being determined by the Participating Underlying Fund’s RIMCo portfolio manager. The select holdings strategy utilized by RIMCo in managing such assets for the Participating Underlying Fund is designed to increase the Participating Underlying Fund’s exposure to stocks that are viewed as attractive by multiple Money Managers of the Participating Underlying Fund. The Board considered that the select holdings strategy initially was utilized for two other mutual funds under the management of RIMCo but did not achieve the objectives anticipated by RIMCo in respect of such funds and therefore was discontinued. Against this background, the Board reviewed the results of the select holdings strategy in respect of the Participating Underlying Fund during the past year. The Trustees considered that RIMCo is not required to pay investment advisory fees to a Money Manager with respect to assets for which the select holdings strategy is utilized and that the profits derived by RIMCo generally and from the Participating Underlying Fund consequently may increase incrementally. The Board, however, also considered RIMCo’s advice that it pays certain Money Managers additional fees for providing information and other services in connection with the select holdings strategy and incurs additional costs in carrying out the select holdings strategy, the limited amount of assets that are managed directly by RIMCo pursuant to the select holdings strategy, and the fact that the aggregate investment advisory fees paid by the Participating Underlying Fund are not increased as a result of the select holdings strategy.

In evaluating the reasonableness of the Funds’ and Underlying Funds’ Advisory Fees in light of Fund and Underlying Fund performance, the Board considered that, in the Agreement Evaluation Information and at past meetings, RIMCo noted differences between the investment strategies of certain Underlying Funds and their respective Comparable Funds in pursuing their investment objectives, including fund strategies which seek to achieve a lower tracking error (i.e., the difference, whether positive or negative, between the return of a fund and its benchmark) and resulting lower return volatility than their Comparable Funds. According to RIMCo, these strategies may be expected to result, and for certain Underlying Funds during the periods covered by the Third-Party Information did result, in lower performance of the Underlying Funds than that of some of their Comparable Funds. According to RIMCo, the strategies pursued by the Underlying Funds, among other things, are intended to result in less volatile, more moderate returns relative to each Underlying Fund’s performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time, although Fund results in 2008 and early 2009 generally did not reflect uniform success in achieving lesser volatility.

In discussing the Advisory Fees for the Underlying Funds generally, RIMCo noted, among other things, that its Advisory Fees for Underlying Funds encompass services that may not be provided by investment advisers to the Underlying Funds’ Comparable Funds, such as cash equitization and management of portfolio transition costs when Money Managers are added, terminated or replaced. RIMCo also observed that its “margins” in providing investment advisory services to the Underlying Funds tend to be lower than competitors’ margins because of the demands and complexities of managing the Underlying Funds’ manager-of-managers structure, including RIMCo’s payment of a significant portion of the Underlying Funds’ Advisory Fees to their Money Managers.

The Board noted RIMCo’s advice that the services provided to the Funds and the Underlying Funds pursuant to the RIMCo Agreement do not encompass cash management services and considered RIMCo’s belief that its Advisory Fees nevertheless are reasonable. The Board also noted that the uninvested cash of the Underlying Funds is “swept” into a pooled investment vehicle maintained by RIMCo and that RIMCo receives a separate investment advisory fee from that investment vehicle to manage its investment portfolio. The Board considered and relied upon views expressed by RIMCo and counsel to the Funds and the Underlying Funds at the Agreement Evaluation Meeting and prior meetings regarding the appropriateness and permissibility of the separate advisory fees received by RIMCo from the investment vehicle and further considered that such fees, while being accrued on the books of the investment vehicle, are not being distributed to RIMCo pending resolution of certain issues raised by regulators.

The Board considered for each Fund and Underlying Fund whether economies of scale have been realized and whether the Advisory Fees for such Fund or Underlying Fund appropriately reflect or should be revised to reflect any such economies. The Board determined that, after giving effect to any applicable fee or expense caps, waivers or reimbursements, the Advisory Fee for each Fund or Underlying Fund appropriately reflected any economies of scale realized by that Fund, based upon such factors as the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Underlying Funds.

The Board considered, as a general matter, that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds and other funds under the Board’s supervision, including the Underlying Funds, are lower, and, in some cases, may be substantially lower, than the rates paid by the funds supervised by the Board, including the Funds. The Trustees considered the differences in the nature and scope of services RIMCo provides to institutional clients and the funds under its supervision, including the Underlying Funds. RIMCo explained, among other things, that institutional clients have fewer administrative needs than the Funds. RIMCo also noted that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. In addition, RIMCo noted that the Funds are subject to heightened regulatory requirements relative to institutional clients. The Board noted that RIMCo provides office space and facilities to the Funds and Underlying Funds and all of the Funds’ and Underlying Funds’ officers. Accordingly, the Trustees concluded that

Basis for Approval of Investment Advisory Contracts	33

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

the services provided to the Funds and Underlying Funds are sufficiently different from the services provided to the other clients that comparisons are not probative and should not be given significant weight.

With respect to the Funds’ Advisory Fees, the Third-Party Information showed that the Advisory fee for each Fund, on a contractual basis, was ranked in the fourth quintile of its Expense Universe but was ranked in the first quintile of its Expense Universe an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIMCo and the advisers to such Fund’s Comparable Funds). The comparisons were based upon the latest fiscal years for the Expense Universe funds. In assessing the Funds’ Advisory Fees, the Board focused on actual Advisory Fees.

With respect to the Funds’ total expenses, the Third-Party Information showed that, with the exception of the Equity Growth Strategy Fund, each of the Funds had total expenses which were ranked at least in the third quintile of its Expense Universe. In these rankings, the first quintile represents funds with the lowest total expenses among the Expense Universe Funds and the fifth quintile represents funds with the highest total expenses among the Expense Universe Funds. The Board considered RIMCo’ advice with respect to the Equity Growth Strategy Fund that its total expenses were within 5 basis points of the third quintile of its Expense Universe.

On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIMCo during the course of the current year or prior years, or presented at or in connection with the Agreement Evaluation Meeting by RIMCo, the Board, in respect of each Fund and Underlying Fund, found, after giving effect to any applicable waivers and/or reimbursements and considering differences in the composition and investment strategies of their respective Comparable Funds (1) the Advisory Fee charged by RIMCo was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Funds or Underlying Funds; (2) the relative expense ratio of each Fund and Underlying Fund was comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; (4) other benefits and fees received by RIMCo or its affiliates from the Funds or Underlying Funds were not excessive; and (5) RIMCo’s profitability with respect to the Funds and each Underlying Fund was not excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIMCo.

In evaluating the performance of the Funds and Underlying Funds generally relative to their Comparable Funds, the Board, in addition to factors discussed above, also considered RIMCo’s advice that many of the Underlying Funds’ Comparable Funds do not “equitize” their cash (i.e., cash awaiting investment or disbursement to satisfy redemptions or other fund obligations) and may hold large cash positions uninvested in their investment portfolios. By contrast, the Underlying Funds generally follow a strategy of equitizing their cash and fully investing their assets in pursuit of their investment objectives (the Underlying Funds’ strategy of equitizing cash and fully investing their assets is hereinafter referred to as their “full investment strategy”). RIMCo noted that the Underlying Funds’ full investment strategy generally will detract from their relative performance, and therefore the relative performance of the Funds, in a declining market, such as 2008, but may enhance relative performance in a rising market, such as 2009 and 2010.

The Board concluded that, under the circumstances, the performance of each of the Funds was consistent with continuation of the RIMCo Agreement. In evaluating performance, the Board considered each Fund’s and Underlying Fund’s absolute performance and performance relative to appropriate benchmarks and indices in addition to such Fund’s performance relative to its Comparable Funds. In assessing the Funds’ performance relative to their Comparable Funds or benchmarks or in absolute terms, the Board also considered RIMCo’s stated investment strategy of managing the Underlying Funds in a risk-aware manner and the extraordinary capital market conditions during 2008 and early 2009.

After considering the foregoing and other relevant factors and, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of each Fund and its respective shareholders and voted to approve the continuation of the RIMCo Agreement.

At the Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Underlying Funds, the Board received and considered information from RIMCo reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIMCo’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Funds’ and Underlying Funds’ underwriter; and RIMCo’s recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. The Board received reports during the course of the year from the CCO regarding each Money Manager’s compliance program. RIMCo recommended that each Money Manager be retained at its current fee rate. RIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of

34	Basis for Approval of Investment Advisory Contracts

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

investment advisory services to be rendered. The Board accepted RIMCo’s explanation in light of the Board’s findings as to the reasonableness of the Advisory Fee paid by each Fund and Underlying Fund and the fact that each Money Manager’s fee is paid by RIMCo.

Based substantially upon RIMCo’s recommendations, together with the Agreement Evaluation Information and other information received from RIMCo in support of its recommendations at the Agreement Evaluation Meeting, the Board concluded that the fees paid to the Money Managers of each Underlying Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Underlying Fund would be in the best interests of such Underlying Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo’s recommendation, the portfolio management contract with any Money Manager for an Underlying Fund that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund and Underlying Fund.

Subsequently, the Board of Trustees received a proposal from RIMCo at a meeting held on May 24, 2011, to effect a money manager change for the Russell Investment Company Russell Commodity Strategies Fund. In the case of the proposed change, the Trustees approved the terms of the proposed portfolio management contract based substantially upon RIMCo’s recommendation to hire the Money Manager at the proposed fee rate; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Fund’s underwriter; RIMCo’s explanation as to the lack of relevance of profitability to the evaluation of portfolio management contracts with money managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo’s awareness of the fees charged by the Money Manager to other clients; and RIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered. The Trustees also considered their findings at their April 19, 2011 meeting as to the reasonableness of the aggregate investment advisory fees paid by the Fund, and the fact that the aggregate investment advisory fees paid by the Fund would not increase as a result of the implementation of the proposed money manager change because the money managers’ investment advisory fee is paid by RIMCo.

Basis for Approval of Investment Advisory Contracts	35

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Shareholder Requests for Additional Information — June 30, 2011 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Insurance Company for further details.

36	Shareholder Requests for Additional Information

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers — June 30, 2011 (Unaudited)

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 40 funds, and Russell Investment Funds (“RIF”), which has 10 funds. Each of the trustees is a trustee of both RIC and RIF. The first table provides information for the interested trustee. The second table provides information for the independent trustees. The third table provides information for the trustees emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Mr. Connealy has had experience with other investment companies and their investment advisers first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies, and has been determined by the Board to be an “audit committee financial expert,” as explained below; Mr. Fine has had financial, business and investment experience as a senior executive of a non-profit organization and previously, as a senior executive of a large regional financial services organization with management responsibility for such activities as investments, asset management and securities brokerage; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies; and Ms. Weston has had experience as a tax and corporate lawyer, has served as general counsel of several corporations and has served as a director of another investment company. Ms. Cavanaugh, the only interested trustee, has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Ms. Cavanaugh is in a position to provide the Board with such parties’ perspectives on the management, operations and distribution of the Funds.

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INTERESTED TRUSTEE
# Sandra Cavanaugh Born May 10, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	President and Chief Executive Officer since 2010 Trustee since 2010	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by Trustees	• President and CEO RIC and RIF • Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”) • Chairman of the Board, President and CEO, Russell Financial Services, Inc. • Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”)) • May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank • 2007 to January 2009, Senior Vice President, National Sales - Retail Distribution, JPMorgan Chase/Washington Mutual, Inc. • 1997 to 2007, President - WM Funds Distributor & Shareholder Services/WM Financial Services	50	None

#	Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

Disclosure of Information about Fund Trustees and Officers	37

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers continued — June 30, 2011 (Unaudited)

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES
Thaddas L. Alston Born April 7, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2006 Chairman of the Investment Committee since 2010	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	•Senior Vice President, Larco Investments, Ltd. (real estate firm)	50	None

Kristianne Blake, Born January 22, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2000 Chairman since 2005	Appointed until successor is duly elected and qualified Annual	•Director and Chairman of the Audit Committee, Avista Corp. •Trustee and Chairman of the Operations Committee, Principal Investor Funds and Principal Variable Contracts Funds •Regent, University of Washington •President, Kristianne Gates Blake, P.S. (accounting services) •February 2002 to June 2005, Chairman of the Audit Committee, RIC and RIF •Trustee and Chairman of the Operations and Distribution Committee, WM Group of Funds, 1999-2006	50

•Director, Avista Corp (electric utilities);

•Trustee, Principal Investor Funds (investment company);

•Trustee, Principal Variable Contracts Funds (investment company)

•Trustee, WM Group of Funds until 2006 (investment company)

Daniel P. Connealy Born June 6, 1946 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2003 Chairman of the Audit Committee since 2005	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	•June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc.	50	•Director, Gold Banc Corporation until 2006

Jonathan Fine, Born July 8, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2004	Appointed until successor is duly elected and qualified	•President and Chief Executive Officer, United Way of King County, WA	50	None

38	Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers continued — June 30, 2011 (Unaudited)

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES (continued)
Raymond P. Tennison, Jr. Born December 21, 1955 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2000 Chairman of the Nominating and Governance Committee since 2007	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• Vice Chairman of the Board, Simpson Investment Company • Until November 2010, President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	50	None

Jack R. Thompson, Born March 21, 1949 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2005	Appointed until successor is duly elected and qualified	• September 2003 to September 2009, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds • September 2007 to September 2010, Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)	50	• Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation until September 2010 (health products company) • Director, Sparx Asia Funds until 2009 (investment company)

Julie W. Weston, Born October 2, 1943 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2002	Appointed until successor is duly elected and qualified	• Retired • Chairperson of the Investment Committee until December 2009	50	None

*	Each Trustee is subject to mandatory retirement at age 72.

Disclosure of Information about Fund Trustees and Officers	39

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers continued — June 30, 2011 (Unaudited)

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
TRUSTEES EMERITUS
*George F. Russell, Jr., Born July 3, 1932 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)) and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	50	None

Paul E. Anderson, Born October 15, 1931 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee Emeritus since 2007	Five year term	• President, Anderson Management Group LLC (private investments consulting) • Trustee, RIC and RIF until 2006 • February 2002 to June 2005, Lead Trustee, RIC and RIF • Chairman of the Nominating and Governance Committee, 2006	50	None

*	Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

40	Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers continued — June 30, 2011 (Unaudited)

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers Born December 16, 1966 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Compliance Officer since 2005	Until removed by Independent Trustees	• Chief Compliance Officer, RIC • Chief Compliance Officer, RIF • Chief Compliance Officer, RIMCo • Chief Compliance Officer, RFSC • April 2002-May 2005, Manager, Global Regulatory Policy

Sandra Cavanaugh, Born May 10, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	President and Chief Executive Officer since 2010	Until successor is chosen and qualified by Trustees

•  President and CEO, RIC and RIF

•  Chairman of the Board, President and CEO, Russell Financial Services, Inc.

•  Chairman of the Board, President and CEO, RFSC

•  Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

•  May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank

•  2007 to January 2009, Senior Vice President, National Sales – Retail Distribution, JPMorgan Chase/Washington Mutual, Inc.

•  1997 to 2007, President – WM Funds Distributor & Shareholder Services/WM Financial Services

Mark E. Swanson, Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees

•  Treasurer, Chief Accounting Officer and CFO, RIC and RIF

•  Director, Funds Administration, RIMCo, RFSC, RTC and Russell Financial Services, Inc.

•  Treasurer and Principal Accounting Officer, SSgA Funds

Peter Gunning, Born February 22, 1967 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Investment Officer since 2008	Until removed by Trustees	• Chief Investment Officer, RIC and RIF • Director, FRC • Chairman of the Board, President and CEO, RIMCo • 1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

Mary Beth Rhoden, Born April 25, 1969 1301 Second Avenue, 18th Floor Seattle, WA 98101	Secretary since 2010	Until successor is chosen and qualified by Trustees	• 1999 to 2010 Assistant Secretary, RIC and RIF • Associate General Counsel, FRC • Secretary, RIMCo, RFSC and Russell Financial Services, Inc. • Secretary and Chief Legal Officer, RIC and RIF

Disclosure of Information about Fund Trustees and Officers	41

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

1301 Second Avenue, Seattle, Washington 98101

(800) 787-7354

Interested Trustee

Sandra Cavanaugh

Independent Trustees

Thaddas L. Alston

Kristianne Blake

Daniel P. Connealy

Jonathan Fine

Raymond P. Tennison, Jr.

Jack R. Thompson

Julie W. Weston

Trustees Emeritus

George F. Russell, Jr.

Paul E. Anderson

Officers

Sandra Cavanaugh, President and Chief Executive Officer

Cheryl Wichers, Chief Compliance Officer

Peter Gunning, Chief Investment Officer

Mark E. Swanson, Treasurer and Chief Accounting Officer

Mary Beth Rhoden, Secretary

Adviser

Russell Investment Management Company

1301 Second Avenue

Seattle, Washington 98101

Administrator and Transfer and Dividend Disbursing Agent

Russell Fund Services Company

1301 Second Avenue

Seattle, Washington 98101

Custodian

State Street Bank and Trust Company

Josiah Quincy Building

200 Newport Avenue

North Quincy, MA 02171

Office of Shareholder Inquiries

1301 Second Avenue

Seattle, Washington 98101

(800) 787-7354

Legal Counsel

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116-5021

Distributor

Russell Financial Services, Inc.

1301 Second Avenue

Seattle, Washington 98101

Money Managers of Underlying Funds as of

June 30, 2011

RIC Russell U.S. Quantitative Equity Fund

Aronson+Johnson+Ortiz, LP, Philadelphia, PA

INTECH Investment Management LLC, West Palm Beach, FL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Numeric Investors LLC, Boston, MA

PanAgora Asset Management Inc., Boston, MA

RIF Aggressive Equity Fund

ClariVest Asset Management LLC, San Diego, CA

DePrince, Race & Zollo, Inc., Winter Park, FL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Ranger Investment Management, L.P., Dallas, TX

Signia Capital Management, LLC, Spokane, WA

Tygh Capital Management, Inc., Portland, OR

RIF Multi-Style Equity Fund

BlackRock Capital Management, Inc., Wilmington, DE

Columbus Circle Investors, Stamford, CT

DePrince, Race & Zollo, Inc., Winter Park, FL

First Eagle Investment Management, LLC, New York, NY

Institutional Capital LLC, Chicago, IL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Montag & Caldwell, LLC, Atlanta, GA

Suffolk Capital Management, LLC, New York, NY

RIC Russell Global Opportunistic Credit Fund

DDJ Capital Management, LLC, Waltham, MA

Oaktree Capital Management, L.P., Los Angeles, CA

Stone Harbor Investment Partners LP, New York, NY

RIC Russell Investment Grade Bond Fund

Metropolitan West Asset Management, LLC, Los Angeles, CA

Neuberger Berman Fixed Income LLC, Chicago, IL

Pacific Investment Management Company LLC, Newport Beach, CA

Western Asset Management Company, Pasadena, CA

Western Asset Management Company Limited, London, England

RIC Russell Short Duration Bond Fund

Logan Circle Partners, L.P., Philadelphia, PA

Pacific Investment Management Company LLC, Newport Beach, CA

RIF Core Bond Fund

Goldman Sachs Asset Management, L.P., New York, NY

Metropolitan West Asset Management, LLC, Los Angeles, CA

Pacific Investment Management Company LLC, Newport Beach, CA

RIC Russell Emerging Markets Fund

AllianceBernstein L.P., New York, NY

Arrowstreet Capital, Limited Partnership, Boston, MA

Delaware Management Company, Philadelphia, PA

Genesis Asset Managers, LLP, Guernsey, Channel Islands

Harding Loevner LP, Somerville, NJ

UBS Global Asset Management (Americas) Inc., Chicago, IL

Victoria 1522 Investments, LP, San Francisco, CA

RIC Russell Global Equity Fund

GLG Inc., New York, NY

Harris Associates, L.P., Chicago, IL

MFS Institutional Advisors, Inc., Boston, MA

Sanders Capital, LLC, New York, NY

Tradewinds Global Investors, LLC, Los Angeles, CA

T. Rowe Price Associates, Inc., Baltimore, MD

42	Manager, Money Managers and Service Providers

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

1301 Second Avenue, Seattle, Washington 98101

(800) 787-7354

RIF Non-U.S. Fund

Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX

Marsico Capital Management, LLC, Denver, CO

MFS Institutional Advisors, Inc., Boston, MA

Pzena Investment Management, LLC, New York, NY

RIC Russell Commodity Strategies Fund

Credit Suisse Asset Management, LLC, New York, NY

Goldman Sachs Asset Management, L.P., New York, NY

Jeffries Asset Management, LLC, Stamford, CT

RIC Russell Global Infrastructure Fund

Cohen & Steers Capital Management, Inc., New York, NY

Macquarie Capital Investment Management LLC, New York, NY

Nuveen Asset Management, LLC, Chicago, IL

RIF Global Real Estate Securities Fund

AEW Capital Management, L.P., Boston, MA

Cohen & Steers Capital Management, Inc., New York, NY

INVESCO Advisers, Inc. which acts as a money manager to the Fund through its INVESCO Real Estate Division, Dallas, TX

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Manager, Money Managers and Service Providers	43

Russell Investment Funds	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495
www.russell.com

36-08-188

Item 2. Code of Ethics. [Annual Report Only]

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

Items 5. Audit Committee of Listed Registrants. [Not Applicable]

Item 6. [Schedule of investments is included as part of the report to shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10. Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant’s internal control over financial reporting.

Item 12. Exhibit List

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer
Date: September 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer
Date: September 1, 2011

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer
Date: September 1, 2011